                               Semiannual Report

                                 June 30, 1998

                                 [SAFECO LOGO]

                              SAFECO MUTUAL FUNDS

                           CLASS A AND CLASS B SHARES
                                     ------

SAFECO STOCK FUNDS
  Growth Fund.............................................................     2
  Equity Fund.............................................................     9
  Income Fund.............................................................    14
  Northwest Fund..........................................................    20
  Balanced Fund...........................................................    25
  International Stock Fund................................................    32
  Small Company Stock Fund................................................    38
  U.S. Value Fund.........................................................    43
SAFECO BOND FUNDS
  High-Yield Bond Fund....................................................    48
  Intermediate-Term U.S. Treasury Fund....................................    55
  Managed Bond Fund.......................................................    59
SAFECO TAX-EXEMPT BOND FUNDS
  Municipal Bond Fund.....................................................    66
  California Tax-Free Income Fund.........................................    68
  Washington State Municipal Bond Fund....................................    77
SAFECO MONEY MARKET FUND
  Money Market Fund.......................................................    81

                           [SAFECO MUTUAL FUNDS LOGO]

                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Growth Fund remains in the top echelon of stock mutual funds and ahead of the broad market. Returning 44.68% for Class A shares and 43.49% for Class B shares, not including the effects of sales charges, for the 12 months ending June 30. The Fund outperformed the S&P 500, the Russell 2000 Index and its peer funds. The S&P 500 returned 30.15%, the small-cap benchmark climbed 16.79%, and the average growth fund delivered 25.38% according to Lipper Analytical Services, Inc. [PHOTO OF THOMAS M. MAGUIRE]

   Lipper ranks SAFECO Growth in the top 3% of growth funds for the one year ended June 30, 1998. The Fund was 18 of 884

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                   WITH SALES CHARGE         WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998     1 YEAR   5 YEAR   10 YEAR    1 YEAR    5 YEAR   10 YEAR
Class A                                 38.17%   24.83%    17.96%    44.68%    25.99%    18.50%
Class B                                 38.49%   25.50%    18.35%    43.49%    25.66%    18.35%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO GROWTH FUND CLASS A: $52,147
SAFECO GROWTH FUND CLASS B: $53,892
S&P 500 INDEX: $54,863

                          SAFECO           SAFECO
INVESTMENT VALUE       GROWTH FUND     GROWTH FUND
WITH SALES CHARGE        CLASS A           CLASS B       S&P 500 INDEX
06/30/88                  $9,550           $10,000           $10,000
07/31/88                  $9,525            $9,974            $9,962
08/31/88                  $9,364            $9,805            $9,623
09/30/88                  $9,826           $10,289           $10,033
10/31/88                  $9,826           $10,289           $10,312
11/30/88                  $9,839           $10,303           $10,165
12/31/88                  $9,998           $10,470           $10,343
01/31/89                  $9,998           $10,470           $11,100
02/28/89                 $10,278           $10,762           $10,823
03/31/89                 $10,537           $11,033           $11,075
04/30/89                 $10,537           $11,033           $11,650
05/31/89                 $10,965           $11,482           $12,122
06/30/89                 $11,208           $11,736           $12,053
07/31/89                 $11,208           $11,736           $13,141
08/31/89                 $11,707           $12,259           $13,399
09/30/89                 $12,306           $12,885           $13,344
10/31/89                 $11,841           $12,399           $13,034
11/30/89                 $11,805           $12,362           $13,300
12/31/89                 $11,917           $12,478           $13,620
01/31/90                 $10,762           $11,269           $12,706
02/28/90                 $11,056           $11,577           $12,870
03/31/90                 $11,723           $12,276           $13,211
04/30/90                 $11,773           $12,328           $12,880
05/31/90                 $12,979           $13,591           $14,136
06/30/90                 $12,541           $13,132           $14,040
07/31/90                 $12,785           $13,387           $13,995
08/31/90                 $10,580           $11,078           $12,730
09/30/90                  $9,393            $9,836           $12,110
10/31/90                  $8,761            $9,174           $12,058
11/30/90                  $9,410            $9,854           $12,837
12/31/90                 $10,134           $10,611           $13,195
01/31/91                 $11,146           $11,671           $13,770
02/28/91                 $12,682           $13,279           $14,755
03/31/91                 $13,302           $13,929           $15,112
04/30/91                 $13,944           $14,601           $15,148
05/31/91                 $14,864           $15,564           $15,803
06/30/91                 $13,977           $14,636           $15,079
07/31/91                 $15,286           $16,006           $15,782
08/31/91                 $15,893           $16,642           $16,156
09/30/91                 $15,990           $16,743           $15,886
10/31/91                 $16,471           $17,247           $16,099
11/30/91                 $15,081           $15,792           $15,450
12/31/91                 $16,482           $17,259           $17,217
01/31/92                 $17,688           $18,522           $16,897
02/28/92                 $17,562           $18,390           $17,117
03/31/92                 $16,257           $17,023           $16,783
04/30/92                 $15,249           $15,967           $17,276
05/31/92                 $14,871           $15,572           $17,361
06/30/92                 $13,728           $14,374           $17,102
07/31/92                 $14,304           $14,978           $17,802
08/31/92                 $13,494           $14,129           $17,437
09/30/92                 $13,138           $13,757           $17,643
10/31/92                 $13,692           $14,338           $17,703
11/30/92                 $15,422           $16,148           $18,304
12/31/92                 $15,976           $16,729           $18,529
01/31/93                 $16,643           $17,428           $18,684
02/28/93                 $15,534           $16,266           $18,938
03/31/93                 $16,145           $16,906           $19,338
04/30/93                 $15,149           $15,863           $18,870
05/31/93                 $15,929           $16,680           $19,374
06/30/93                 $16,427           $17,201           $19,430
07/31/93                 $16,371           $17,142           $19,352
08/31/93                 $17,423           $18,244           $20,085
09/30/93                 $18,187           $19,044           $19,931
10/31/93                 $18,652           $19,530           $20,343
11/30/93                 $17,865           $18,707           $20,150
12/31/93                 $19,521           $20,441           $20,394
01/31/94                 $20,572           $21,541           $21,087
02/28/94                 $19,589           $20,512           $20,515
03/31/94                 $18,606           $19,483           $19,623
04/30/94                 $19,103           $20,003           $19,874
05/31/94                 $19,278           $20,186           $20,198
06/30/94                 $17,847           $18,688           $19,703
07/31/94                 $18,246           $19,106           $20,350
08/31/94                 $19,385           $20,298           $21,182
09/30/94                 $18,893           $19,784           $20,665
10/31/94                 $19,165           $20,068           $21,128
11/30/94                 $18,643           $19,522           $20,359
12/31/94                 $19,205           $20,109           $20,660
01/31/95                 $18,909           $19,800           $21,195
02/28/95                 $19,949           $20,889           $22,020
03/31/95                 $19,872           $20,808           $22,669
04/30/95                 $19,971           $20,912           $23,336
05/31/95                 $20,769           $21,748           $24,283
06/30/95                 $22,027           $23,065           $24,847
07/31/95                 $22,804           $23,879           $25,669
08/31/95                 $22,728           $23,799           $25,733
09/30/95                 $23,414           $24,518           $26,819
10/31/95                 $23,311           $24,409           $26,723
11/30/95                 $23,548           $24,657           $27,893
12/31/95                 $24,218           $25,359           $28,431
01/31/96                 $25,115           $26,298           $29,398
02/28/96                 $26,056           $27,284           $29,672
03/31/96                 $25,659           $26,868           $29,956
04/30/96                 $26,750           $28,011           $30,398
05/31/96                 $27,887           $29,201           $31,180
06/30/96                 $26,675           $27,932           $31,299
07/31/96                 $24,044           $25,177           $29,917
08/31/96                 $25,479           $26,680           $30,549
09/30/96                 $26,731           $27,990           $32,267
10/31/96                 $27,302           $28,570           $33,156
11/30/96                 $28,357           $29,657           $35,660
12/31/96                 $29,764           $31,112           $34,954
01/31/97                 $32,307           $33,757           $37,135
02/28/97                 $31,447           $32,838           $37,428
03/31/97                 $30,325           $31,644           $35,894
04/30/97                 $28,904           $30,157           $38,033
05/31/97                 $33,289           $34,712           $40,345
06/30/97                 $36,043           $37,558           $42,153
07/31/97                 $38,147           $39,725           $45,506
08/31/97                 $39,498           $41,103           $42,958
09/30/97                 $42,672           $44,372           $45,311
10/30/97                 $41,427           $43,068           $43,800
11/30/97                 $43,690           $45,382           $45,825
12/31/97                 $44,530           $46,262           $46,612
01/31/98                 $45,166           $46,846           $47,127
02/28/98                 $49,701           $51,495           $50,524
03/31/98                 $52,764           $54,622           $53,109
04/30/98                 $54,772           $56,686           $53,643
05/31/98                 $52,187           $53,976           $52,722
06/30/98                 $52,147           $53,892           $54,863

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

growth funds for Class A and 25 of 884 funds for Class B.
   Despite being down for the quarter -1.17% for Class A shares and -1.34% for Class B shares, not including the effects of sales charges, the Fund delivered 17.11% for Class A shares and 16.49% for Class B shares, not including the effect of sales charges for the last six months. The average growth fund went 1.85% for the quarter and 15.11% for the half year. But over longer time periods I'm more optimistic.
   Our performance, the Fund's volatility, and the fact that we are often out of step with the rest of the market are due to one thing: eclectic stock picking.

   Because its good performance was discovered, SAFECO Growth experienced tremendous asset growth and a drop in its expense ratio. Assets grew from $262 million at June 30, 1997, to $1.6 billion at June 30, 1998.
   Because of the cash inflow, I bought some larger caps, notably: Avon, Green Tree Financial, American Home Products, Philip Morris and Kimberly-Clark. The advantage of investing in these larger companies is that I can acquire enough stock to make a difference in the Fund's performance. Additionally, the money goes right to work and is readily accessible when more intriguing opportunities arise.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Green Tree Financial Corp.  ........................................ 7.5%
  (Financial Services Company)
Chancellor Media Corp.  ............................................. 6.8
  (Radio Stations)
Philip Morris Cos., Inc.  ........................................... 4.9
  (Food, Beverage & Tobacco Company)
Corrections Corp. of America ........................................ 3.9
  (Correctional Institution Management)
Dura Pharmaceuticals, Inc.  ......................................... 3.6
  (Pharmaceuticals)
Emmis Broadcasting Corp. (Class A) .................................. 3.5
  (Radio Stations)
MICROS Systems, Inc.  ............................................... 2.7
  (Specialty Software Company)
Beckman Coulter, Inc.  .............................................. 2.7
  (Medical Instruments Manufacturer)
Family Golf Centers, Inc.  .......................................... 2.7
  (Golf Recreation Centers)
United Stationers, Inc.  ............................................ 2.6
  (Office Products Distribution)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Chancellor Media Corp.  ............................................ $68,488
Corrections Corp. of America ........................................ 67,890
Dura Pharmaceuticals, Inc.  ......................................... 64,582
Philip Morris Cos., Inc.  ........................................... 62,997
Kimberly-Clark Corp.  ............................................... 51,366


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Kimberly-Clark Corp.  .............................................. $24,989
*Elan Corp., plc (ADR) .............................................. 16,814
*First Data Corp.  .................................................. 16,762
*Res-Care, Inc.  .................................................... 14,719
*Boston Scientific Corp.  ........................................... 14,712

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
-------------------------------------------------------------------------
Broadcasting (Television, Radio & Cable) ............................ 11%
Financial (Miscellaneous) ............................................. 8
Health Care (Medical Products & Supplies) ............................. 6
Tobacco ............................................................... 5
Services (Commercial & Consumer) ...................................... 5
-------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE GROWTH FUND MANAGER

   Green Tree, a manufactured housing financier that the Fund has owned in the past, contributed tremendously to the Fund's success so far in 1998. Its stock fell on an accounting controversy and we acquired it on the cheap. Then, due to an agreement to merge with Conseco, it climbed to be one of last quarter's top-performers on the New York Stock Exchange.
   We started buying Avon after its price fell on near-term earnings concerns. Its long-term focus on cost cutting gives it a great outlook for earnings growth. Indeed, year to date the stock is up 27% versus the S&P's 18%.
   We bought American Home Products when its stock lost weight on a problem with its diet drugs. Over the last six months, the stock gained 35% versus the S&P 500's 18%. A practiced acquirer, American Home recently announced a merger with Monsanto that further solidifies its scientific nature and greatly enhances its long-term growth prospects.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 NET ASSET CAPITALIZATION WEIGHTINGS
     AS A PERCENT OF NET ASSETS

Large:   27% ($4 Bil. and above)
Medium:  19% ($1 Bil. - $4 Bil.)
Small:   54% (Less than $1 Bil.)

   I like larger caps only when I smell value in them, and that usually arises from a controversy. My preferred stocks continue to be those that are undiscovered with ample room to appreciate. My current favorites include: Family Golf (a consolidator of driving range facilities that has essentially acquired all its major competition), Dura Pharmaceutical (a smaller pharmaceutical that has created a niche in respiratory drugs), MICROS Systems (a point of sale inventory systems provider that is simultaneously cutting costs and expanding its product line and customer base), United Stationers (the largest player in the consistent business of office product distribution) and Corrections Corp (the largest private operator of prisons).
   As your fund manager, I am working to invest creatively, keep up our good results, be thankful when things go well, and remember that nothing lasts forever.

Thomas M. Maguire
-------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.2%

AUTOMOBILES - 0.2%
       363,900   *Miller Industries, Inc.  .......................... $ 2,820

AUTO PARTS & EQUIPMENT - 0.4%
       607,000   *+Precision Auto Care, Inc.  ......................... 5,994

BANKS (MAJOR REGIONAL) - 0.7%
       405,405   Provident Bankshares Corp.  ......................... 11,959

BIOTECHNOLOGY - 0.3%
       338,700   *CryoLife, Inc.  ..................................... 5,335

BROADCASTING (TELEVISION, RADIO & CABLE) - 10.6%
       186,100   *American Tower Corp. (Class A) ...................... 4,641
     2,266,898   *Chancellor Media Corp.  ........................... 112,566
     1,208,700   *+Emmis Broadcasting Corp. (Class A) ................ 57,791

BUILDING MATERIALS - 0.3%
       475,100   *Hospitality Worldwide Services ...................... 4,276

CHEMICALS (SPECIALTY) - 0.7%
       709,800   *+Tetra Technologies, Inc.  ......................... 11,712

COMMUNICATIONS EQUIPMENT - 2.2%
       100,000   *Advanced Commmunication Systems, Inc.  .............. 1,244
       218,000   *DSC Communications Corp.  ........................... 6,540
       155,700   *NewCom, Inc.  ....................................... 1,479
       353,000   Scientific-Atlanta, Inc.  ............................ 8,957
        48,100   Tyler Corp.  ........................................... 496
       577,300   *World Access, Inc.  ................................ 17,319

COMPUTERS (HARDWARE) - 3.0%
       146,200   *Equitrac Corp.  ..................................... 2,906
     1,338,028   *+MICROS Systems, Inc.  ............................. 44,280
       128,000   *Optimal Robotics Corp.  ............................. 1,504

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.5%
       303,500   *Quantum Corp.  .................................... $ 6,298
       100,000   *Seagate Technology, Inc.  ........................... 2,381

COMPUTERS (SOFTWARE & SERVICES) - 1.7%
        43,479   *Affiliated Computer Services, Inc.  ................. 1,674
     1,203,400   *Discreet Logic, Inc.  .............................. 13,990
       622,500   *+Phoenix International Ltd., Inc.  ................. 10,116
       295,400   *TRO Learning, Inc.  ................................. 2,566

CONSUMER FINANCE - 0.8%
       655,300   Doral Financial Corp.  .............................. 11,468
       118,000   *+Waterside Capital Corp.  ........................... 1,342

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.5%
       250,500   *Action Performance Cos., Inc.  ...................... 8,063
       221,000   *Celebrity, Inc.  ...................................... 262

CONTAINERS (METAL & GLASS) - 0.1%
       221,400   *Ontro, Inc.  .......................................... 858

DISTRIBUTORS (FOOD & HEALTH) - 2.6%
     1,557,400   *Nu Skin Enterprises, Inc. (Class A) ................ 30,369
       728,200   +Weider Nutrition International, Inc.  .............. 12,379

DRUGS & HOSPITAL SUPPLY - 0.5%
       335,500   *Zonagen, Inc.  ...................................... 7,360

ELECTRICAL EQUIPMENT - 1.0%
       389,900   *Kent Electronics Corp.  ............................. 7,140
       424,300   *+PCD, Inc.  ......................................... 7,266
       189,000   *Ultrak, Inc.  ....................................... 1,607

ENGINEERING & CONSTRUCTION - 1.0%
       360,400   *+American Buildings Co.  ........................... 10,722
       393,300   *Morrison Knudsen Corp.  ............................. 5,531

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
ENTERTAINMENT - 1.4%
       376,400   *Championship Auto Racing Teams, Inc.  ............. $ 6,869
       335,600   *SFX Entertainment, Inc. (Class A) .................. 15,396

FINANCIAL (DIVERSIFIED) - 0.7%
       483,600   *+BNC Mortgage, Inc.  ................................ 5,320
       274,475   *Credit Acceptance Corp.  ............................ 2,333
       444,700   United Panam Financial Corp.  ........................ 4,558

FINANCIAL (MISCELLANEOUS) - 7.5%
     2,898,500   Green Tree Financial Corp.  ........................ 124,092

FOOTWEAR - 0.0%
        48,000   *Rocky Shoes & Boots, Inc.  ............................ 684

HEALTH CARE (DIVERSIFIED) - 2.1%
       566,100   American Home Products Corp.  ....................... 29,296
       331,500   *Anesta Corp.  ....................................... 4,786
        42,000   *OrthAlliance, Inc. (Class A) .......................... 609

HEALTH CARE (DRUGS-GENERAL) - 3.9%
     2,665,700   *+Dura Pharmaceuticals, Inc.  ....................... 59,645
       609,000   *+Nastech Pharmaceutical Co., Inc.  .................. 4,948

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 2.5%
       162,300   *Andrx Corp.  ........................................ 5,965
       436,900   *Gensia, Inc.  ....................................... 1,748
       162,500   Mylan Laboratories, Inc.  ............................ 4,885
       142,800   *PharmaPrint, Inc.  .................................. 1,464
       408,500   *Serologicals Corp.  ................................ 13,174
       255,000   *SuperGen, Inc.  ..................................... 2,566
       332,100   Teva Pharmaceutical Industries, Ltd. (ADR) .......... 11,686

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.0%
        13,363   *AmSurg Corp. (Class A) ................................ 102
        86,103   *AmSurg Corp. (Class B) ................................ 603
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.3%
        37,500   *Birner Dental Management Services, Inc.  ........... $  234
       356,400   +First Commonwealth, Inc.  ........................... 5,346

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 5.9%
       246,400   *Anika Therapeutics, Inc.  ........................... 3,604
       758,800   *Beckman Coulter, Inc.  ............................. 44,200
       270,100   *Datascope Corp.  .................................... 7,175
       209,300   Dentsply International, Inc.  ........................ 5,233
       305,200   *EDAP TMS S.A. (ADR) ................................. 1,431
       920,200   *Haemonetics Corp.  ................................. 14,723
       514,450   *+Lifeline Systems, Inc.  ............................ 9,517
       886,000   *+PolyMedica Industries, Inc.  7,974
       552,800   *Quidel Corp.  ....................................... 1,728
       138,900   *Senetek, plc (ADR) .................................... 486
       156,100   *Urologix, Inc.  ..................................... 1,327
       162,000   *UroQuest Medical Corp.  ............................... 425

HEALTH CARE (SPECIALIZED SERVICES) - 0.5%
       282,300   *American Healthcorp, Inc.  . 2,788
       183,000   *Laboratory Specialists of America, Inc.  .............. 858
       533,600   *Prime Medical Services, Inc.  ....................... 5,003

HOMEBUILDING - 0.1%
        57,187   *American Homestar Corp.  ............................ 1,369

HOUSEHOLD FURNITURE & APPLIANCES - 0.4%
       585,900   *International Comfort Products Corp.  ............... 7,104

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.6%
       545,000   Kimberly-Clark Corp.  ............................... 25,002
       311,500   *U.S. Home & Garden, Inc.  ........................... 2,005

HOUSEWARES - 0.2%
       293,200   *Home Products International, Inc.  .................. 3,408

INSURANCE (LIFE-HEALTH) - 0.5%
       170,000   Conseco, Inc.  ....................................... 7,948

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
INVESTMENT BANKING/BROKERAGE - 0.3%
       217,200   *E*TRADE Group, Inc.  .............................. $ 4,982

LEISURE TIME (PRODUCTS) - 3.0%
       250,000   *American Coin Merchandising, Inc.  .................. 4,938
     1,732,875   *+Family Golf Centers, Inc.  ........................ 43,863
        90,200   *Toymax International, Inc.  ........................... 620

LODGING (HOTELS) - 1.4%
     1,528,600   *+Suburban Lodges of America, Inc.  ................. 23,120

MACHINERY (DIVERSIFIED) - 1.5%
       690,700   Chart Industries, Inc.  ............................. 16,490
       210,800   *Innovative Valve Technologies, Inc.  ................ 1,555
       836,500   *+ITEQ, Inc.  ........................................ 6,221

MANUFACTURING (DIVERSIFIED) - 1.6%
        75,600   *ITC Learning Corp.  ................................... 491
        40,000   *Maverick Tube Corp.  .................................. 465
       439,100   +Nortek, Inc.  ...................................... 13,502
       422,850   *+Recovery Engineering, Inc.  ........................ 8,906
       246,000   *SurModics, Inc.  .................................... 2,891

MANUFACTURING (SPECIALIZED) - 1.4%
       213,000   Diebold, Inc.  ....................................... 6,150
       414,000   *+Teardrop Golf Co.  ................................. 4,140
       695,700   +Telco Systems, Inc.  ................................ 9,870
       218,600   *Zomax Optical Media, Inc.  . 3,361

NATURAL GAS - 0.0%
       108,000   Virginia Gas Co.  ...................................... 662

OFFICE EQUIPMENT & SUPPLIES - 3.6%
        81,600   *Asia Pacific Wire & Cable Corp., Ltd.  ................ 428
       367,000   Danka Business Systems (ADR) 4,335
       244,500   *+Open Plan Systems, Inc.  ............................. 565
       698,400   *+TRM Copy Centers Corp.  ............................ 9,952
       668,800   *United Stationers, Inc.  ........................... 43,305
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PERSONAL CARE - 3.3%
       475,000   Avon Products, Inc.  ............................... $36,813
       188,100   *French Fragrances, Inc.  ............................ 2,939
       727,700   *+Penederm, Inc.  ................................... 14,554

REAL ESTATE INVESTMENT TRUST - 4.8%
       493,500   CCA Prison Realty Trust ............................. 15,113
     2,714,500   *Corrections Corp. of America ....................... 63,791

RESTAURANTS - 1.6%
       358,300   Apple South, Inc.  ................................... 4,680
       446,500   *Rainforest Cafe, Inc.  .............................. 6,195
       464,300   *Rare Hospitality International, Inc.  ............... 6,819
       493,000   *+Schlotzsky's, Inc.  ................................ 7,888

RETAIL (BUILDING SUPPLIES) - 0.8%
       569,800   *Eagle Hardware & Garden, Inc.  ..................... 13,177

RETAIL (DEPARTMENT STORES) - 0.8%
       179,400   *Marks Brothers Jewelers, Inc.  ...................... 3,498
       266,300   *Rainbow Rentals, Inc.  .............................. 2,829
       338,500   *Value City Department Stores, Inc.  ................. 7,109

RETAIL (DISCOUNTERS) - 0.1%
       354,998   *Filene's Basement Corp.  ............................ 1,936

RETAIL (FOOD CHAINS) - 2.3%
     1,056,100   American Stores Co.  ................................ 25,544
       933,279   *NPC International, Inc.  ........................... 11,433

RETAIL (GENERAL MERCHANDISE) - 0.3%
        60,000   *Happy Kids, Inc.  ..................................... 825
       264,075   Phillips-Van Heusen Corp.  ........................... 3,895

RETAIL (HOME SHOPPING) - 0.4%
       734,900   *+Damark International, Inc.  ........................ 6,247

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (SPECIALTY) - 0.9%
       229,300   *1-800 Contacts, Inc.  ............................. $ 3,497
       354,300   *+Funco, Inc.  ....................................... 5,004
       148,200   *Garden Ridge Corp.  ................................. 2,871
        85,000   *Travis Boats & Motors, Inc.  ........................ 2,083
       309,400   *West Coast Entertainment Corp.  ....................... 522

RETAIL (SPECIALTY-APPAREL) - 2.0%
       479,500   *+Concepts Direct, Inc.  ............................. 7,312
       542,213   *+Harold's Stores, Inc.  ............................. 4,134
       470,634   *Stage Stores, Inc.  ................................ 21,296

SERVICES (ADVERTISING/MARKETING) - 0.4%
       183,400   *ACI Telecentrics, Inc.  ............................... 115
       828,800   *APAC Teleservices, Inc.  ............................ 4,843
        85,550   LCS Industries, Inc.  ................................ 1,251

SERVICES (COMMERCIAL & CONSUMER) - 4.9%
       347,400   *Bluegreen Corp.  .................................... 3,061
       700,200   *+Compass International Services Corp.  .............. 6,652
       310,000   *FirstService Corp.  ................................. 3,953
       839,900   *+IntelliQuest Information Group, Inc.  .............. 8,399
     1,522,600   *NCO Group, Inc.  ................................... 33,497
        38,000   *Rent-Way, Inc.  ..................................... 1,159
       587,600   *Renters Choice, Inc.  .............................. 16,673
       280,000   SunSource, Inc.  ..................................... 6,090
        88,700   *UBICS, Inc.  ........................................ 1,220

SERVICES (DATA PROCESSING) - 0.3%
       378,100   *Vanstar Corp.  ...................................... 5,506

SERVICES (EMPLOYMENT) - 0.7%
       257,900   *ACSYS, Inc.  ........................................ 3,546
       170,000   *Alternative Resources Corp.  ........................ 2,104
       898,600   *+Hall, Kinion & Associates, Inc.  ................... 6,009

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.6%
     2,027,000   *CellStar Corp.  ................................. $  26,224

TELECOMMUNICATIONS (EQUIPMENTL) - 0.2%
       174,500   Natural Microsystems Corp.  .......................... 2,792

TELEPHONE - 0.4%
       601,900   *+Innotrac Corp.  .................................... 5,718

TOBACCO - 4.9%
     2,063,000   Philip Morris Cos., Inc.  ........................... 81,232
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,615,688
                                                                      -------

WARRANTS - 0.0%

COMPUTERS (PERIPHERALS) - 0.0%
        32,500   *NewCom, Inc.  .......................................... 81

CONTAINERS (METAL & GLASS) - 0.0%
       221,400   *Ontro, Inc.  .......................................... 152
                                                                      -------
TOTAL WARRANTS .......................................................... 233
                                                                      -------

TEMPORARY INVESTMENTS - 2.5%

COMMERCIAL PAPER:
   $41,683,000   Countrywide Funding 6.35%, due 7/01/98 .............. 41,683
                                                                      -------
TOTAL TEMPORARY INVESTMENTS .......................................... 41,683
                                                                      -------
TOTAL INVESTMENTS - 100.7% ........................................ 1,657,604
Liabilities, less Other Assets ..................................... (11,792)
                                                                      -------
NET ASSETS ....................................................... $1,645,812
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the latest quarter and year-to-date, SAFECO Equity Fund delivered
0.80% and 14.14% for Class A shares, along with 0.54% and 13.25% for
Class B shares, not including the effects of sales charges, outpacing the 0.27% and 12.11% returns posted by the Lipper Analytical Services, Inc. Growth and Income peer group, but underperforming to the 3.30% and 17.70% posted by the S&P 500 Index. For the 12 months, the fund returned 21.46% for Class A shares and 20.17% for Class B shares, not including the effects of sales charges, lagging
the S&P 500's 30.15%.       [PHOTO OF RICH MEAGLEY]

   The Fund outpaced its peer funds in the latest periods because the Lipper group, as a whole, owns more small to mid-cap

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                       WITH SALES CHARGE                WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998          1 YEAR    5 YEAR    10 YEAR      1 YEAR     5 YEAR     10 YEAR
Class A                                      16.00%    21.27%    18.56%       21.46%     22.39%      19.11%
Class B                                      15.17%    21.83%    18.93%       20.17%     22.01%      18.93%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO EQUITY FUND CLASS A: $54,894
SAFECO EQUITY FUND CLASS B: $56,595
S&P 500 INDEX: $54,863

                         SAFECO                 SAFECO
INVESTMENT VALUE       EQUITY FUND            EQUITY FUND               S&P 500
WITH SALES CHARGE        CLASS A                CLASS B                  INDEX
06/30/88                 $9,550                 $10,000                 $10,000
07/31/88                 $9,493                  $9,941                  $9,962
08/31/88                 $9,335                  $9,775                  $9,623
09/30/88                 $9,774                 $10,235                 $10,033
10/31/88                 $9,774                 $10,235                 $10,312
11/30/88                 $9,947                 $10,415                 $10,165
12/31/88                 $9,955                 $10,424                 $10,343
01/31/89                 $9,955                 $10,424                 $11,100
02/28/89                $10,630                 $11,131                 $10,823
03/31/89                $10,643                 $11,144                 $11,075
04/30/89                $10,643                 $11,144                 $11,650
05/31/89                $11,297                 $11,829                 $12,122
06/30/89                $11,713                 $12,265                 $12,053
07/31/89                $11,713                 $12,265                 $13,141
08/31/89                $12,756                 $13,357                 $13,399
09/30/89                $12,914                 $13,523                 $13,344
10/31/89                $12,940                 $13,550                 $13,034
11/30/89                $13,029                 $13,643                 $13,300
12/31/89                $13,518                 $14,155                 $13,620
01/31/90                $12,396                 $12,980                 $12,706
02/28/90                $12,512                 $13,101                 $12,870
03/31/90                $12,976                 $13,587                 $13,211
04/30/90                $12,600                 $13,194                 $12,880
05/31/90                $13,818                 $14,469                 $14,136
06/30/90                $13,796                 $14,446                 $14,040
07/31/90                $13,549                 $14,187                 $13,995
08/31/90                $12,118                 $12,689                 $12,730
09/30/90                $11,528                 $12,071                 $12,110
10/31/90                $11,282                 $11,814                 $12,058
11/30/90                $11,897                 $12,458                 $12,837
12/31/90                $12,360                 $12,942                 $13,195
01/31/91                $12,993                 $13,606                 $13,770
02/28/91                $13,765                 $14,414                 $14,755
03/31/91                $14,154                 $14,820                 $15,112
04/30/91                $14,444                 $15,124                 $15,148
05/31/91                $15,024                 $15,732                 $15,803
06/30/91                $14,060                 $14,722                 $15,079
07/31/91                $15,002                 $15,709                 $15,782
08/31/91                $15,238                 $15,956                 $16,156
09/30/91                $15,031                 $15,740                 $15,886
10/31/91                $15,278                 $15,998                 $16,099
11/30/91                $14,322                 $14,997                 $15,450
12/31/91                $15,809                 $16,554                 $17,217
01/31/92                $16,750                 $17,539                 $16,897
02/28/92                $17,033                 $17,836                 $17,117
03/31/92                $16,267                 $17,034                 $16,783
04/30/92                $16,402                 $17,175                 $17,276
05/31/92                $16,252                 $17,018                 $17,361
06/30/92                $15,079                 $15,790                 $17,102
07/31/92                $15,695                 $16,435                 $17,802
08/31/92                $15,049                 $15,758                 $17,437
09/30/92                $15,093                 $15,804                 $17,643
10/31/92                $15,821                 $16,567                 $17,703
11/30/92                $16,866                 $17,661                 $18,304
12/31/92                $17,273                 $18,087                 $18,529
01/31/93                $17,846                 $18,686                 $18,684
02/28/93                $17,861                 $18,703                 $18,938
03/31/93                $18,821                 $19,708                 $19,338
04/30/93                $18,391                 $19,258                 $18,870
05/31/93                $19,905                 $20,843                 $19,374
06/30/93                $19,986                 $20,928                 $19,430
07/31/93                $19,714                 $20,643                 $19,352
08/31/93                $20,818                 $21,799                 $20,085
09/30/93                $21,398                 $22,406                 $19,931
10/31/93                $21,961                 $22,995                 $20,343
11/30/93                $22,080                 $23,121                 $20,150
12/31/93                $22,612                 $23,678                 $20,394
01/31/94                $23,968                 $25,097                 $21,087
02/28/94                $23,367                 $24,468                 $20,515
03/31/94                $22,470                 $23,529                 $19,623
04/30/94                $23,193                 $24,286                 $19,874
05/31/94                $23,865                 $24,989                 $20,198
06/30/94                $23,006                 $24,090                 $19,703
07/31/94                $23,594                 $24,705                 $20,350
08/31/94                $25,029                 $26,209                 $21,182
09/30/94                $24,931                 $26,106                 $20,665
10/31/94                $25,397                 $26,594                 $21,128
11/30/94                $24,895                 $26,068                 $20,359
12/31/94                $24,859                 $26,030                 $20,660
01/31/95                $25,041                 $26,221                 $21,195
02/28/95                $25,695                 $26,906                 $22,020
03/31/95                $25,904                 $27,124                 $22,669
04/30/95                $26,599                 $27,852                 $23,336
05/31/95                $27,275                 $28,560                 $24,283
06/30/95                $27,951                 $29,268                 $24,847
07/31/95                $28,393                 $29,730                 $25,669
08/31/95                $29,183                 $30,558                 $25,733
09/30/95                $30,312                 $31,741                 $26,819
10/31/95                $29,936                 $31,347                 $26,723
11/30/95                $30,906                 $32,363                 $27,893
12/31/95                $31,138                 $32,605                 $28,431
01/31/96                $31,971                 $33,477                 $29,398
02/28/96                $32,255                 $33,775                 $29,672
03/31/96                $32,586                 $34,122                 $29,956
04/30/96                $33,280                 $34,848                 $30,398
05/31/96                $34,055                 $35,659                 $31,180
06/30/96                $34,685                 $36,319                 $31,299
07/31/96                $33,354                 $34,925                 $29,917
08/31/96                $33,702                 $35,290                 $30,549
09/30/96                $35,780                 $37,466                 $32,267
10/31/96                $36,931                 $38,624                 $33,156
11/30/96                $39,708                 $41,508                 $35,660
12/31/96                $38,922                 $40,652                 $34,954
01/31/97                $41,147                 $42,979                 $37,135
02/28/97                $41,311                 $43,126                 $37,428
03/31/97                $39,641                 $41,350                 $35,894
04/30/97                $40,768                 $42,502                 $38,033
05/31/97                $43,467                 $45,294                 $40,345
06/30/97                $45,194                 $47,097                 $42,153
07/31/97                $48,253                 $50,258                 $45,506
08/31/97                $45,712                 $47,612                 $42,958
09/30/97                $47,342                 $49,293                 $45,311
10/30/97                $45,199                 $47,013                 $43,800
11/30/97                $47,272                 $49,146                 $45,825
12/31/97                $48,091                 $49,974                 $46,612
01/31/98                $48,805                 $50,562                 $47,127
02/28/98                $52,691                 $54,524                 $50,524
03/31/98                $54,460                 $56,288                 $53,109
04/30/98                $54,534                 $56,339                 $53,643
05/31/98                $53,524                 $55,215                 $52,722
06/30/98                $54,894                 $56,595                 $54,863

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Funds original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE EQUITY FUND MANAGER

companies, which clearly underperformed the S&P 500.
   The Fund lagged the S&P 500 because we have a lower price/ earnings ratio (P/E). Within the S&P 500, higher P/E stocks outperformed lower P/E stocks.
   Even though our orientation to value caused the Fund to lag the index, I really like the overall strength of our lower-priced, aiming-for-predictable portfolio. Admission standards for stocks in the Equity Fund are stringent enough that I have confidence in our holdings, especially in the event of a market downturn.
   Two new names were admitted to the Fund during the quarter Travelers and Washington Mutual. I intend to hold both for a long time, as both of them are quality acquirers in consolidating industries. Purchased at slightly less than 13 times its estimated 1999 earnings in a market that is trading at over 21 times the 1999 earnings, Washington Mutual is a sound way for us to participate in the consolidation of the savings and loan industry.
   We paid 15 times Traveler's expected earnings estimate. I bought it after it announced it would merge with Citicorp to form CitiGroup. In addition to attractive near-term value, Travelers has the long-term potential

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 3.5%
  (Bank)
Hartford Financial Services Group, Inc.  ............................ 3.0
  (Insurance Company)
Microsoft Corp.  .................................................... 2.8
  (Personal Computer Software)
Abbott Laboratories ................................................. 2.8
  (Health Care Products)
Johnson & Johnson ................................................... 2.8
  (Health Care Products)
Kimberly-Clark Corp.  ............................................... 2.7
  (Manufacturing & Marketing Personal Care Products)
Merck & Co., Inc.  .................................................. 2.7
  (Health Care Products)
Federal National Mortgage Association ............................... 2.6
  (Mortgage Loan Banker)
Exxon Corp.  ........................................................ 2.5
  (Oil/Gas Exploration & Production)
Travelers Group, Inc.  .............................................. 2.4
  (Insurance Company)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Travelers Group, Inc.  ............................................. $46,527
Abbott Laboratories ................................................. 45,417
Proctor & Gamble Co.  ............................................... 30,932
Washington Mutual, Inc.  ............................................ 28,197
U.S. Bancorp ........................................................ 24,798


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Houston Industries, Inc.  ......................................... $33,294
*Echlin, Inc.  ...................................................... 27,667
*First Data Corp.  .................................................. 26,602
*SmithKline Beecham, plc (ADR) ...................................... 23,829
American Home Products Corp.  ....................................... 22,429

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Health Care (Diversified) ............................................... 9%
Insurance (Multi-Line) ................................................... 7
Oil (International Integrated) ........................................... 7
Household Products (Non-Durables) ........................................ 5
Financial (Diversified) .................................................. 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

to cross-sell its insurance and investor services to Citicorp's banking and credit clientele and vice versa for Citicorp.
   I let go of First Data because I fear that consolidation of the financial service sector will hurt their core business--the processing of merchant transactions. Other positions eliminated during the most recent quarter include Columbia/HCA, PacifiCare Health Systems, and Electronic Data Systems, which I did to further improve the quality of our holdings and to decrease the volatility of our returns.
   While my intent is to build a portfolio of companies that I can comfortably hold through thick and thin, I am sensitive to the fact that valuation matters. Hence, I sold the fourth position, Houston, because it had reached our target price.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   NET ASSET CAPITALIZATION WEIGHTINGS
        AS A PERCENT OF NET ASSETS

Large:           95% ($4 Bil. and above)
Medium:           1% ($1 Bil. - $4 Bil.)
Cash and Other:   4%

   I also sold part of Microsoft, Wal-Mart, General Electric, DuPont, PepsiCo and American Home Products when these companies began to look expensive. On the flip side, I added to our holdings in Hewlett-Packard, Dover, Fannie Mae, Intel and Bell Atlantic when their prices looked right.
   The theme to all this, which is evidenced in our portfolio and in our low turnover, is that we are long-term investors, holding above-average companies in more predictable industries. For example, there are currently no technical or cyclical companies in our top ten.
   The market is expensive, which has made me a very cost-and quality-conscious manager. I am making a concerted effort not to pay too much for a stock in a market that seems overpriced, or reach too far in a market that seems precipitous. I am holding companies I want to own--companies whose long-term outlooks give me solace.

Rich Meagley
-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 96.2%

AEROSPACE/DEFENSE - 4.3%
       900,000   Boeing Co.  ........................................ $40,106
       360,000   Lockheed Martin Corp.  .............................. 38,115

BANKS (MAJOR REGIONAL) - 3.9%
       575,000   NationsBank Corp.  .................................. 43,988
       652,200   U.S. Bancorp ........................................ 28,045

BANKS (MONEY CENTER) - 3.5%
       850,000   Chase Manhattan Corp.  .............................. 64,175

BEVERAGES (ALCOHOLIC) - 2.3%
       875,000   Anheuser-Busch Co., Inc.  ........................... 41,289

BEVERAGES (NON-ALCOHOLIC) - 1.2%
       530,000   PepsiCo, Inc.  ...................................... 21,829

CHEMICALS - 3.9%
       450,000   Du Pont (E.I.) de Nemours & Co.  .................... 33,581
       799,600   Praxair, Inc.  ...................................... 37,431

COMMUNICATIONS EQUIPMENT - 1.5%
       525,000   Motorola, Inc.  ..................................... 27,595

COMPUTERS (HARDWARE) - 3.7%
       610,000   Hewlett-Packard Co.  ................................ 36,524
       275,000   International Business Machines Corp.  .............. 31,573

COMPUTERS (NETWORKING) - 1.0%
       585,000   *3Com Corp.  ........................................ 17,952

COMPUTERS (SOFTWARE & SERVICES) - 2.8%
       475,000   *Microsoft Corp.  ................................... 51,478

ELECTRICAL EQUIPMENT - 2.2%
       435,000   General Electric Co.  ............................... 39,585

ELECTRONICS (SEMICONDUCTORS) - 2.2%
       550,000   Intel Corp.  ........................................ 40,769

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ENTERTAINMENT - 2.1%
       365,000   Walt Disney Co.  ................................... $38,348

FINANCIAL (DIVERSIFIED) - 4.6%
       800,000   Federal Home Loan Mortgage Corp.  ................... 37,650
       785,000   Federal National Mortgage Association ............... 47,689

HEALTH CARE (DIVERSIFIED) - 9.3%
     1,250,000   Abbott Laboratories ................................. 51,094
       700,000   American Home Products Corp.  ....................... 36,225
       285,000   Bristol-Myers Squibb Co.  ........................... 32,757
       690,000   Johnson & Johnson ................................... 50,888

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 2.7%
       365,000   Merck & Co., Inc.  .................................. 48,819

HOUSEHOLD PRODUCTS (NON-DURABLES) - 4.7%
     1,100,000   Kimberly-Clark Corp.  ............................... 50,463
       390,000   Procter & Gamble Co.  ............................... 35,514

INSURANCE (MULTI-LINE) - 7.1%
       217,000   American International Group, Inc.  ................. 31,682
       475,000   Hartford Financial Services Group, Inc.  ............ 54,328
       740,000   Travelers Group, Inc.  .............................. 44,863

MANUFACTURING (DIVERSIFIED) - 3.9%
     1,000,000   AlliedSignal, Inc.  ................................. 44,375
       820,000   Dover Corp.  ........................................ 28,085

OIL (DOMESTIC INTEGRATED) - 2.2%
       535,000   Mobil Corp.  ........................................ 40,994

OIL (INTERNATIONAL INTEGRATED) - 6.5%
       635,000   Exxon Corp.  ........................................ 45,283
       600,000   Royal Dutch Petroleum Co. (ADR) ..................... 32,888
       700,000   Texaco, Inc.  ....................................... 41,781

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL & GAS (DRILLING & EQUIPMENT) - 1.1%
       300,000   Schlumberger Ltd.  ................................. $20,494

PAPER & FOREST PRODUCTS - 1.0%
       548,000   Willamette Industries, Inc.  ........................ 17,536

RAILROADS - 2.0%
       370,000   Burlington Northern Santa Fe Corp.  ................. 36,329

RETAIL (DEPARTMENT STORES) - 1.4%
       400,000   May Department Stores Co. ........................... 26,200

RETAIL (FOOD CHAINS) - 3.8%
       550,000   Albertson's, Inc.  .................................. 28,497
     1,700,000   American Stores Co.  ................................ 41,119

RETAIL (GENERAL MERCHANDISE) - 1.4%
       435,000   Wal-Mart Stores, Inc.  .............................. 26,426

SAVINGS & LOANS- 1.4%
       600,000   Washington Mutual, Inc.  ............................ 26,063

SERVICES (DATA PROCESSING) - 1.2%
       300,000   Automatic Data Processing, Inc.  .................... 21,862

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TELECOMMUNICATIONS (LONG DISTANCE) - 1.7%
       550,000   AT&T Corp.  ...................................... $  31,419

TELEPHONE - 3.5%
       800,000   Bell Atlantic Corp.  ................................ 36,500
       500,000   GTE Corp.  .......................................... 27,812

TOBACCO - 2.1%
     1,000,000   Philip Morris Cos., Inc.  ........................... 39,375
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,767,393
                                                                      -------

TEMPORARY INVESTMENTS - 3.7%

COMMERCIAL PAPER:
   $68,750,000   Lehman Brothers Holdings, Inc. 6.40%, due 7/01/98 ... 68,750
                                                                      -------
TOTAL TEMPORARY INVESTMENTS .......................................... 68,750
                                                                      -------
TOTAL INVESTMENTS - 99.9% ......................................... 1,836,143
Other Assets, less Liabilities ........................................ 2,230
                                                                      -------
NET ASSETS ....................................................... $1,838,373
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Income Fund continues to perform very well with total returns that exceed its peer funds for the quarter, six months and year ending
June 30, 1998.
   In the second quarter, six and 12 months just ended, the Fund returned .47%, 11.78% and 24.36% for Class A shares and .29%, 11.85% and 24.06% for Class B shares, not including the effects of sales charges, respectively. That exceeds -.97%, 9.13% and 20.95%, the comparable returns for the average equity-income fund reported by Lipper Analytical Services, Inc., for the same three periods. The S&P 500 returned 3.30%, 17.70% and 30.15%, also for the same three periods.
                             [PHOTO OF THOMAS RATH]

   While the Fund didn't match the S&P 500 (due to its non-stock

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                        WITH SALES CHARGE                        WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998        1 YEAR        5 YEAR        10 YEAR        1 YEAR        5 YEAR        10 YEAR
Class A                                    18.76%        17.50%        13.72%         24.36%        18.59%        14.24%
Class B                                    19.06%        18.19%        14.15%         24.06%        18.40%        14.15%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO INCOME FUND CLASS A: $36,161
SAFECO INCOME FUND CLASS B: $37,560
S&P 500 INDEX: $54,863

                          SAFECO         SAFECO
INVESTMENT VALUE        INCOME FUND    INCOME FUND       S&P 500
WITH SALES CHARGE        CLASS A        CLASS B           INDEX
06/30/88                  $9,550         $10,000         $10,000
07/31/88                  $9,570         $10,021          $9,962
08/31/88                  $9,410          $9,853          $9,623
09/30/88                  $9,681         $10,137         $10,033
10/31/88                  $9,681         $10,137         $10,312
11/30/88                  $9,829         $10,293         $10,165
12/31/88                  $9,752         $10,212         $10,343
01/31/89                  $9,752         $10,212         $11,100
02/28/89                 $10,191         $10,671         $10,823
03/31/89                 $10,235         $10,717         $11,075
04/30/89                 $10,235         $10,717         $11,650
05/31/89                 $10,624         $11,124         $12,122
06/30/89                 $10,955         $11,472         $12,053
07/31/89                 $10,955         $11,472         $13,141
08/31/89                 $11,617         $12,164         $13,399
09/30/89                 $11,714         $12,266         $13,344
10/31/89                 $11,272         $11,803         $13,034
11/30/89                 $11,400         $11,938         $13,300
12/31/89                 $11,626         $12,174         $13,620
01/31/90                 $11,039         $11,559         $12,706
02/28/90                 $11,090         $11,612         $12,870
03/31/90                 $11,174         $11,700         $13,211
04/30/90                 $10,755         $11,262         $12,880
05/31/90                 $11,321         $11,854         $14,136
06/30/90                 $11,275         $11,807         $14,040
07/31/90                 $11,074         $11,596         $13,995
08/31/90                 $10,254         $10,737         $12,730
09/30/90                  $9,832         $10,296         $12,110
10/31/90                  $9,596         $10,048         $12,058
11/30/90                 $10,183         $10,663         $12,837
12/31/90                 $10,376         $10,865         $13,195
01/31/91                 $10,780         $11,288         $13,770
02/28/91                 $11,401         $11,938         $14,755
03/31/91                 $11,574         $12,119         $15,112
04/30/91                 $11,699         $12,251         $15,148
05/31/91                 $12,053         $12,621         $15,803
06/30/91                 $11,750         $12,303         $15,079
07/31/91                 $12,084         $12,653         $15,782
08/31/91                 $12,450         $13,037         $16,156
09/30/91                 $12,431         $13,017         $15,886
10/31/91                 $12,561         $13,152         $16,099
11/30/91                 $12,042         $12,610         $15,450
12/31/91                 $12,789         $13,392         $17,217
01/31/92                 $12,887         $13,495         $16,897
02/28/92                 $12,929         $13,538         $17,117
03/31/92                 $12,804         $13,407         $16,783
04/30/92                 $13,178         $13,799         $17,276
05/31/92                 $13,302         $13,929         $17,361
06/30/92                 $13,350         $13,980         $17,102
07/31/92                 $13,847         $14,499         $17,802
08/31/92                 $13,746         $14,394         $17,437
09/30/92                 $13,892         $14,547         $17,643
10/31/92                 $13,636         $14,279         $17,703
11/30/92                 $13,986         $14,645         $18,304
12/31/92                 $14,256         $14,928         $18,529
01/31/93                 $14,567         $15,253         $18,684
02/28/93                 $14,843         $15,543         $18,938
03/31/93                 $15,346         $16,069         $19,338
04/30/93                 $15,137         $15,850         $18,870
05/31/93                 $15,338         $16,060         $19,374
06/30/93                 $15,417         $16,144         $19,430
07/31/93                 $15,338         $16,060         $19,352
08/31/93                 $15,841         $16,588         $20,085
09/30/93                 $15,885         $16,634         $19,931
10/31/93                 $16,162         $16,924         $20,343
11/30/93                 $15,966         $16,718         $20,150
12/31/93                 $16,045         $16,801         $20,394
01/31/94                 $16,569         $17,350         $21,087
02/28/94                 $16,199         $16,962         $20,515
03/31/94                 $15,633         $16,370         $19,623
04/30/94                 $15,816         $16,561         $19,874
05/31/94                 $15,825         $16,571         $20,198
06/30/94                 $15,593         $16,328         $19,703
07/31/94                 $16,074         $16,832         $20,350
08/31/94                 $16,583         $17,364         $21,182
09/30/94                 $16,358         $17,129         $20,665
10/31/94                 $16,330         $17,099         $21,128
11/30/94                 $15,751         $16,493         $20,359
12/31/94                 $15,870         $16,618         $20,660
01/31/95                 $16,273         $17,039         $21,195
02/28/95                 $16,781         $17,572         $22,020
03/31/95                 $17,257         $18,070         $22,669
04/30/95                 $17,626         $18,456         $23,336
05/31/95                 $18,140         $18,995         $24,283
06/30/95                 $18,365         $19,230         $24,847
07/31/95                 $19,081         $19,980         $25,669
08/31/95                 $19,219         $20,124         $25,733
09/30/95                 $19,801         $20,734         $26,819
10/31/95                 $19,583         $20,506         $26,723
11/30/95                 $20,267         $21,222         $27,893
12/31/95                 $20,687         $21,662         $28,431
01/31/96                 $21,349         $22,355         $29,398
02/28/96                 $21,402         $22,410         $29,672
03/31/96                 $21,656         $22,676         $29,956
04/30/96                 $21,740         $22,765         $30,398
05/31/96                 $22,460         $23,518         $31,180
06/30/96                 $22,741         $23,813         $31,299
07/31/96                 $22,101         $23,142         $29,917
08/31/96                 $22,517         $23,578         $30,549
09/30/96                 $23,558         $24,668         $32,267
10/31/96                 $24,416         $25,555         $33,156
11/30/96                 $25,710         $26,885         $35,660
12/31/96                 $25,643         $26,789         $34,954
01/31/97                 $26,662         $27,854         $37,135
02/28/97                 $26,698         $27,880         $37,428
03/31/97                 $25,695         $26,823         $35,894
04/30/97                 $26,061         $27,180         $38,033
05/31/97                 $27,926         $29,103         $40,345
06/30/97                 $29,078         $30,276         $42,153
07/31/97                 $30,647         $31,889         $45,506
08/31/97                 $30,169         $31,390         $42,958
09/30/97                 $31,521         $32,764         $45,311
10/30/97                 $30,191         $31,365         $43,800
11/30/97                 $31,558         $32,764         $45,825
12/31/97                 $32,350         $33,580         $46,612
01/31/98                 $32,741         $34,112         $47,127
02/28/98                 $34,572         $36,005         $50,524
03/31/98                 $35,990         $37,452         $53,109
04/30/98                 $36,261         $37,705         $53,643
05/31/98                 $35,463         $36,848         $52,722
06/30/98                 $36,161         $37,560         $54,863

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Funds original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

investments), it continues to produce superior risk-adjusted returns. The Fund's beta (a measure of price volatility relative to the S&P 500) of .71 indicates that the Fund's volatility is 71% percent that of the S&P 500. Over the same three-year period, the Fund's average annual total return (25.71%) has been 85% that of S&P's (30.19%). In short, Income Fund shareholders have gotten 85% of the S&P 500's return for 71% of the risk.
   I cut back American Home Products, formerly the largest holding of the Fund, to a normal position size, 2.5% of net assets. Having appreciated 42% in nine months, the stock's upside potential became less compelling.
   Conversely, I increased two of our holdings, CCA Prison Real Estate Investment Trust (REIT) and Chancellor Media convertible preferred, to 5.1% and 5.3%, respectively, of net assets when they declined on reasons unrelated to their business prospects. I further increased our stake in radio broadcasting, an industry on which I am very positive, by buying Emmis Broadcasting on a secondary offering. It was very cheap relative to its peers.
   I established several other new positions. I bought Hewlett-Packard and SCI Systems

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chancellor Media Corp.
  7.00% Convertible ................................................ 5.3%
  (Radio Stations)
CCA Prison Realty Trust ............................................. 5.1
  (Correctional Facilities Leasing)
Family Golf Centers, Inc. Cvt.
  5.75%, due 10/15/04 ............................................... 4.2
  (Golf Recreation Centers)
Green Tree Financial Corp.  ......................................... 3.7
  (Financial Services Company)
Merrill Lynch & Co.
  7.875%, Cvt.  ..................................................... 3.6
  (Financial Management)
MICROS Systems, Inc.  ............................................... 3.0
  (Specialty Software Company)
American Home Products Corp.  ....................................... 2.5
  (Pharmaceuticals)
Chase Manhattan Corp.  .............................................. 2.5
  (Bank)
Central Parking (144A)
  5.25% Convertible ................................................. 2.4
  (Parking Services)
GATX Corp.  ......................................................... 2.3
  (Railway & Terminal Operator)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
CCA Prison Realty Trust ............................................ $16,231
Merrill Lynch & Co. 7.875%, Cvt.  ................................... 13,728
Central Parking (144A) 5.25%, Cvt.  ................................. 11,810
SCI Systems, Inc. (144A)
  5.00%, due 5/01/06 ................................................ 10,921
CCA Prison Realty Trust
  8.00% Series A Pfd ................................................. 8,000


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
American Home Products Corp.  ...................................... $11,029
*U.S. Bancorp ....................................................... 10,067
*First Data Corp.  ................................................... 8,669
Family Golf Centers, Inc.
  5.75%, due 10/15/04 ................................................ 7,224
*Xilinx, Inc. 5.25%, due 11/01/02 .................................... 7,220

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Real Estate Investment Trust ............................................ 8%
Broadcasting (Television, Radio & Cable) ................................. 7
Financial (Diversified) .................................................. 6
Oil (International Integrated) ........................................... 5
Leisure Time (Products) .................................................. 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE INCOME FUND MANAGER

convertible debentures when the stocks declined in sympathy with the tech sector to prices that I thought represented excellent value. I purchased Suburban Lodges because I judged the stock to have very little downside risk and tremendous upside potential. Finally, I established a new position in Newell Financial convertible preferred because the stock looked cheap relative to its three-year growth prospects and to other companies in the housewares sector.
   Five holdings were eliminated from the portfolio. I sold Home Depot convertible and U.S. Bancorp stock for attractive gains after both companies' stock appreciated to lofty valuation levels. I sold Adaptec, after having purchased it just last quarter, because of deteriorating prospects for the company. I sold First Data and Northwest Natural Gas for similar reasons--lackluster prospects.
   As of quarter end, the Income Fund was composed of 66% common stocks, 18% preferred stock, 10% convertible bonds and 6% cash equivalents. Of the common stock portion, 7% is invested in Real Estate Investment Trust (REIT) stocks. EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    NET ASSET CAPITALIZATION WEIGHTINGS
        AS A PERCENT OF NET ASSETS

Large:               42% ($4 Bil. and above)
Medium:               8% ($1 Bil. - $4 Bil.)
Small:               16% (Less than $1 Bil.)
Preferred Stocks:    18%
Corporate Bonds:     10%
Cash and Other:       6%

   On the whole, I would say that the portfolio is more defensively positioned now than it was six months ago, or any other time during my tenure as portfolio manager. I continue to believe that there is very little margin of safety built into current stock market valuations. I think the primary source of risk to these valuations is earnings, more specifically, disappointing earnings at some of the large multinationals in the S&P 500.
   The fund is still positioned to deliver a yield that is higher than the S&P
500. We are invested with exposure to domestic companies and to small- and mid-capitalization stocks and convertibles, areas that I believe will tend to outperform over the next 12 months or so. As always, I continue to focus on investing in higher quality companies with growing revenues and earnings as long as they are selling at reasonable prices.

Thomas Rath
-------------------------------
In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 66.4%

AEROSPACE/DEFENSE - 1.3%
        60,000   Lockheed Martin Corp.  ............................. $ 6,353

BANKS (MAJOR REGIONAL) - 2.3%
        99,111   NationsBank Corp.  ................................... 7,582
        92,200   Norwest Corp.  ....................................... 3,446

BANKS (MONEY CENTER) - 2.5%
       160,000   Chase Manhattan Corp.  .............................. 12,080

BEVERAGES (ALCOHOLIC) - 1.8%
       180,600   Anheuser-Busch Co., Inc.  ............................ 8,522

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.5%
       148,000   *Emmis Broadcasting Corp. (Class A) .................. 7,076

COMPUTERS (HARDWARE) - 4.0%
        80,500   Hewlett-Packard Co.  ................................. 4,820
       437,100   *MICROS Systems, Inc.  .............................. 14,465

ELECTRIC COMPANIES - 1.5%
       250,000   NIPSCO Industries, Inc.  ............................. 7,000

ELECTRICAL EQUIPMENT - 1.9%
       105,000   AMP, Inc.  ........................................... 3,609
        60,000   General Electric Co.  ................................ 5,460

FINANCIAL (DIVERSIFIED) - 1.9%
        70,000   Federal National Mortgage Association ................ 4,253
       175,100   Medallion Financial Corp.  ........................... 4,815

FINANCIAL (MISCELLANEOUS) - 3.7%
       410,000   Green Tree Financial Corp. .......................... 17,553

FOODS - 0.7%
       110,000   *ConAgra, Inc.  ...................................... 3,486

HEALTH CARE (DIVERSIFIED) - 2.5%
       235,000   American Home Products Corp.  ....................... 12,161

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERAL) - 1.0%
       208,000   Dura Pharmaceuticals, Inc. ......................... $ 4,654

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 1.3%
        45,000   Merck & Co., Inc.  ................................... 6,019

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.8%
       144,600   Beckman Coulter, Inc.  ............................... 8,423

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.7%
       180,000   Kimberly-Clark Corp.  ................................ 8,258

INSURANCE (MULTI-LINE) - 1.7%
        70,000   Hartford Financial Services Group, Inc.  ............. 8,006

LEISURE TIME (PRODUCTS) - 0.4%
       114,900   Sturm, Ruger & Co., Inc.  ............................ 1,925

LODGING (HOTELS) - 0.9%
       285,000   *Suburban Lodges of America, Inc.  ................... 4,311

MANUFACTURING (DIVERSIFIED) - 0.9%
        55,000   Minnesota Mining & Manufacturing Co.  ................ 4,520

OFFICE EQUIPMENT & SUPPLIES - 1.0%
       440,000   Unisource Worldwide, Inc.  ........................... 4,758

OIL (DOMESTIC INTEGRATED) - 2.2%
       140,000   Mobil Corp.  ........................................ 10,727

OIL (INTERNATIONAL INTEGRATED) - 4.6%
       100,000   Exxon Corp.  ......................................... 7,131
       100,000   Royal Dutch Petroleum Co. (ADR) ...................... 5,481
       160,000   Texaco, Inc.  ........................................ 9,550

PAPER & FOREST PRODUCTS - 0.7%
        70,000   Weyerhaeuser Co.  .................................... 3,233

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
PERSONAL CARE - 1.1%
        70,000   Avon Products, Inc.  ............................... $ 5,425

RAILROADS - 2.3%
       252,868   GATX Corp.  ......................................... 11,095

REAL ESTATE INVESTMENT TRUST - 7.1%
       790,900   CCA Prison Realty Trust ............................. 24,221
       155,000   First Industrial Realty Trust, Inc.  ................. 4,931
       185,000   Liberty Property Trust ............................... 4,729

RETAIL (DEPARTMENT STORES) - 1.8%
       120,000   J.C. Penney Co., Inc.  ............................... 8,677

RETAIL (FOOD CHAINS) - 1.0%
       191,000   American Stores Co.  ................................. 4,620

SAVINGS & LOANS - 1.5%
       171,000   Washington Mutual, Inc.  ............................. 7,428

SERVICES (DATA PROCESSING) - 2.0%
       135,000   Automatic Data Processing, Inc.  ..................... 9,838

TELEPHONE - 1.9%
       160,000   GTE Corp.  ........................................... 8,900

TOBACCO - 2.2%
       268,300   Philip Morris Cos., Inc.  ........................... 10,564

WASTE MANAGEMENT - 1.7%
       275,900   Landauer, Inc.  ...................................... 8,243
                                                                       ------
TOTAL COMMON STOCKS ................................................. 318,348
                                                                       ------

PREFERRED STOCKS - 17.7%

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.3%
       180,000   Chancellor Media Corp.
                 7.00% Convertible ................................... 25,290
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.9%
       100,000   #Vanstar Financing Trust (144A) 6.75% Convertible (acquired
                 9/27/97) ........................................... $ 4,075

CONTAINERS (METAL & GLASS) - 1.7%
       177,000   Crown Cork & Seal
                 4.50% Convertible .................................... 7,921

CONTAINERS & PACKAGING - 0.7%
        40,500   Newell Financial Trust
                 5.25% Convertible .................................... 2,354
        20,000   #Newell Financial Trust (144A) 5.25% Convertible (acquired
                 6/29/98) ............................................. 1,163

FINANCIAL (DIVERSIFIED) - 3.6%
       245,000   Merrill Lynch & Co.
                 7.875% Covertible ................................... 17,150

OIL & GAS (EXPLORATION & PRODUCTION) - 0.2%
        19,600   Nuevo Energy Co.
                 $2.875 Convertible ..................................... 895

REAL ESTATE INVESTMENT TRUST - 1.3%
       280,000   CCA Prison Realty Trust
                 8.00% Series A Pfd ................................... 6,457

SERVICES (COMMERCIAL & CONSTRUCTION) - 2.3%
       456,200   #Central Parking (144A)
                 5.25% Convertible (acquired 3/18/98) ................ 11,291

TELEPHONE - 1.7%
       148,000   Salomon, Inc.
                 6.25% Exchangeable Convertible to Cincinnati Bell,
                 Inc.  ................................................ 8,279
                                                                       ------
TOTAL PREFERRED STOCKS ............................................... 84,875
                                                                       ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
CORPORATE BONDS - 10.2%

CONVERTIBLE SUBORDINATED DEBENTURES:

COMPUTERS (PERIPHERALS) - 1.7%
   $ 8,500,000   Quantum Corp.
                 7.00%, due 8/01/04 ................................. $ 8,118

ELECTRICAL EQUIPMENT - 2.2%
     6,500,000   #SCI Systems, Inc. (144A)
                 5.00%, due 5/01/06 (acquired 4/15/98) ............... 10,676

EQUIPMENT (SEMICONDUCTORS) - 1.3%
     8,000,000   #Cymer, Inc. (144A)
                 7.25%, due 8/05/00 Step Bond (acquired 10/02/97) ..... 6,050

INSURANCE (MULTI-LINE) - 0.9%
     4,750,000   Loews Corp.
                 3.125%, due 9/15/07 .................................. 4,388

LEISURE TIME (PRODUCTS) - 4.1%
    16,400,000   #Family Golf Centers, Inc. (144A) 5.75%, due 10/15/04
                 (acquired 10/10/97) ................................. 19,905
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 49,137
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 6.0%

COMMERCIAL PAPER:
   $ 5,806,000   Countrywide Funding Corp. 6.35%, due 7/01/98 ....... $ 5,806
    22,250,000   Lehman Brothers Holdings, Inc. 6.40%, due 7/01/98 ... 22,250

INVESTMENT COMPANIES:
       993,043   SSgA Prime Money Market Portfolio ...................... 993
                                                                       ------
TOTAL TEMPORARY INVESTMENTS .......................................... 29,049
                                                                       ------
TOTAL INVESTMENTS - 100.3% .......................................... 481,409
Liabilities, less Other Assets ...................................... (1,508)
                                                                       ------
NET ASSETS ......................................................... $479,901
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $52,761,430 and total value is 11.1% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO NORTHWEST FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the quarter ended June 30, 1998, the SAFECO Northwest Fund returned -2.99% for Class A shares and -3.18% for Class B shares, not including the effects of sales charges. The average growth fund returned 1.85% according to Lipper Analytical Services, Inc. For the six months, the Fund returned 7.13% for Class A shares and 6.85% for Class B shares, not including the effects of sales charges, versus the Lipper average of 15.11%. For the latest 12 months, the Fund was at 16.85% for Class A shares and 16.14% for Class B shares, not including the effects of sales charges, and the peer group at 25.38%. The WM Group Northwest 50 Index returned 0.74% for the quarter, 15.87% for the six months and
                         [PHOTO OF WILLIAM B. WHITLOW]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN FOR THE                 WITH SALES CHARGE                        WITHOUT SALES CHARGE
PERIODS ENDED JUNE 30, 1998             1 YEAR      5 YEAR      SINCE INCEPTION*     1 YEAR      5 YEAR     SINCE INCEPTION*
Class A                                 11.59%      13.81%           12.85%          16.85%      14.86%          13.56%
Class B                                 11.14%      14.36%           13.39%          16.14%      14.60%          13.39%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO NORTHWEST FUND CLASS A: $24,273
SAFECO NORTHWEST FUND CLASS B: $25,129
S&P 500 INDEX: $37,183
WM GROUP NW 50 INDEX: $33,162

                           SAFECO                SAFECO                                       WM GROUP
INVESTMENT VALUE       NORTHWEST FUND        NORTHWEST FUND             S&P 500                 NW 50
WITH SALES CHARGE         CLASS A               CLASS B                  INDEX                  INDEX
02/28/91                   $9,550               $10,000                 $10,000                $10,000
03/31/91                   $9,832               $10,295                 $10,242                $10,409
04/30/91                  $10,120               $10,597                 $10,267                $10,666
05/31/91                  $10,465               $10,958                 $10,710                $11,305
06/30/91                   $9,853               $10,317                 $10,220                $10,552
07/31/91                  $10,440               $10,932                 $10,696                $11,063
08/31/91                  $10,873               $11,385                 $10,949                $11,510
09/30/91                  $10,606               $11,106                 $10,766                $11,292
10/31/91                  $10,500               $10,995                 $10,911                $11,285
11/30/91                   $9,854               $10,318                 $10,471                $10,836
12/31/91                  $11,052               $11,573                 $11,669                $12,133
01/31/92                  $11,529               $12,072                 $11,452                $12,767
02/28/92                  $11,898               $12,459                 $11,601                $12,958
03/31/92                  $11,637               $12,185                 $11,375                $12,545
04/30/92                  $11,228               $11,757                 $11,709                $11,973
05/31/92                  $11,345               $11,879                 $11,766                $11,865
06/30/92                  $10,987               $11,504                 $11,591                $11,450
07/31/92                  $11,240               $11,769                 $12,065                $11,567
08/31/92                  $10,938               $11,453                 $11,818                $11,250
09/30/92                  $11,394               $11,931                 $11,957                $11,693
10/31/92                  $11,774               $12,329                 $11,998                $12,156
11/30/92                  $12,272               $12,850                 $12,406                $12,701
12/31/92                  $12,608               $13,202                 $12,558                $12,725
01/31/93                  $12,658               $13,255                 $12,663                $12,821
02/28/93                  $12,037               $12,605                 $12,835                $12,420
03/31/93                  $12,508               $13,097                 $13,106                $12,932
04/30/93                  $11,997               $12,563                 $12,789                $12,641
05/31/93                  $12,258               $12,835                 $13,130                $12,953
06/30/93                  $12,143               $12,715                 $13,169                $12,675
07/31/93                  $12,042               $12,610                 $13,116                $12,220
08/31/93                  $12,383               $12,966                 $13,612                $12,721
09/30/93                  $12,374               $12,957                 $13,508                $12,434
10/31/93                  $12,534               $13,125                 $13,787                $12,881
11/30/93                  $12,585               $13,178                 $13,656                $13,158
12/31/93                  $12,738               $13,338                 $13,821                $13,334
01/31/94                  $12,963               $13,574                 $14,291                $13,737
02/28/94                  $13,290               $13,917                 $13,904                $13,941
03/31/94                  $12,728               $13,327                 $13,299                $13,449
04/30/94                  $12,697               $13,295                 $13,470                $13,409
05/31/94                  $12,892               $13,499                 $13,689                $13,611
06/30/94                  $12,562               $13,154                 $13,354                $13,198
07/31/94                  $12,746               $13,347                 $13,792                $13,300
08/31/94                  $13,320               $13,948                 $14,356                $14,068
09/30/94                  $13,016               $13,629                 $14,005                $13,530
10/31/94                  $12,892               $13,499                 $14,319                $13,449
11/30/94                  $12,571               $13,164                 $13,798                $13,209
12/31/94                  $12,540               $13,131                 $14,002                $13,281
01/31/95                  $12,695               $13,294                 $14,365                $13,224
02/28/95                  $13,016               $13,629                 $14,924                $13,668
03/31/95                  $13,451               $14,085                 $15,364                $14,102
04/30/95                  $13,627               $14,269                 $15,816                $14,526
05/31/95                  $13,834               $14,486                 $16,458                $14,528
06/30/95                  $14,516               $15,200                 $16,840                $15,409
07/31/95                  $15,273               $15,992                 $17,397                $15,993
08/31/95                  $15,407               $16,133                 $17,440                $16,299
09/30/95                  $15,490               $16,220                 $18,176                $16,897
10/31/95                  $15,307               $16,029                 $18,111                $16,507
11/30/95                  $15,275               $15,995                 $18,904                $16,753
12/31/95                  $15,070               $15,780                 $19,269                $16,957
01/31/96                  $15,213               $15,930                 $19,924                $17,518
02/28/96                  $15,677               $16,415                 $20,110                $17,921
03/31/96                  $16,625               $17,409                 $20,303                $17,826
04/30/96                  $17,078               $17,882                 $20,602                $18,898
05/31/96                  $17,365               $18,183                 $21,132                $19,204
06/30/96                  $17,003               $17,804                 $21,213                $19,123
07/31/96                  $16,197               $16,960                 $20,276                $18,188
08/31/96                  $16,716               $17,503                 $20,704                $19,088
09/30/96                  $16,978               $17,778                 $21,868                $19,583
10/31/96                  $16,547               $17,314                 $22,471                $19,446
11/30/96                  $17,274               $18,062                 $24,168                $20,852
12/31/96                  $17,323               $18,101                 $23,689                $21,348
01/31/97                  $18,580               $19,404                 $25,168                $22,302
02/28/97                  $18,580               $19,391                 $25,366                $22,719
03/31/97                  $17,804               $18,565                 $24,326                $22,097
04/30/97                  $18,432               $19,211                 $25,776                $23,084
05/31/97                  $19,652               $20,475                 $27,343                $24,975
06/30/97                  $20,773               $21,636                 $28,568                $26,156
07/31/97                  $22,572               $23,481                 $30,841                $28,542
08/31/97                  $21,968               $22,836                 $29,115                $27,620
09/30/97                  $23,065               $23,958                 $30,709                $29,553
10/30/97                  $21,796               $22,642                 $29,685                $27,603
11/30/97                  $22,917               $23,791                 $31,058                $29,281
12/31/97                  $22,657               $23,518                 $31,591                $28,622
01/31/98                  $22,434               $23,284                 $31,940                $28,511
02/28/98                  $24,719               $25,651                 $34,242                $31,422
03/31/98                  $25,021               $25,954                 $35,994                $32,920
04/30/98                  $25,626               $26,573                 $36,356                $32,795
05/31/98                  $23,747               $24,606                 $35,732                $31,211
06/30/98                  $24,273               $25,129                 $37,183                $33,162

* The Funds inception was February 7, 1991. Graph and average annual return comparison begins February 28, 1991.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Funds original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

26.80% for the one year.
   The reasons for our underperformance involve the nature of our investing universe. Tech stocks and Asia-affected stocks did poorly, and the Northwest economy has more tech stocks and roughly twice the Asian exposure of other regions. Further exacerbating the situation is our ownership of a lot of small-cap stocks, which also did poorly. (In the latest quarter, the Russell 2000 Index, which has a median market cap of $395 million versus the Fund's $516 million, tumbled 4.6%.)
   Innova, a small, communications tech stock affected by Asia cascaded 67% over the quarter as the yen declined, advancing the Japanese's competitive position.
   Both Lattice Semiconductor and Sequent Computer suffered substantial declines for the quarter (45% and 34%, respectively) as Asian orders dwindled. Boeing's postponement of a major order further hurt Sequent. Boeing was down 9% for the six months, but appears to be overcoming the problems created by their attempt to increase production 140%--a difficult task for any management.
   Seattle FilmWorks share price fell, so I bought more. I anticipate better earnings and exciting new product developments going

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 5.6%
  (Personal Computer Software)
Eagle Hardware & Garden, Inc.  ...................................... 5.2
  (Home Improvement Center)
Physio-Control International Corp.  ................................. 4.8
  (Medical Equipment Manufacturer)
Costco Companies, Inc.  ............................................. 4.3
  (Wholesale Membership Warehouse)
Starbucks Corp.  .................................................... 4.0
  (Beverage Retailer)
Morrison Knudsen Corp.  ............................................. 3.8
  (Engineering & Construction Services)
Boeing Co.  ......................................................... 3.4
  (Aerospace)
Washington Mutual, Inc.  ............................................ 3.3
  (Savings & Loan)
Weyerhaeuser Co.  ................................................... 3.3
  (Forestry Products)
Expeditors International of Washington, Inc.  ....................... 3.2
  (Freight Forwarding)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Weyerhaeuser Co.  ................................................... $2,394
Morrison Knudsen Corp.  .............................................. 2,204
Seattle FilmWorks, Inc.  ............................................. 1,773
Ambassadors International, Inc.  ..................................... 1,575
Innova Corp.  ........................................................ 1,402


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Alaska Air Group, Inc.  ............................................ $3,597
Burlington Northern Santa Fe Corp.  .................................. 1,430
*NIKE, Inc.  ......................................................... 1,341
*Mentor Graphics Corp.  .............................................. 1,305
Albertson's, Inc.  ................................................... 1,170

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Savings & Loan Companies ............................................... 10%
Health Care (Medical Products & Supplies) ................................ 8
Computers (Software & Services) .......................................... 6
Banks (Major Regional) ................................................... 5
Retail (Building Supplies) ............................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE NORTHWEST FUND MANAGER

forward. I am not going to sell these hard hit stocks. I think they represent a lot of potential. Eagle Hardware did. We held it through hardware's hard times last year, and in the last three months, it gained 31%.
   We've also benefited from researching, visiting and buying Morrison Knudsen before Wall Street discovered it. Rescued from chapter 11, given a clean slate and honest management, this construction engineering company is putting together positive earnings.
   Physio-Control (defibrillators) was up over 50% in the last quarter on the news that it would be purchased by Medtronic. Microsoft did well, as usual, up 68% in the last six months. Starbuck's stock continues to perk, as it expands in Europe, and Costco is doing well adding new services.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NET ASSET CAPITALIZATION WEIGHTINGS
    AS A PERCENT OF NET ASSETS

Large:     39% ($4 Bil. and above)
Medium:     3% ($1 Bil. - $4 Bil.)
Small:     58% (Less than $1 Bil.)

   With lumber near the bottom of the cycle, I took a full position in Weyerhaeuser. The company represented the best value in the group and has a new CEO, from whom we expect good things.
   I also bought Ambassadors International, a Spokane-based specialty travel company, and Cavanaugh, a Spokane-based hotel chain. In addition, I participated in the IPO of Washington Banking. My strategy here is to take small positions of small banks in healthy economies.
   In summary, I feel pretty shaken by the last six months, but whole. I like the valuations of the 38 stocks that comprise the Fund and their outlooks. Our outlook for the Northwest Economy is that it will slow, but continue to outperform the nation. We don't know what toll Asia will take, so we have limited our exposure there. I expect technology to become a bigger component of our economy and offer more consistent growth as the sector matures. It also seems to me, that smaller undervalued companies are bound to return to favor and that good things come to those who wait.

William B. Whitlow
-------------------------------
William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 99.4%

AEROSPACE/DEFENSE - 3.4%
        57,000   Boeing Co.  ......................................... $2,540

AIR FREIGHT - 3.2%
        53,000   Expeditors International of Washington, Inc.  ........ 2,332

BANKS (DOMESTIC) - 1.2%
        60,000   Heritage Financial Corp.  .............................. 885

BANKS (MAJOR REGIONAL) - 5.3%
        53,625   U.S. Bancorp ......................................... 2,306
        65,962   West Coast Bancorp, Inc.  ............................ 1,624

BANKS (REGIONAL) - 1.1%
        59,000   *Washington Banking Co.  ............................... 796

BIOTECHNOLOGY - 0.9%
        98,000   *Corixa Corp.  ......................................... 674

BUILDING MATERIALS - 2.8%
        68,000   TJ International, Inc.  .............................. 2,049

CHEMICALS (DIVERSIFIED) - 2.8%
        68,000   Penford Corporation .................................. 2,057

COMMUNICATIONS (EQUIPMENT) - 3.5%
        75,000   GST Telecommunications, Inc.  . 1,083
       291,500   *Innova Corp.  ....................................... 1,494

COMPUTERS (HARDWARE) - 4.4%
        30,000   Hewlett-Packard Co.  ................................. 1,796
       125,000   *Sequent Computer Systems, Inc.  ..................... 1,508

COMPUTERS (SOFTWARE & SERVICES) - 5.6%
        38,500   *Microsoft Corp.  .................................... 4,172

ELECTRONICS (SEMOCONDUCTORS) - 3.9%
        31,000   Intel Corp.  ......................................... 2,298
        21,700   *Lattice Semiconductor Corp.  .......................... 616

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 3.8%
       200,000   *Morrison Knudsen Corp.  ............................ $2,813

HEALTH CARE (LONG TERM CARE) - 3.0%
       189,000   *Emeritus Corp.  ..................................... 2,233

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 7.9%
       135,000   *Physio-Control International Corp.  ................. 3,552
       268,000   *Protocol Systems, Inc.  ............................. 2,311

IRON & STEEL - 2.9%
        90,000   Schnitzer Steel Industries, Inc.  2,126

LEISURE TIME (PRODUCTS) - 2.5%
        60,000   *Ambassadors International, Inc.  .................... 1,819

LODGING (HOTELS) - 1.6%
        89,600   *Cavanaughs Hospitality Corp.  ....................... 1,170

PAPER & FOREST PRODUCTS - 3.2%
        52,000   Weyerhaeuser Co.  .................................... 2,402

PHOTOGRAPHY/IMAGING - 3.1%
       293,000   *Seattle FilmWorks, Inc.  ............................ 2,262

RAILROADS - 0.6%
         4,700   Burlington Northern Santa Fe Corp.  .................... 461

RESTAURANTS - 4.0%
        56,000   *Starbucks Corp.  .................................... 2,993

RETAIL (BUILDING SUPPLIES) - 5.2%
       167,000   *Eagle Hardware & Garden, Inc.  ...................... 3,862

RETAIL (DEPARTMENT STORES) - 3.0%
        53,000   *Fred Meyer, Inc.  ................................... 2,253

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (FOOD CHAINS) - 2.4%
        34,000   Albertson's, Inc.  ................................. $ 1,762

RETAIL (GENERAL MERCHANDISE) - 4.3%
        50,000   *Costco Companies, Inc.  ............................. 3,153

SAVINGS & LOANS - 9.7%
        30,000   InterWest Bancorp, Inc.  ............................. 1,301
        64,000   Riverview Bancorp, Inc.  ............................. 1,064
        84,000   *Sterling Financial Corp.  ........................... 1,911
        55,800   Washington Mutual, Inc.  ............................. 2,424
        19,829   WesterFed Financial Corp.  ............................. 486

TELECOMMUNICATIONS (LONG DISTANCE) - 1.3%
       158,000   *General Communications, Inc. (Class A) ................ 958

TELEPHONE - 2.8%
        54,000   *NEXTLINK Communications, Inc. (Class A) ............. 2,044
                                                                        -----
TOTAL COMMON STOCKS .................................................. 73,590

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 0.9%

INVESTMENT COMPANIES:
      $674,495   SSgA Prime Money Market Portfolio ................... $  674
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 674
                                                                        -----
TOTAL INVESTMENTS - 100.3% ........................................... 74,264
Liabilities, less Other Assets ........................................ (265)
                                                                        -----
NET ASSETS .......................................................... $73,999
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the quarter, year-to-date and 12-month periods ended June 30, the Balanced Fund returned -1.2%, 6.1% and 12.7% for Class A shares and -1.4%, 5.7% and 11.8% for Class B shares, not including the effects of sales charges. This compares unfavorably to the average balanced fund, which returned 1.2%, 8.9% and 17.6% for the same periods, according to Lipper Analytical Services, Inc. A composite 60%/40% of the S&P 500 and the Lehman Government/Corporate Index returned 3.02%, 12.29% and 22.60%.
   There are three main reasons the SAFECO Balanced Fund lagged other balanced mutual funds and the composite index. All of them have to do with our
conservatism.                [PHOTO OF REX BENTLEY]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998        1 YEAR     SINCE INCEPTION*        1 YEAR        SINCE INCEPTION*
Class A                                     7.67%        11.89%               12.74%             14.04%
Class B                                     6.84%        12.27%               11.84%             13.32%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO BALANCED FUND CLASS A: $13,120
SAFECO BALANCED FUND CLASS B: $13,228
60% S&P 500/40%
LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX: $15,535

                                                                 60% S&P 500/40%
                          SAFECO                SAFECO           LEHMAN BROTHERS
INVESTMENT VALUE      BALANCED FUND         BALANCED FUND           GOVERNMENT/
WITH SALES CHARGE        CLASS A               CLASS B           CORPORATE INDEX
01/30/96                  $9,550               $10,000               $10,000
02/28/96                  $9,502                $9,950                $9,971
03/31/96                  $9,566               $10,017                $9,995
04/30/96                  $9,624               $10,077               $10,056
05/31/96                  $9,758               $10,218               $10,204
06/30/96                  $9,879               $10,345               $10,282
07/31/96                  $9,657               $10,112               $10,019
08/31/96                  $9,782               $10,243               $10,136
09/30/96                 $10,122               $10,599               $10,550
10/31/96                 $10,326               $10,803               $10,823
11/30/96                 $10,765               $11,252               $11,393
12/31/96                 $10,635               $11,112               $11,207
01/30/97                 $10,953               $11,434               $11,632
02/28/97                 $11,042               $11,517               $11,697
03/31/97                 $10,654               $11,111               $11,354
04/30/97                 $10,895               $11,351               $11,826
05/31/97                 $11,345               $11,810               $12,302
06/30/97                 $11,637               $12,096               $12,691
07/31/97                 $12,302               $12,777               $13,452
08/31/97                 $11,828               $12,274               $12,940
09/30/97                 $12,149               $12,607               $13,447
10/30/97                 $11,946               $12,386               $13,264
11/30/97                 $12,220               $12,660               $13,660
12/31/97                 $12,367               $12,803               $13,858
01/31/98                 $12,452               $12,880               $14,028
02/28/98                 $12,996               $13,432               $14,623
03/31/98                 $13,285               $13,726               $15,090
04/30/98                 $13,210               $13,627               $15,212
05/31/98                 $13,081               $13,494               $15,105
06/30/98                 $13,120               $13,228               $15,535

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE BALANCED FUND MANAGERS

   In a period when the ideal asset mix was growth stocks, long bonds, and as much equity exposure as possible, we owned value stocks, intermediate bonds and had a mid-range equity allocation. While our strategy has underperformed recently, there is ample historical evidence that our equity and fixed income strategies produce better risk-adjusted returns over time, and we are confident they will again.

   The biggest factor working against us was our equity investment style, which favors low price/earnings ratios (P/E), high dividends and low price-to-book value. As most of the S&P 500's gains over the past year have come from high P/E stocks, funds using a growth style have produced much better
                           [PHOTO OF LYNETTE SAGVOLD]
                           [PHOTO OF MICHAEL HUGHES]

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN STOCK HOLDINGS                                        NET ASSETS
-------------------------------------------------------------------------
Hartford Financial Services Group, Inc.  ........................... 1.9%
  (Insurance Company)
Kimberely-Clark Corp.  .............................................. 1.8
  (Manufacturing & Marketing Personal Care Products)
Mobil Corp.  ........................................................ 1.7
  (Oil/Gas Exploration & Production)
Texaco, Inc.  ....................................................... 1.6
  (Oil/Gas Exploration & Production)
Boeing Co.  ......................................................... 1.6
  (Aerospace)
GTE Corp.  .......................................................... 1.5
  (Telecommunications)
Chase Manhattan Corp.  .............................................. 1.5
  (Bank)
Avon Products, Inc.  ................................................ 1.5
  (Beauty Care Products)
Anheuser-Busch Co., Inc.  ........................................... 1.5
  (Brewery)
Merck & Co., Inc.  .................................................. 1.5
  (Health Care Products)

TOP FIVE PURCHASES
(COMMON STOCKS)
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Texaco, Inc.  ......................................................... $301
KeyCorp ................................................................ 258
Dean Foods Co.  ........................................................ 221
American General Corp.  ................................................ 215
Beckman Coulter, Inc.  ................................................. 204


TOP FIVE SALES
(COMMON STOCKS)                                                     PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Amoco Corp.  ......................................................... $290
*Bestfoods ............................................................. 255
*General Signal Corp.  ................................................. 238
*Harsco Corp.  ......................................................... 203
American Home Products Corp.  .......................................... 197

TOP FIVE INDUSTRIES                                               PERCENT OF
(COMMON STOCKS)                                                   NET ASSETS
----------------------------------------------------------------------------
Manufacturing (Diversified) ............................................. 4%
Telephone ................................................................ 4
Oil (Domestic Integrated) ................................................ 3
Health Care (Diversified) ................................................ 3
Foods .................................................................... 3
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

returns than our value style has delivered. (The report on the SAFECO U.S. Value Fund on page 43 provides a detailed discussion of how value stocks have lagged stocks with growth characteristics by a wide margin.)

   The second factor that worked against the relative returns for the Balanced Fund is our fixed-income strategy. While we favor intermediate maturities, long bonds provided considerably higher returns over the past quarter and year as rates declined.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       NET ASSET CAPITALIZATION WEIGHTINGS
           AS A PERCENT OF NET ASSETS

COMMON STOCKS
Large:                       50% ($4 Bil. and above)
Medium:                       8% ($1 Bil. - $4 Bil.)
Small:                        1% (Less than $1 Bil.)
Corporate Bonds:             12%
Asset Backed Securities:      6%
U.S. Government Securities:  20%
Cash and Other:               3%

   Our allocation to stocks of just below 60% (in an allowable range of 50% to 70% equities) also hurt us. While a more aggressive equity weighting would have improved our relative returns, we are comfortable with this asset mix in a stock market that is selling at 21 times its expected earnings.
   During the quarter, additions to the portfolio included: New York Times Company, Century Telephone Enterprises, KeyCorp, Halliburton, and Dean Foods. We deleted positions in Harsco, First Data Corp., Baxter International, and Bestfoods.
   The swap out of Bestfoods and into Dean Foods is a good example of value investing. While both companies are expected to grow around 12% over the long-term, Dean Foods sells at a P/E of less than 18 times next year's earnings, while Bestfoods' P/E was just over 26 times when we sold it. By purchasing Dean Foods, we get the same expected growth rate at a 30% lower P/E.
   In the fixed-income portion of the portfolio, we sold some holdings in the very rich 10-year maturity sector of the yield curve and bought a higher yielding combination of securities with maturities of two and 20 years. The swap was essentially duration neutral.
   We concentrated our holdings in issues insulated from the problems in Asia, such as U.S. Treasuries and agency mortgage-backed securities and notes. We also moved into and out of the investment-grade corporate bonds as this sector cheapened, richened, and cheapened again relative to U.S. Treasuries.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE BALANCED FUND MANAGERS

   At quarter end, the fixed-income assets we held were 54% in U.S. Treasury obligations, 31% in high-grade corporate bonds, 13% in mortgage-backed securities, and 2% in AAA asset-backed securities. The effective duration was
5.6 years on June 30, 1998, slightly longer than the duration of the Lehman Brothers Government/Corporate Bond Index at 5.5 years.

Rex Bentley, Stocks

Lynette D. Sagvold, Stocks

Michael Hughes, Bonds
-------------------------------
Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 58.8%
AEROSPACE/DEFENSE - 1.6%
         6,600   Boeing Co.  ........................................... $294

BANKS (MAJOR REGIONAL) - 2.5%
         6,300   KeyCorp ................................................ 224
         3,100   NationsBank Corp.  ..................................... 237

BANKS (MONEY CENTER) - 1.5%
         3,600   Chase Manhattan Corp.  ................................. 272

BANKS (REGIONAL) - 1.1%
         3,630   Banc One Corp.  ........................................ 204

BEVERAGES (ALCOHOLIC) - 1.4%
         5,700   Anheuser-Busch Co., Inc.  .............................. 269

BUILDING MATERIALS - 1.1%
         3,100   Armstrong World Industries, Inc.  209

CHEMICALS - 1.4%
         5,600   Praxair, Inc.  ......................................... 262

COMMUNICATIONS EQUIPMENT - 1.1%
         3,800   Motorola, Inc.  ........................................ 200

COMPUTERS (HARDWARE) - 1.8%
         4,000   Hewlett-Packard Co.  ................................... 239
         7,900   *Sequent Computer Systems, Inc.  ........................ 95

COMPUTERS (PERIPHERALS) - 0.5%
         4,700   *Quantum Corp.  ......................................... 98

ELECTRIC COMPANIES - 2.3%
         9,200   NIPSCO Industries, Inc.  ............................... 258
         3,700   New Century Energies, Inc.  ............................ 168

ELECTRICAL EQUIPMENT - 0.6%
         3,300   AMP, Inc.  ............................................. 113

ELECTRONICS (SEMICONDUCTORS) - 1.0%
         2,500   Intel Corp.  ........................................... 185

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 2.3%
         3,400   American General Corp.  ............................... $242
         3,000   Federal National Mortgage Association .................. 182

FOODS - 2.8%
         8,100   ConAgra, Inc.  ......................................... 257
         4,600   Dean Foods Co.  ........................................ 253

HEALTH CARE (DIVERSIFIED) - 2.9%
         3,200   Abbott Laboratories .................................... 131
         4,000   American Home Products Corp.  . 207
         2,800   Johnson & Johnson ...................................... 207

HEALTH CARE (DRUGS-MAJOR PHARMUCEUTICALS) - 1.4%
         2,000   Merck & Co., Inc.  ..................................... 267

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.3%
         4,000   Beckman Coulter, Inc.  ................................. 233

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.8%
         7,100   Kimberly-Clark Corp.  .................................. 326

INSURANCE (MULTI-LINE) - 1.9%
         3,000   Hartford Financial Services Group, Inc.  ............... 343

MANUFACTURING (DIVERSIFIED) - 4.3%
         3,800   AlliedSignal, Inc.  .................................... 169
         6,600   Corning, Inc.  ......................................... 229
         4,500   Crane Co.  ............................................. 219
         2,100   Minnesota Mining & Manufacturing Co.  .................. 173

OFFICE EQUIPMENT & SUPPLIES - 0.6%
        10,000   Unisource Worldwide, Inc.  ............................. 108

OIL (DOMESTIC INTEGRATED) - 3.1%
         3,300   Atlantic Richfield Co.  ................................ 258
         4,100   Mobil Corp.  ........................................... 314

OIL (INTERNATIONAL INTEGRATED) - 1.6%
         5,000   Texaco, Inc.  .......................................... 298

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL & GAS (DRILLING & EQUIPMENT) - 0.9%
         3,600   Halliburton Co.  .................................... $  160

PAPER & FOREST PRODUCTS - 1.0%
         4,400   International Paper Co.  ............................... 189

PERSONAL CARE - 1.5%
         3,500   Avon Products, Inc.  ................................... 271

PUBLISHING (NEWSPAPERS) - 0.8%
         2,000   New York Times Co. (Class A) ........................... 158

RAILROADS - 1.1%
         2,100   Burlington Northern Santa Fe Corp.  .................... 206

REAL ESTATE INVESTMENT TRUST - 1.2%
         3,500   First Industrial Realty Trust, Inc.  . 111
         4,100   Liberty Property Trust ................................. 105

RETAIL (DEPARTMENT STORES) - 2.6%
         3,600   J.C. Penney Co., Inc.  ................................. 260
         3,300   May Department Stores Co.  ............................. 216

RETAIL (FOOD CHAINS) - 1.2%
         9,500   American Stores Co.  ................................... 230

SERVICES (DATA PROCESSING) - 2.1%
         3,000   Automatic Data Processing, Inc.  219
         4,200   Electronic Data Systems Corp.  ......................... 168

TELEPHONE - 3.6%
         4,800   Bell Atlantic Corp.  ................................... 219
         3,500   Century Telephone Enterprises, Inc.  ................... 161
         5,100   GTE Corp.  ............................................. 284

TOBACCO - 0.9%
         4,200   Philip Morris Cos., Inc.  .............................. 165
                                                                        -----
TOTAL COMMON STOCKS .................................................. 10,865
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CORPORATE BONDS - 11.9%

BANKING & FINANCE - 0.6%
      $100,000   Grand Metropolitan Investment Corp.
                 8.625%, due 8/15/01 ................................... $107

BANKS (MAJOR REGIONAL) - 0.5%
       100,000   Norwest Corp. (MTN)
                 6.25%, due 3/15/01 ..................................... 101

BANKS (MONEY CENTER) - 1.2%
       100,000   BankAmerica Corp.
                 9.50%, due 4/01/01 ..................................... 109
       100,000   Citicorp
                 7.625%, due 5/01/05 .................................... 108

BANKS (REGIONAL) - 0.3%
        60,000   U.S. Bancorp.
                 6.75%, due 10/15/05 ..................................... 62

BUILDING MATERIALS - 0.7%
       125,000   Hanson Overseas
                 6.75%, due 9/15/05 ..................................... 129

ELECTRIC COMPANIES - 0.3%
        50,000   Oklahoma Gas & Electric Energy Corp.
                 6.50%, due 7/15/17 ...................................... 52

ENGINEERING & CONSTRUCTION - 0.4%
        75,000   Halliburton Co.
                 6.75%, due 2/01/27 ...................................... 82

FINANCE (CONSUMER) - 0.5%
        85,000   Household Finance Corp.
                 7.25%, due 7/15/03 ...................................... 89

FINANCIAL (DIVERSIFIED) - 2.1%
        80,000   General Motors Acceptance Corp.
                 6.875%, due 7/15/01 ..................................... 82
       100,000   Hertz Corp.
                 7.00%, due 7/01/04 ..................................... 104
                 St. Paul Companies, Inc.
        75,000   7.33%, due 8/18/06 ...................................... 81
       110,000   7.05%, due 3/07/07 ..................................... 118

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
FINANCIAL (MISCELLANEOUS) - 1.1%
      $100,000   Commercial Credit Co.
                 5.875%, due 1/15/03 .................................. $  99
        95,000   McDonnell Douglas Corp.
                 6.83%, due 5/21/01 ...................................... 97

INVESTMENT BANKING/BROKERAGE - 1.3%
       130,000   Donaldson Lufkin & Jenrette, Inc.
                 6.90%, due 10/01/07 .................................... 135
       105,000   Lehman Brothers Holdings, Inc.
                 6.50%, due 4/15/08 ..................................... 105

PETROLEUM & PETROLEUM SERVICES - 0.5%
       100,000   Texaco Capital, Inc.
                 6.19%, due 7/09/03 ..................................... 101

RETAIL (COMPUTERS & ELECTRONICS) - 1.1%
       200,000   Tandy Corp.
                 6.95%, due 9/01/07 ..................................... 208

RETAIL (GENERAL MERCHANDISE) - 0.6%
       100,000   Sears Roebuck Acceptance Corp.
                 6.90%, due 8/01/03 ..................................... 104

RETAIL (SPECIALTY) - 0.3%
        50,000   Bausch & Lomb, Inc.
                 6.56%, due 8/12/26 ...................................... 51

UTILITIES - 0.4%
        75,000   Allegheny Generating Co.
                 5.625%, due 9/01/03 ..................................... 73
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 2,197
                                                                        -----

U.S. GOVERNMENT SECURITIES - 20.5%

U.S. TREASURY NOTES - 20.5%
     1,165,000   7.50%, due 11/15/16 .................................. 1,399
     1,900,000   7.25%, due 8/15/04 ................................... 2,068
       240,000   6.875%, due 3/31/00 .................................... 245
        45,000   6.375%, due 9/30/01 ..................................... 46
        25,000   5.75%, due 12/31/98 ..................................... 25
                                                                        -----
TOTAL U.S. GOVERNMENT SECURITIES ...................................... 3,783
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ASSET BACKED SECURITIES - 5.9%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 4.6%
      $196,802   DLJ MTG 1998-CF1 A1A
                 6.14%, due 10/15/06 ................................. $  197
       200,000   FHLMC REMIC 1688
                 6.00%, due 10/15/07 .................................... 200
       125,000   FNMA G93-33J
                 6.75%, due 6/25/22 ..................................... 129
       100,000   FNMA REMIC 1993-23
                 6.70%, due 7/25/19 ..................................... 101
       125,000   FNMA REMIC 1993-44PH
                 6.75%, due 5/25/19 ..................................... 128
       100,000   FNMA REMIC 1993-55
                 6.50%, due 2/25/05 ..................................... 102

CONSUMER (FINANCE) - 0.9%
        93,386   AFG Receivables Trust
                 6.20%, due 2/15/03 ...................................... 94
        75,000   Premier Auto Trust
                 6.20%, due 1/06/01 ...................................... 75

FINANCIAL (DIVERSIFIED) - 0.4%
        75,000   FNMA (Class C)
                 6.74%, due 8/25/07 ...................................... 79
                                                                        -----
TOTAL ASSET BACKED SECURITIES ......................................... 1,105
                                                                        -----

TEMPORARY INVESTMENTS - 2.5%

INVESTMENT COMPANIES:
       469,897   SSgA Prime Money Market Portfolio ...................... 470
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 470
                                                                        -----
TOTAL INVESTMENTS - 99.6% ............................................ 18,420
Other Assets, less Liabilities ........................................... 66
                                                                        -----
NET ASSETS .......................................................... $18,486
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO INTERNATIONAL STOCK FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO International Stock Fund returned 11.28% for Class A and 10.29% for Class B shares, not including the effects of sales charges, for the 12-month period ended June 30. Year-to-date the fund returned 15.76% for Class A and 15.26% for Class B shares, not including the effects of sales charges. For the six and 12-months the international funds tracked by Lipper Analytical Services, Inc. returned 15.50% and 8.19%. The EAFE index posted 15.10% and 4.55%.
   Strength in our investing themes and cautiousness in approaching Asia helped the portfolio outperform.
   Stocks in Growth in Telecommunications, which comprise 8.82% of net assets, were the largest contributors year to date. German-quoted Mannesmann, our largest holding at 4.2% of net assets, reported ever-increasing

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                  WITH SALES CHARGE                 WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998     1 YEAR        SINCE INCEPTION*    1 YEAR          SINCE INCEPTION*
Class A                                 6.27%              12.04%         11.28%               14.20%
Class B                                 5.29%              12.48%         10.29%               13.52%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO INTERNATIONAL FUND CLASS A: $13,162
SAFECO INTERNATIONAL FUND CLASS B: $13,287
EAFE INDEX: $12,265

                          SAFECO              SAFECO
INVESTMENT VALUE      INTERNATIONAL       INTERNATIONAL
WITH SALES CHARGE      FUND CLASS A        FUND CLASS B         EAFE INDEX
01/30/96                  $9,550             $10,000             $10,000
02/28/96                  $9,493              $9,940              $9,650
03/31/96                  $9,588             $10,040              $9,808
04/30/96                  $9,827             $10,290              $9,843
05/31/96                  $9,789             $10,250              $9,896
06/30/96                  $9,779             $10,240             $10,540
07/31/96                  $9,397              $9,840             $11,121
08/31/96                  $9,779             $10,240             $11,301
09/30/96                  $9,984             $10,454             $10,457
10/31/96                 $10,099             $10,565             $11,042
11/30/96                 $10,733             $11,229             $10,194
12/31/96                 $10,901             $11,391             $10,090
01/30/97                 $10,863             $11,340             $10,178
02/28/97                 $11,007             $11,482             $10,630
03/31/97                 $10,930             $11,411             $11,299
04/30/97                 $10,978             $11,451             $11,633
05/31/97                 $11,481             $11,966             $11,711
06/30/97                 $11,828             $12,320             $11,640
07/31/97                 $12,243             $12,744             $11,715
08/31/97                 $11,201             $11,643             $11,044
09/30/97                 $11,954             $12,421             $11,662
10/30/97                 $10,872             $11,290             $10,766
11/30/97                 $11,027             $11,441             $10,656
12/31/97                 $11,370             $11,788             $10,749
01/31/98                 $11,607             $12,033             $11,241
02/28/98                 $12,375             $12,820             $11,962
03/31/98                 $12,857             $13,311             $12,330
04/30/98                 $12,926             $13,352             $12,413
05/31/98                 $13,034             $13,464             $12,339
06/30/98                 $13,162             $13,287             $12,265

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

earnings. Stocks quoted in Leading Consumer Franchises also did quite well. Nestle (3.3% of net assets) announced sales growth while analysts predict substantial cost savings from recent acquisitions.
   At 20% of net assets, Banking and Finance currently comprise our largest sector. Good prospects for continued economic recovery buoyed by low interest rates and expectations for further consolidation contributed to a run up for European Financial stocks. Within the portfolio, Banco de Santander, which announced it would acquire another Spanish bank, was a standout.
   Stocks in Healthcare Needs had a good first quarter led by Zeneca, which posted significant increases in profits and sales. Glaxo Wellcome advanced and then retreated on the news that it would and then would not merge with SmithKline Beecham.
   Most of the portfolio's negative contributions came from stocks either quoted in or with significant earnings' exposure to Asia.
   The portfolio's hedging program remains in place and has

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Mannesmann AG ...................................................... 4.2%
  (Machinery & Engineering)
Internationale Nederladen Groep NV .................................. 4.1
  (Banking & Finance)
Nestle SA ........................................................... 3.3
  (Food)
Novartis AG ......................................................... 3.1
  (Pharmaceuticals)
Schweizerische Rueckversicherungs- Gesellschaft ..................... 2.9
  (Insurance)
Barclays, plc ....................................................... 2.8
  (Banking & Finance)
B.A.T. Industries, plc .............................................. 2.7
  (Tobacco)
Sony Corp.  ......................................................... 2.7
  (Audio/Video Products)
News Corp., Ltd.  ................................................... 2.6
  (Television & Publishing)
Canon, Inc.  ........................................................ 2.6
  (Office Equipment)

                                                                  PERCENT OF
TOP FIVE COUNTRIES                                                NET ASSETS
----------------------------------------------------------------------------
United Kingdom ......................................................... 30%
Japan ................................................................... 13
Switzerland ............................................................. 13
Germany ................................................................. 10
Netherlands ............................................................. 10


TOP FIVE PURCHASES                                                      COST
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Union Bank of Switzerland AG .......................................... $284
Alcatel Alsthom ........................................................ 216
Vivendi ................................................................ 205
Internationale Nederlanden Groep NV .................................... 197
Axa .................................................................... 192

TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Novartis AG ........................................................... $261
Siemens AG ............................................................. 221
Schweizerische Rueckversicherungs- Gesellschaft ........................ 211
*BTR, plc .............................................................. 153
*General Electric Co., plc ............................................. 113
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE INTERNATIONAL STOCK FUND MANAGER

added value over the year to date. We maintain hedges against the Japanese yen, the German deutschemark, the Swiss franc and the British pound.
   Our largest concentration of equities (30.20% of net assets) is in the UK. Stocks there benefited by the lowest interest rate levels in more than 30 years. The Bank of England gave the market a jolt at the beginning of June with a surprise 25 basis points increase in rates. Also of interest, in the UK the mid-cap sector continued its outperformance of large-cap stocks.
   Low bond yields, the receding Asian crisis, a positive Wall Street backdrop, surging liquidity as International managers cutback their allocations to Asia, satisfactory corporate earnings and the prospect of further consolidation all played a part in pushing the Continental European markets higher. Italy and Spain performed especially well. Though interest-rate fears shadowed the start of the second quarter, by May the continental markets were strong again.
   Asian markets rebounded during February to have the majority of the year's gains erased during April. Hong Kong was very weak in the second quarter with two-thirds of announced company earnings coming in below expectations. Asian markets remained on the downward spiral during June, dragged down by weaker currencies, falling property prices, and an ever-rising number of non-performing loans in the financial sector.
   Sentiment regarding Japan remains somewhat negative, following uninspiring Japanese government packages and the yen's continued weakening against the dollar. However, we see signs of reform on the margins. Share buybacks, mergers and acquisitions, together with corporate restructuring, gives us cause for optimism about Japan on a company-by-company basis, and we currently have 13.4% of net assets invested there. We will remain highly selective in our approach to the rest of Asia.
   Our focus remains primarily on European-quoted companies, particularly in the telecom, pharmaceutical and financial sectors. We believe that in the short-term these companies are best poised to outperform.
   We will continue to maintain a fully invested portfolio using a fundamental, value-oriented prospective.

Bank of Ireland
Asset Management (U.S.) Limited
-------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.4%

AUSTRALIA - 5.0%
        24,900   National Australia Bank, Ltd.  ........................ $328
                 (Banking & Finance)
        59,600   News Corp., Ltd.  ...................................... 485
                 (Television & Publishing)
        41,800   Telstra Corp., Ltd.  ................................... 107
                 (Telecommunications)

CANADA - 0.6%
         1,800   Royal Bank of Canada ................................... 108
                 (Banking & Finance)

DENMARK - 0.5%
           930   Tele Danmark AS-B ....................................... 89
                 (Telecommunications)

FRANCE - 6.2%
         1,108   Alcatel Alsthom ........................................ 225
                 (Telecommunications)
         1,730   Axa .................................................... 194
                 (Multi-Line Insurance)
         2,830   Michelin "B" ........................................... 163
                 (Tire & Rubber)
         2,530   Total SA ............................................... 329
                 (Oil & Gas)
         1,094   Vivendi ................................................ 233
                 (Holding Co. - Diversified)

GERMANY - 9.8%
           154   Bayerische Motoren Werke AG ............................ 155
                 (Automobiles)
         2,570   Bayerische Vereinsbank AG .............................. 218
                 (Banking & Finance)
         5,455   Hoechst AG ............................................. 274
                 (Chemicals)
         7,500   Mannesmann AG .......................................... 771
                 (Machinery & Engineering)
         3,915   VEBA AG ................................................ 263
                 (Utilities - Electric)
           204   Viag AG ................................................ 140
                 (Manufacturing - Diversified)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HONG KONG - 1.1%
         8,200   HSBC Holdings, plc .................................... $201
                 (Banking & Finance)

IRELAND - 0.1%
         9,900   Smurfit (Jefferson) Group ............................... 29
                 (Paper Products)

ITALY - 2.1%
        14,053   Ente Nazionale Idrocarburi SpA .......................... 92
                 (Oil & Gas)
        39,933   Telecom Italia SpA ..................................... 294
                 (Telecommunications)

JAPAN - 13.4%
        21,000   Canon, Inc.  ........................................... 477
                 (Office Equipment)
         9,000   Dai Nippon Printing Co., Ltd.  ......................... 144
                 (Commercial Printing)
         8,000   Honda Motor Co., Ltd.  ................................. 285
                 (Automobiles)
        11,000   Kao Corp.  ............................................. 170
                 (Cosmetics & Toiletries)
           900   Keyence Corp.  .......................................... 98
                 (Electronics)
         4,000   Murata Manufacturing Co., Ltd.  ........................ 130
                 (Electronics)
         2,000   Rohm Co., Ltd.  ........................................ 206
                 (Electronics)
        10,000   Shiseido Co., Ltd.  .................................... 114
                 (Cosmetics & Toiletries)
         5,700   Sony Corp.  ............................................ 491
                 (Audio/Video Products)
        14,000   Takeda Chemical Industries ............................. 373
                 (Medical - Drugs)

MALAYSIA - 0.2%
        16,000   Hume Industries Berhad .................................. 12
                 (Building Materials)
        45,000   Sime Darby Berhad ....................................... 31
                 (Conglomerates)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
MEXICO - 0.3%
        35,500   Grupo Financiero Series B ............................. $ 67
                 (Banking & Finance)

NETHERLANDS - 9.6%
         7,148   ABN Amro Holdings NV ................................... 167
                 (Banking & Finance)
         9,450   Elsevier NV ............................................ 143
                 (Publishing)
        11,522   Internationale Nederlanden Groep NV .................... 755
                 (Banking & Finance)
         3,275   Koninklijke Ahold NV ................................... 105
                 (Retail Grocery)
         5,160   Koninklijke KPN NV ..................................... 199
                 (Telecommunications)
         2,800   Koninklijke Numico NV ................................... 88
                 (Food)
         3,480   Royal Dutch Petroleum Co.  ............................. 193
                 (Oil & Gas)
         5,160   TNT Post Group NV ...................................... 132
                 (Commercial Services)

PHILIPPINES - 0.2%
        35,300   San Miguel Corp. (Class B) .............................. 46
                 (Wine & Spirits, Food)

PORTUGAL - 0.3%
         2,175   Electricidade de Portugal, S.A.  ........................ 51
                 (Electric - Integrated)

SINGAPORE - 2.1%
        27,000   City Developments, Ltd.  ................................ 75
                 (Real Estate)
        31,200   Development Bank of Singapore, Ltd.  ................... 173
                 (Banking & Finance)
        17,800   Fraser & Neave, Ltd.  ................................... 48
                 (Beverages)
        13,972   Singapore Press Holdings, Ltd.  ......................... 93
                 (Publishing)
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

SPAIN - 2.0%
        13,260   Banco Santander SA .................................... $340
                 (Banking & Finance)
           550   Telefonica S.A.  ........................................ 25
                 (Telecommunications)

SWITZERLAND - 13.4%
           142   Alusuisse-Lonza Holding AG ............................. 180
                 (Holding Co. - Diversified)
           287   Nestle SA .............................................. 614
                 (Food)
           344   Novartis AG ............................................ 572
                 (Pharmaceuticals)
            25   Roche Holding AG ....................................... 246
                 (Pharmaceuticals)
           211   Schweizerische Rueckversicherungs-Gesellschaft 534
                 (Insurance)
           910   Union Bank of Switzerland AG ........................... 338
                 (Banking & Finance)

THAILAND - 0.3%
        45,000   Bangkok Bank Public Co., Ltd. ........................... 56
                 (Banking & Finance)

UNITED KINGDOM - 30.2%
        51,030   B.A.T. Industries, plc ................................. 509
                 (Tobacco)
        17,950   Barclays, plc .......................................... 518
                 (Banking & Finance)
        20,050   Cable & Wireless, plc .................................. 244
                 (Telecommunications)
        12,530   Cadbury Schweppes, plc ................................. 194
                 (Beverages)
        24,630   Diageo, plc ............................................ 293
                 (Beverages)
        14,560   Glaxo Wellcome, plc .................................... 438
                 (Pharmaceuticals)
        21,950   Granada Group, plc ..................................... 404
                 (Leisure)
         8,550   Kingfisher, plc ........................................ 138
                 (Retail - Drug Store)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        31,340   Ladbroke Group, plc ................................. $  173
                 (Hotels & Property Management)
        28,090   Lloyds Bank, plc ....................................... 392
                 (Banking & Finance)
         4,720   National Westminster Bank, plc .......................... 84
                 (Banking & Finance)
        26,420   Prudential Corp., plc .................................. 348
                 (Insurance)
        24,010   Safeway, plc ........................................... 158
                 (Retail - Grocery)
         7,400   Scottish Power, plc ..................................... 65
                 (Utilities - Electric)
        44,350   Shell Transport & Trading Co., plc ..................... 311
                 (Oil & Gas)
        14,950   Siebe, plc ............................................. 299
                 (Industrial & Electronic Equipment)
        23,100   TI Group, plc .......................................... 177
                 (Manufacturing)
        35,720   Vodafone Group, plc .................................... 453
                 (Telecommunications)
         9,465   Zeneca Group, plc ...................................... 405
                 (Pharmaceuticals)
                                                                        -----
TOTAL COMMON STOCKS .................................................. 18,072
                                                                        -----
TOTAL INVESTMENTS - 97.4% ............................................ 18,072
                 Domestic Cash .......................................... 666
                 Foreign Cash ............................................ 68
                 Liabilities, less Other
                 Assets ............................................... (257)
                                                                        -----
                                                                          477
                                                                        -----
NET ASSETS .......................................................... $18,549
                                                                        -----
                                                                        -----

-----------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION
                                                                   PERCENT OF
                                                                   NET ASSETS
-----------------------------------------------------------------------------
Banking & Finance                                                       20.2%
Pharmaceuticals                                                          11.0
Telecommunications                                                        8.8
Food                                                                      6.2
Insurance                                                                 5.8
Electrical Equipment & Electronics                                        5.0
Oil & Gas                                                                 5.0
Machinery - Diversified                                                   4.2
Publishing                                                                3.9
Automobiles                                                               3.1
Leisure Time                                                              3.1
Tobacco                                                                   2.7
Office Equipment & Supplies                                               2.6
Electric Utility                                                          2.0
Manufacturing                                                             1.7
Building Materials                                                        1.7
Cosmetics                                                                 1.5
Chemicals                                                                 1.5
Construction & Engineering                                                1.3
Beverages                                                                 1.3
Holding Company Diversified                                               1.1
Tire & Rubber                                                             0.9
Retail - Grocer                                                           0.8
Retail - Drug Stores                                                      0.7
Transportation                                                            0.7
Real Estate                                                               0.4
Paper & Forest Products                                                   0.2
                                                                         ----
                                                                        97.4%
                                                                         ----
                                                                         ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO SMALL COMPANY STOCK FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Small Company Stock Fund finished the six and twelve months ending June 30, 1998 far ahead of its peers and benchmark index.
   For the latest six months, the Fund earned 14.36% for Class A shares and 13.86% for Class B shares, not including the effects of sales charges, more than double the 6.48% return of the average small cap fund, according to Lipper Analytical Services, Inc. and the 5.27% return of the Russell 2000 Index.
                             [PHOTO OF GREG EISEN]

   For the last 12 months, the Fund earned a return of 30.92% for Class A shares and 29.91% for Class B shares, not including the effects of sales charges, versus the peer group's 17.68%. The Russell 2000 Index returned 16.79%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                 WITH SALES CHARGE                  WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998    1 YEAR      SINCE INCEPTION*        1 YEAR        SINCE INCEPTION*
Class A                                25.03%         24.01%               30.92%             26.39%
Class B                                24.91%         24.76%               29.91%             25.66%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO SMALL COMPANY FUND CLASS A: $16,820
SAFECO SMALL COMPANY FUND CLASS B: $17,068
RUSSELL 2000 INDEX: $15,010

                          SAFECO                SAFECO
INVESTMENT VALUE       SMALL COMPANY         SMALL COMPANY            RUSSELL 2000
WITH SALES CHARGE      FUND CLASS A          FUND CLASS B                INDEX
01/30/96                   $9,550               $10,000                 $10,000
02/28/96                   $9,693               $10,150                 $10,312
03/31/96                  $10,018               $10,490                 $10,522
04/30/96                  $11,030               $11,550                 $11,084
05/31/96                  $11,794               $12,350                 $11,521
06/30/96                  $11,489               $12,030                 $11,048
07/31/96                  $10,715               $11,220                 $10,083
08/31/96                  $11,374               $11,910                 $10,668
09/30/96                  $11,635               $12,183                 $11,085
10/31/96                  $11,615               $12,151                 $10,914
11/30/96                  $11,473               $12,003                 $11,364
12/31/96                  $11,938               $12,479                 $11,662
01/30/97                  $12,039               $12,575                 $11,895
02/28/97                  $11,786               $12,299                 $11,606
03/31/97                  $11,382               $11,876                 $11,058
04/30/97                  $11,150               $11,611                 $11,089
05/31/97                  $12,201               $12,712                 $12,324
06/30/97                  $12,848               $13,368                 $12,852
07/31/97                  $13,737               $14,279                 $13,452
08/31/97                  $14,000               $14,554                 $13,756
09/30/97                  $15,375               $15,972                 $14,760
10/30/97                  $14,677               $15,231                 $14,103
11/30/97                  $14,728               $15,284                 $14,007
12/31/97                  $14,709               $15,254                 $14,259
01/31/98                  $14,605               $15,134                 $14,042
02/28/98                  $16,085               $16,652                 $15,095
03/31/98                  $17,576               $18,181                 $15,729
04/30/98                  $18,187               $18,810                 $15,815
05/31/98                  $17,203               $17,769                 $14,967
06/30/98                  $16,820               $17,068                 $15,010

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   The six and 12-month outperformance is due to large gains in numerous individual stocks. In other words, the results are attributable to stock selection. As of June 30, three of our stocks-- Penederm, Platinum Software, and Ovid Technologies--were up 100% or better on a year-to-date basis. Each of these was purchased in a large enough weighting to contribute meaningfully to the return of the Fund. Many of our other picks had double-digit gains.
   Penederm, already our largest position, increased substantially on the news it would be purchased by Mylan. Platinum Software is simply a company with a good product (enterprise software) that overcame poor management. Ovid, an internet stock that aggregates and sells access to published medical information, remains one of my favorites. The company is already profitable building a great franchise and positioning itself as the gatekeeper to medical information retrieval. Stage Stores, a retailer making cosmopolitan margins in lower cost locations, also held its place in our top ten.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Penederm, Inc.  .................................................... 5.3%
  (Drug Delivery System)
Cole National Corp. (Class A) ....................................... 4.4
  (Specialty Retailer)
Platinum Software Corp.  ............................................ 4.2
  (Applications Software)
Litchfield Financial Corp.  ......................................... 3.9
  (Financial Services)
Chart Industries, Inc.  ............................................. 3.8
  (Industrial Equipment)
Walker Interactive Systems, Inc.  ................................... 3.5
  (Software Services)
Stage Stores, Inc.  ................................................. 3.4
  (Retail Store)
Ovid Technologies, Inc.  ............................................ 3.4
  (Software Developer)
Zindart Limited (ADR) ............................................... 3.3
  (Manufacturer)
Equitrac Corp.  ..................................................... 3.1
  (Computer System Solutions)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Walker Interactive Systems, Inc.  ................................... $2,510
Pentegra Dental Group, Inc.  ......................................... 2,095
Chart Industries, Inc.  .............................................. 1,904
Zindart Limited (ADR) ................................................ 1,880
Innova Corp.  ........................................................ 1,770


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Ocwen Asset Investment Corp.  ...................................... $1,393
*Essex Property Trust, Inc.  ......................................... 1,381
*Tracor, Inc.  ....................................................... 1,324
*World Access, Inc.  ................................................. 1,187
*Dynamex, Inc.  ...................................................... 1,125

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Personal Care .......................................................... 11%
Computers (Software & Services) ......................................... 10
Manufacturing (Diversified) .............................................. 7
Health Care (Specialized Services) ....................................... 6
Health Care (Medical Products & Supplies) ................................ 6
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE SMALL COMPANY STOCK FUND MANAGER

   Litchfield Financial is new to our top holdings and has consistent earnings growth. It is a financial services company that specializes in rural land and time-share loans. I increase our holdings with them each time the price moves into the range of what I think represents good value.
   Chart Industries manufactures gas containment tanks and related equipment. It has currently come under some pressure, but has earnings growth and free cash flow that look good for the long term. Furthermore, Chart's acquisition of a similar UK company should soon add to earnings in what is already a profitable business.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    NET ASSET CAPITALIZATION WEIGHTINGS
        AS A PERCENT OF NET ASSETS

Mid-Cap:          3% ($1 billion - $4 billion)
Small-Cap:       90% (under $1 billion)
  Large:          0% (over $750 million)
  Medium:        19% ($250 - $750 million)
  Small:         71% (under $250 million)
Cash and Other:   7%

   We witnessed a full 10% correction in the Russell 2000 Index from April 21st to late June, something the large cap universe did not have to endure.
   Looking at the rest of 1998, the small cap sector is very well positioned compared to large caps. As a group they are cheaper on most valuation measures, and I believe they can grow earnings at a faster rate than the S&P 500.
   The Fund will remain invested in broadly diversified small cap stocks that we believe are good businesses at good values relative to their earnings prospects, or cheap by some other yardstick. It will also remain broadly diversified across a range of industry sectors.

Greg Eisen
-------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 88.2%

AEROSPACE/DEFENSE - 4.9%
       147,750   *Hawker Pacific Aerospace ........................... $1,644
       134,950   *International Aircraft Investors .................... 1,164

BANKS (MAJOR REGIONAL) - 0.1%
         4,800   UnionBancorp, Inc.  ..................................... 89

BANKS (REGIONAL) - 2.8%
        40,300   *Cowlitz Bancorp ....................................... 484
        49,459   *Hanmi Bank (Los Angeles, CA) .......................... 977
        11,300   *VRB Bancorp ........................................... 113

BIOTECHNOLOGY - 0.3%
       124,300   *Energy BioSystems Corp.  .............................. 171

COMMUNICATIONS EQUIPMENT - 0.5%
        55,500   *Innova Corp.  ......................................... 284

COMPUTERS (HARDWARE) - 6.2%
        89,600   *Equitrac Corp.  ..................................... 1,781
        37,600   *MICROS Systems, Inc.  ............................... 1,244
        42,600   *Optimal Robotics Corp.  ............................... 500

COMPUTERS (SOFTWARE & SERVICES) - 10.0%
        98,650   *Platinum Software Corp.  ............................ 2,404
        54,200   *SPSS, Inc.  ......................................... 1,260
       135,400   *Walker Interactive Systems, Inc.  ................... 1,997

ELECTRICAL EQUIPMENT - 1.3%
       111,000   *Integrated Sensor Solutions, Inc.  .................... 590
        22,570   *ZEVEX International, Inc.  ............................ 161

FINANCIAL (DIVERSIFIED) - 6.2%
       106,675   Litchfield Financial Corp.  .......................... 2,240
        84,100   *Ragen Mackenzie Group, Inc.  ........................ 1,272

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 6.2%
        32,800   Hooper Holmes, Inc.  ................................. $ 689
       500,000   *InnerDyne, Inc.  .................................... 1,281
        79,000   *Vallen Corp.  ....................................... 1,570

HEALTH CARE (SPECIALIZED SERVICES) - 6.3%
        80,900   *Ovid Technologies, Inc.  ............................ 1,921
       245,000   *Pentegra Dental Group, Inc.  ........................ 1,684

INSURANCE (PROPERTY-CASUALTY) - 1.0%
        49,500   *American Safety Insurance Group, Ltd.  ................ 582

MACHINERY (DIVERSIFIED) - 3.8%
        91,000   Chart Industries, Inc.  .............................. 2,173

MANUFACTURING (DIVERSIFIED) - 7.5%
        73,300   *Lancer Corp.  ....................................... 1,182
       187,000   *Plasma-Therm, Inc.  ................................. 1,169
       138,600   *Zindart Limited (ADR) ............................... 1,880

OIL & GAS (EXPLORATION & PRODUCTION) - 1.7%
       134,700   Patina Oil & Gas Corp.  ................................ 943

PERSONAL CARE - 10.7%
        83,000   *French Fragrances, Inc.  ............................ 1,297
       150,400   *Penederm, Inc.  ..................................... 3,008
        75,900   *Styling Technology Corp.  ........................... 1,746

PHOTOGRAPHY/IMAGING - 2.2%
       164,200   *Seattle FilmWorks, Inc.  ............................ 1,267

RETAIL (FOOD CHAINS) - 2.9%
       115,000   Ingles Markets, Inc.  ................................ 1,667

RETAIL (SPECIALTY) - 4.4%
        61,900   *Cole National Corp. (Class A) ....................... 2,476

RETAIL (SPECIALTY-APPAREL) - 3.4%
        43,000   *Stage Stores, Inc.  ................................. 1,946

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
SAVINGS & LOANS - 1.0%
        16,825   Community Savings Bankshares, Inc.  ................. $  555

SERVICES (COMMERCIAL & CONSUMER) - 3.6%
        39,515   *Monro Muffler Brake, Inc.  ............................ 622
        38,900   *StaffMark, Inc.  .................................... 1,425

TEXTILES (HOME FURNISHINGS) - 1.2%
       265,400   *Krause's Furniture, Inc.  ............................. 697
                                                                        -----
TOTAL COMMON STOCKS .................................................. 50,155
                                                                        -----

PREFERRED STOCK - 2.2%

ENTERTAINMENT - 2.2%
       112,000   *Craig Corp. (Class A) ............................... 1,253
                                                                        -----
TOTAL PREFERRED STOCK ................................................. 1,253
                                                                        -----

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TEMPORARY INVESTMENTS - 6.7%

COMMERCIAL PAPER:
    $3,782,000   Finova Capital Corp. 6.50%, due 7/01/98 ............ $ 3,782

INVESTMENT COMPANIES:
           976   SSgA Prime Money Market Portfolio ........................ 1
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ........................................... 3,783
                                                                        -----
TOTAL INVESTMENTS - 97.1% ............................................ 55,191
Other Assets, less Liabilities ........................................ 1,674
                                                                        -----
NET ASSETS .......................................................... $56,865
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. VALUE FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   It seemed that the more "value" orientation a Fund had, the worse the fund performed in the second quarter compared to the S&P 500 Index. Indeed, the Value Fund lagged the S&P 500 by a wide margin, returning -3.79% for Class A shares and -3.95% for Class B shares, not including the effects of sales charges, for the quarter ended June 30, 1998, compared to the S&P 500's return of 3.30%.
                             [PHOTO OF REX BENTLEY]
   For the six month period ended June 30, 1998, the Fund returned 7.08% for Class A shares and 6.62% for Class B shares; not including the effects of sales charges, compared to the S&P 500's return of 17.70%.
   The biggest factor working against us over the last quarter and year has been our value

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                   WITH SALES CHARGE               WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998      1 YEAR     SINCE INCEPTION*     1 YEAR        SINCE INCEPTION*
Class A                                  8.45%           16.82%          13.56%             21.52%
Class B                                  7.62%           17.20%          12.62%             20.53%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO U.S. VALUE FUND CLASS A: $11,989
SAFECO U.S. VALUE FUND CLASS B: $12,035
S&P 500 INDEX: $14,425

                                SAFECO                  SAFECO
INVESTMENT VALUE            U.S. VALUE FUND         U.S. VALUE FUND
WITH SALES CHARGE               CLASS A                 CLASS B             S&P 500 INDEX
04/30/97                         $9,550                 $10,000                 $10,000
05/31/97                        $10,190                 $10,660                 $10,608
06/30/97                        $10,558                 $11,041                 $11,083
07/31/97                        $11,371                 $11,882                 $11,965
08/31/97                        $10,768                 $11,241                 $11,295
09/30/97                        $11,139                 $11,616                 $11,914
10/30/97                        $10,678                 $11,135                 $11,516
11/30/97                        $11,052                 $11,525                 $12,049
12/31/97                        $11,196                 $11,663                 $12,256
01/31/98                        $11,216                 $11,663                 $12,391
02/28/98                        $12,027                 $12,508                 $13,284
03/31/98                        $12,461                 $12,946                 $13,964
04/30/98                        $12,280                 $12,748                 $14,104
05/31/98                        $12,010                 $12,466                 $13,839
06/30/98                        $11,989                 $12,035                 $14,425

* The Funds inception was April 30, 1997. Graph and total return comparison begins April 30, 1997, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    REPORT FROM THE U.S. VALUE FUND MANAGERS

investment style. Because most of the S&P 500's gains have of late come from "growth" stocks, funds using a growth style produced much the better returns. While our strategy has underperformed recently, there is ample historical evidence that value investing produces better risk-adjusted returns over time and we are confident that they will again.
   There are three main measures used to determine if a portfolio is employing a value style. They are: 1) a price/earnings ratio (P/E) lower than the market, 2) a current yield higher than the market, 3) a lower than market price-to-book value. Here's how the U.S. Value holdings and the S&P 500 differed based on those attributes on June 30: the Fund's holdings had a P/E of 16.4 while the market was priced at 22.1 times 1999 earnings estimates. The yield on the Fund's holdings was 2.1% versus the index's 1.3%. The Funds holdings had an average price to book ratio of 3.3% versus 4.3% for the S&P 500.
                           [PHOTO OF LYNETTE SAGVOLD]

   Stocks in the S&P 500 with classic value characteristics dramatically underperformed in the

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Mobil Corp.  ....................................................... 3.0%
  (Oil/Gas Exploration & Production)
Hartford Financial Services Group, Inc.  ............................ 3.0
  (Insurance Company)
Boeing Co.  ......................................................... 2.7
  (Aerospace)
Texaco, Inc.  ....................................................... 2.7
  (Oil/Gas Exploration & Production)
Kimberly-Clark Corp.  ............................................... 2.6
  (Manufacturing & Marketing Personal Care Products)
GTE Corp.  .......................................................... 2.6
  (Telecommunications)
Avon Products, Inc.  ................................................ 2.6
  (Beauty Care Products)
NIPSCO Industries, Inc.  ............................................ 2.5
  (Utility Holdings Company)
Merck & Co., Inc.  .................................................. 2.5
  (Health Care Products)
J.C. Penney Co., Inc.  .............................................. 2.4
  (Department Store)

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Texaco, Inc.  ......................................................... $289
KeyCorp ................................................................ 232
Dean Foods Co.  ........................................................ 221
American General Corp.  ................................................ 215
Beckman Coulter, Inc.  ................................................. 172


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
*Bestfoods ............................................................ $251
*Amoco Corp.  .......................................................... 248
*General Signal Corp.  ................................................. 226
*Harsco Corp.  ......................................................... 181
*B.F. Goodrich Co.  .................................................... 178

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Manufacturing (Diversified) ............................................. 7%
Telephone ................................................................ 6
Oil (Domestic Integrated) ................................................ 5
Health Care (Diversified) ................................................ 5
Retail (Department Stores) ............................................... 4
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

three, six and 12-month periods. For the one year, S&P stocks with P/Es less than 22 returned 15.3% while those with P/Es greater than 22 posted 46.4% returns. Stocks yielding above the S&P 500 average returned 13.7%. Stocks with lower than market price to book ratios returned just 13.6%.
   It is somewhat heartening to note that even though stocks with high P/Es have been the market's best performers, our selection of value stocks out-performed the value members of the S&P 500.
   It seems, in general, that the higher the P/E the better a stock has performed. This has led some market pundits to quip that valuations no longer matter. We continue to believe that valuation, or price, does matter, and at some point it will become extremely important. While we don't know when that time will come, we believe it will be soon.
   During the quarter, additions to the portfolio included New York Times Company, Century Telephone Enterprises, KeyCorp, Halliburton, and Dean Foods. We deleted positions in Harsco, First Data Corp., Baxter International, and Bestfoods.
   The swap out of Bestfoods and into Dean Foods is a good example of value investing. While both companies are expected to grow around 12% over the long-term, Dean Foods sells at a P/E of less than 18 times next year's earnings, while Bestfoods' P/E was just over 26 times when we sold it. By purchasing Dean Foods, we get the same expected growth rate at a 30% lower P/E.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 NET ASSET CAPITALIZATION WEIGHTINGS
     AS A PERCENT OF NET ASSETS

Large:         82% ($4 Bil. and above)
Medium:        13% ($1 Bil. - $4 Bil.)
Small:          2% (Less than $1 Bil.)
Cash & Other:   3%

   We remain convinced that over time, owning less expensive stocks relative to their future prospects will be more rewarding than owning expensive stocks. We expect this to be true both on an absolute and on a risk-adjusted basis. Our task is to find value in an expensive market environment, and to wait patiently.

Rex Bentley

Lynette D. Sagvold
-------------------------------
Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.0%

AEROSPACE/DEFENSE - 2.7%
         6,500   Boeing Co.  ........................................... $290

BANKS (MAJOR REGIONAL) - 4.0%
         5,600   Keycorp ................................................ 199
         3,100   NationsBank Corp.  ..................................... 237

BANKS (MONEY CENTER) - 2.4%
         3,400   Chase Manhattan Corp.  ................................. 257

BANKS (REGIONAL) - 1.9%
         3,640   Banc One Corp.  ........................................ 203

BEVERAGES (ALCOHOLIC) - 2.3%
         5,300   Anheuser-Busch Co., Inc.  .............................. 250

BUILDING MATERIALS - 1.6%
         2,600   Armstrong World Industries, Inc.  175

CHEMICALS - 2.1%
         4,800   Praxair, Inc.  ......................................... 225

COMMUNICATIONS EQUIPMENT - 1.8%
         3,700   Motorola, Inc.  ........................................ 194

COMPUTERS (HARDWARE) - 2.9%
         3,900   Hewlett-Packard Co.  ................................... 234
         6,900   *Sequent Computer Systems, Inc.  ........................ 83

COMPUTERS (PERIPHERALS) - 0.9%
         4,700   *Quantum Corp.  ......................................... 98

ELECTRIC COMPANIES - 3.8%
         9,600   NIPSCO Industries, Inc.  ............................... 269
         3,200   New Century Energies, Inc.  ............................ 145

ELECTRICAL EQUIPMENT - 1.1%
         3,400   AMP, Inc.  ............................................. 117

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 1.6%
         2,400   Intel Corp.  .......................................... $178

FINANCIAL (DIVERSIFIED) - 3.9%
         3,400   American General Corp.  ................................ 242
         3,000   Federal National Mortgage Association .................. 182

FOODS - 4.4%
         7,000   ConAgra, Inc.  ......................................... 222
         4,600   Dean Foods Co.  ........................................ 253

HEALTH CARE (DIVERSIFIED) - 5.1%
         3,000   Abbott Laboratories .................................... 123
         3,800   American Home Products Corp.  . 197
         3,100   Johnson & Johnson ...................................... 229

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 2.5%
         2,000   Merck & Co., Inc.  ..................................... 267

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.8%
         3,400   Beckman Coulter, Inc.  ................................. 198

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.6%
         6,200   Kimberly-Clark Corp.  .................................. 284

INSURANCE (MULTI-LINE) - 3.0%
         2,800   Hartford Financial Services Group, Inc.  ............... 320

MANUFACTURING (DIVERSIFIED) - 6.6%
         3,500   AlliedSignal, Inc.  .................................... 155
         5,800   Corning, Inc.  ......................................... 202
         4,500   Crane Co.  ............................................. 219
         1,700   Minnesota Mining & Manufacturing Co.  .................. 140

OFFICE EQUIPMENT & SUPPLIES - 1.3%
        12,900   Unisource Worldwide, Inc.  ............................. 139

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                              As of June 30, 1998
                                  (Unaudited)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (DOMESTIC INTEGRATED) - 5.3%
         3,200   Atlantic Richfield Co.  ............................... $250
         4,200   Mobil Corp.  ........................................... 322

OIL (INTERNATIONAL INTEGRATED) - 2.6%
         4,800   Texaco, Inc.  .......................................... 286

OIL & GAS (DRILLING & EQUIPMENT) - 1.5%
         3,600   Halliburton Co.  ....................................... 160

PAPER & FOREST PRODUCTS - 1.6%
         4,000   International Paper Co.  ............................... 172

PERSONAL CARE - 2.6%
         3,600   Avon Products, Inc.  ................................... 279

PUBLISHING (NEWSPAPERS) - 1.5%
         2,000   New York Times Co.
                 (Class A) .............................................. 159

RAILROADS - 1.8%
         2,000   Burlington Northern Santa Fe Corp.  .................... 196

REAL ESTATE INVESTMENT TRUST - 1.9%
         2,900   First Industrial Realty Trust, Inc.  .................... 92
         4,300   Liberty Property Trust ................................. 110

RETAIL (DEPARTMENT STORES) - 4.4%
         3,600   J.C. Penney Co., Inc.  ................................. 260
         3,300   May Department Stores Co.  ............................. 216

RETAIL (FOOD CHAINS) - 1.9%
         8,400   American Stores Co.  ................................... 203

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 3.9%
         3,100   Automatic Data Processing, Inc.  .................... $  226
         4,800   Electronic Data Systems Corp.  ......................... 192

TELEPHONE - 6.1%
         4,800   Bell Atlantic Corp.  ................................... 219
         3,500   Century Telephone Enterprises, Inc.  ................... 161
         5,100   GTE Corp.  ............................................. 284

TOBACCO - 1.6%
         4,300   Philip Morris Cos., Inc.  .............................. 169
                                                                        -----
TOTAL COMMON STOCKS .................................................. 10,482
                                                                        -----

TEMPORARY INVESTMENTS - 3.6%

INVESTMENT COMPANIES:
      $391,037   SSgA Prime Money Market Portfolio ...................... 391
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 391
                                                                        -----
TOTAL INVESTMENTS - 100.6% ........................................... 10,873
Liabilities, less Other Assets ......................................... (66)
                                                                        -----
NET ASSETS .......................................................... $10,807
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO HIGH-YIELD BOND FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Year to date, and for the last 12 months the SAFECO High Yield Bond Fund returned 4.21% and 11.10% for Class A shares and 3.78% and 10.27% for Class B shares, not including the effects of sales charges, respectively, while the average high-yield fund returned 4.40% and 11.45% according to Lipper Analytical Services, Inc. The Merrill Lynch High Yield Master Index returned 4.58% and 11.80%. Our Fund's return is in line with the two groups, largely because of the well-diversified nature of our holdings.
                             [PHOTO OF ROBERT KERN]
   The below investment grade market was sailing along nicely for the first quarter of 1998, as cash poured into high-yield mutual funds, and record amounts of new bonds were issued. Things changed in late April however, and the waters

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                       WITH SALES CHARGE                        WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998    1 YEAR      5 YEAR      SINCE INCEPTION*    1 YEAR      5 YEAR      SINCE INCEPTION*
Class A                                6.10%       8.03%            9.08%          11.10%       9.03%           9.60%
Class B                                5.27%       8.51%            9.48%          10.27%       8.80%           9.48%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO HIGH-YIELD BOND FUND CLASS A: $23,341
SAFECO HIGH-YIELD BOND FUND CLASS B: $24,184
MERRILL LYNCH HIGH-YIELD INDEX: $29,930

                           SAFECO                  SAFECO
INVESTMENT VALUE       HIGH-YIELD BOND         HIGH-YIELD BOND          MERRILL LYNCH
WITH SALES CHARGE       FUND CLASS A            FUND CLASS B          HIGH-YIELD INDEX
09/30/88                    $9,550                 $10,000                 $10,000
10/31/88                    $9,699                 $10,156                 $10,144
11/30/88                    $9,699                 $10,156                 $10,163
12/31/88                    $9,809                 $10,271                 $10,207
01/31/89                    $9,965                 $10,435                 $10,374
02/28/89                   $10,000                 $10,471                 $10,436
03/31/89                    $9,936                 $10,404                 $10,395
04/30/89                    $9,881                 $10,346                 $10,399
05/31/89                   $10,036                 $10,509                 $10,595
06/30/89                   $10,174                 $10,653                 $10,757
07/31/89                   $10,234                 $10,716                 $10,800
08/31/89                   $10,216                 $10,697                 $10,850
09/30/89                   $10,168                 $10,647                 $10,736
10/31/89                   $10,034                 $10,507                 $10,470
11/30/89                   $10,016                 $10,488                 $10,485
12/31/89                   $10,003                 $10,475                 $10,443
01/31/90                    $9,855                 $10,319                 $10,161
02/28/90                    $9,656                 $10,111                 $10,007
03/31/90                    $9,852                 $10,316                 $10,196
04/30/90                    $9,910                 $10,377                 $10,259
05/31/90                   $10,105                 $10,582                 $10,430
06/30/90                   $10,220                 $10,702                 $10,692
07/31/90                   $10,455                 $10,947                 $10,961
08/31/90                   $10,135                 $10,612                 $10,460
09/30/90                    $9,756                 $10,216                 $10,030
10/31/90                    $9,443                  $9,888                  $9,736
11/30/90                    $9,547                  $9,997                  $9,838
12/31/90                    $9,644                 $10,098                  $9,987
01/31/91                    $9,592                 $10,044                 $10,192
02/28/91                    $9,988                 $10,459                 $11,076
03/31/91                   $10,341                 $10,828                 $11,625
04/30/91                   $10,657                 $11,159                 $12,026
05/31/91                   $10,784                 $11,292                 $12,073
06/30/91                   $10,901                 $11,415                 $12,347
07/31/91                   $11,142                 $11,667                 $12,678
08/31/91                   $11,359                 $11,894                 $12,970
09/30/91                   $11,530                 $12,073                 $13,153
10/31/91                   $11,796                 $12,352                 $13,600
11/30/91                   $11,944                 $12,507                 $13,746
12/31/91                   $11,987                 $12,551                 $13,899
01/31/92                   $12,319                 $12,900                 $14,369
02/28/92                   $12,534                 $13,124                 $14,732
03/31/92                   $12,668                 $13,265                 $14,939
04/30/92                   $12,661                 $13,257                 $15,017
05/31/92                   $12,832                 $13,436                 $15,239
06/30/92                   $12,997                 $13,610                 $15,414
07/31/92                   $13,221                 $13,844                 $15,714
08/31/92                   $13,385                 $14,015                 $15,914
09/30/92                   $13,550                 $14,188                 $16,083
10/31/92                   $13,284                 $13,910                 $15,876
11/30/92                   $13,509                 $14,145                 $16,119
12/31/92                   $13,649                 $14,292                 $16,324
01/31/93                   $14,022                 $14,683                 $16,713
02/28/93                   $14,300                 $14,974                 $17,012
03/31/93                   $14,543                 $15,229                 $17,301
04/30/93                   $14,649                 $15,339                 $17,420
05/31/93                   $14,870                 $15,571                 $17,646
06/30/93                   $15,152                 $15,866                 $17,975
07/31/93                   $15,329                 $16,052                 $18,156
08/31/93                   $15,434                 $16,161                 $18,322
09/30/93                   $15,486                 $16,216                 $18,403
10/31/93                   $15,706                 $16,446                 $18,753
11/30/93                   $15,826                 $16,572                 $18,851
12/31/93                   $15,957                 $16,709                 $19,049
01/31/94                   $16,258                 $17,024                 $19,461
02/28/94                   $16,179                 $16,941                 $19,326
03/31/94                   $15,607                 $16,342                 $18,701
04/30/94                   $15,481                 $16,211                 $18,469
05/31/94                   $15,622                 $16,358                 $18,428
06/30/94                   $15,690                 $16,429                 $18,512
07/31/94                   $15,685                 $16,424                 $18,634
08/31/94                   $15,742                 $16,484                 $18,772
09/30/94                   $15,736                 $16,478                 $18,768
10/31/94                   $15,673                 $16,411                 $18,818
11/30/94                   $15,467                 $16,196                 $18,656
12/31/94                   $15,598                 $16,333                 $18,852
01/31/95                   $15,782                 $16,525                 $19,117
02/28/95                   $16,113                 $16,873                 $19,730
03/31/95                   $16,261                 $17,027                 $19,996
04/30/95                   $16,568                 $17,349                 $20,513
05/31/95                   $17,003                 $17,804                 $21,146
06/30/95                   $17,089                 $17,894                 $21,289
07/31/95                   $17,316                 $18,132                 $21,566
08/31/95                   $17,323                 $18,140                 $21,679
09/30/95                   $17,535                 $18,361                 $21,936
10/31/95                   $17,777                 $18,615                 $22,116
11/30/95                   $17,807                 $18,646                 $22,336
12/31/95                   $18,038                 $18,888                 $22,710
01/31/96                   $18,265                 $19,125                 $23,089
02/28/96                   $18,441                 $19,310                 $23,160
03/31/96                   $18,380                 $19,246                 $23,065
04/30/96                   $18,418                 $19,285                 $23,097
05/31/96                   $18,532                 $19,405                 $23,264
06/30/96                   $18,579                 $19,455                 $23,368
07/31/96                   $18,774                 $19,658                 $23,510
08/31/96                   $19,040                 $19,937                 $23,802
09/30/96                   $19,426                 $20,341                 $24,356
10/31/96                   $19,500                 $20,419                 $24,567
11/30/96                   $19,790                 $20,723                 $25,061
12/31/96                   $19,912                 $20,850                 $25,269
01/31/97                   $20,078                 $21,024                 $25,459
02/28/97                   $20,445                 $21,397                 $25,851
03/31/97                   $20,017                 $20,934                 $25,494
04/30/97                   $20,145                 $21,056                 $25,821
05/31/97                   $20,718                 $21,641                 $26,364
06/30/97                   $21,008                 $21,931                 $26,772
07/31/97                   $21,547                 $22,480                 $27,482
08/31/97                   $21,554                 $22,476                 $27,449
09/30/97                   $21,921                 $22,847                 $27,942
10/31/97                   $21,924                 $22,838                 $28,085
11/30/97                   $22,125                 $23,035                 $28,348
12/31/97                   $22,398                 $23,304                 $28,620
01/31/98                   $22,863                 $23,775                 $29,077
02/28/98                   $22,984                 $23,883                 $29,194
03/31/98                   $23,228                 $24,120                 $29,472
04/30/98                   $23,171                 $24,044                 $29,598
05/31/98                   $23,270                 $24,129                 $29,776
06/30/98                   $23,341                 $24,184                 $29,930

*The Funds inception was September 7, 1988. Graph and average annual return comparison begins September 30, 1988.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

became increasingly treacherous to navigate. There are a number of reasons for the change in market conditions including a significant deceleration in cash flowing into high yield mutual funds beginning in late April, an uptick in the Moody's default rate over the three months between March to May from 2.18% to 2.53%, indicating an increase in the riskiness of the market, and continued concerns about Asia's woes, and how this will impact the domestic U.S. economy. All of these factors contributed to investors demanding more compensation (yield) for owning "junk" bonds, which in turn led to lower prices overall.
   I have emphasized domestically-oriented companies in my purchases for the Fund during the first half of the year. The strength in the U.S. economy is currently coming from domestic consumption, particularly consumers. At the same time, U.S. exporters are struggling, and our trade deficit is widening. Companies such as Ziff-Davis, Niagara Mohawk Power, 21st Century Telecom and Level 3 Communications should do well in this environment, and are among the names added to the portfolio since year-end.
   Ziff-Davis is the largest technology publisher in the country (PC MAGAZINE, PC WEEK, and COMPUTER SHOPPER are among the numerous titles they produce). In addition, the company also produces trade shows and conferences worldwide, among them the Comdex computer events. They

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP FIVE HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Level 3 Communications, Inc. (144A) ................................ 2.5%
  (Telephone)
Randall's Food Markets, Inc.  ....................................... 2.3
  (Retail - Food Chains)
Numatics, Inc. (144A) ............................................... 2.0
  (Manufacturing - Specialized)
Perkins Family Restaurants .......................................... 2.0
  (Restaurants)
Tekni-Plex, Inc. (144A) ............................................. 2.0
  (Manufacturing - Diversified)


                                                               PERCENT OF
TOP FIVE INDUSTRIES                                            NET ASSETS
-------------------------------------------------------------------------
Broadcasting (Television, Radio & Cable) ............................ 11%
Telephone ............................................................. 9
Telecommunication (Long Distance) ..................................... 5
Manufacturing - (Specialized) ......................................... 4
Entertainment ......................................................... 4

TOP FIVE PURCHASES
(Jan. to June)                                                  COST (000'S)
----------------------------------------------------------------------------
Level 3 Communications, Inc. (144A) ................................. $1,978
Randall's Food Markets, Inc.  ........................................ 1,845
Numatics, Inc. (144A) ................................................ 1,611
Tekni-Plex, Inc.(144A) ............................................... 1,564
Ziff-Davis, Inc.  .................................................... 1,497


TOP FIVE SALES                                                      PROCEEDS
(Jan. to June)                                                       (000'S)
----------------------------------------------------------------------------
Coca Cola Bottling Group (Southwest), Inc.  ......................... $1,294
Speedway Motorsports, Inc.  .......................................... 1,289
Jitney-Jungle Stores of America, Inc.  ............................... 1,278
PhoneTel Technologies, Inc.  ......................................... 1,088
Plastic Specialties and Technologies, Inc. ........................... 1,085

 CURRENT YIELD (30-DAY) CLASS A ......................................... 7.34%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 6.81%
 WEIGHTED AVERAGE MATURITY .......................................... 8.3 YEARS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  REPORT FROM THE HIGH-YIELD BOND FUND MANAGER

are involved in other media as well, and are currently developing a cable channel aimed at computer users, and an Internet website.
   21st Century is a cable and telecommunications provider targeting the high-density, multi-dwelling units in the Chicago metropolitan area. They will provide residents and small businesses with a bundled offering of phone services in addition to internet access and cable television. Level 3 is building a nationwide "Internet-Protocol" (IP) based telephony network that will deliver voice and data using IP-packet switched technology. Such networks provide cost savings, additional accessibility, and technological efficiencies.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P CREDIT RATING DISTRIBUTION
 AS A PERCENT OF NET ASSETS

  BB:                 12%
  B:                  76%
  Not Rated:           5%
  Preferred Stock:     2%
  Cash & Other:        5%

   Niagara Mohawk is an electric utility serving upstate New York. The company is an improving credit story and is positioned well for the deregulated electricity market evolving in its service territory over the next two years. Niagara is selling their generating assets and will become a low-risk distributor of electricity.
   I sold holdings in United Refining, PhoneTel Technologies, and Gorges/Quick-to-Fix Foods during the quarter because of poor operating performance, and unfavorable outlooks. Over time, each of these names has seen leverage increase and cash flow deteriorate. I felt in each case that the high degree of downside risk warranted our exiting the bonds.
   In my last letter to you, I said that I was cautiously optimistic about the high yield market. The same can be said today. In the current economic environment, credit selection, always an important component of my job, will take on even greater importance. I will continue to look for companies with good earnings and cash-flow prospects and strong management teams. Thank you for your continued interest in the SAFECO High Yield Bond Fund.

Robert Kern
-------------------------------

Robert Kern joined SAFECO in 1988 with B.S. degrees in business and accounting from the Universities of Washington and Puget Sound respectively. Robert is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CORPORATE BONDS - 92.5%

ADVERTISING - 1.4%
        $1,000   Lamar Advertising Co.
                 9.625%, due 12/01/06 ...............................  $1,070

AEROSPACE/DEFENSE - 1.3%
         1,000   BE Aerospace, Inc.
                 8.00%, due 3/01/08 ..................................... 997

AGRICULTURE/FERTILIZER PRODUCTS - 1.4%
         1,000   Sun World International
                 11.25%, due 4/15/04 .................................. 1,100

ALUMINUM - 2.6%
         1,000   Commonwealth Aluminum Corp.
                 10.75%, due 10/01/06 ................................. 1,050
         1,000   Wells Aluminum Corp.
                 10.125%, due 6/01/05 ................................. 1,050

AUTO PARTS & EQUIPMENT - 2.2%
           750   #Breed Technologies, Inc. (144A)
                 9.25%, due 4/15/08 (acquired 4/20/98) .................. 733
         1,000   #Diamond Triumph Auto Glass, Inc. (144A)
                 9.25%, due 4/01/08 (acquired 3/25/98) ................ 1,017

BANKS (REGIONAL) - 1.6%
         1,250   Bay View Capital Corp.
                 9.125%, due 8/15/07 .................................. 1,287

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 8.9%
        $1,750   #21st Century Telecom Group, Inc. (144A)
                 12.25%, due 2/15/03 Step Bond (acquired 2/02/98) ....  $ 980
         1,250   Adelphia Communications Corp.
                 9.25%, due 10/01/02 .................................. 1,297
           500   CSC Holdings, Inc.
                 9.875%, due 5/15/06 .................................... 546
           500   Century Communications Corp.
                 9.50%, due 3/01/05 ..................................... 541
           500   Century Communications Corp.
                 8.875%, due 1/15/07 .................................... 530
         1,000   Jones Intercable, Inc.
                 8.875%, due 4/01/07 .................................. 1,070
           500   SFX Broadcasting, Inc.
                 10.75%, due 5/15/06 .................................... 552
           500   Sinclair Broadcast Group, Inc.
                 8.75%, due 12/15/07 .................................... 515
         1,000   Young Broadcasting, Inc.
                 9.00%, due 1/15/06 ................................... 1,040

BUILDING MATERIALS - 0.6%
           500   Synthetic Industries, Inc.
                 9.25%, due 2/15/07 ..................................... 515

CHEMICALS (SPECIALTY) - 0.6%
           500   Sovereign Specialty Chemicals, Inc.
                 9.50%, due 8/01/07 ..................................... 510

COMMUNICATIONS EQUIPMENT - 1.9%
         1,500   #National Equipment Services, Inc. (144A)
                 10.00%, due 11/30/04 (acquired 11/20/97) ............. 1,530

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CONTAINERS (PACKAGING & PAPER) - 1.4%
         $ 500   Applied Extrusion Technologies, Inc.
                 11.50%, due 4/01/02 .................................  $ 527
           500   Printpack, Inc.
                 10.625%, due 8/15/06 ................................... 535

COSMETICS - 2.0%
           500   Coty, Inc.
                 10.25%, due 5/01/05 .................................... 536
         1,000   French Fragrances, Inc.
                 10.375%, due 5/15/07 ................................. 1,070

ELECTRIC COMPANIES - 1.3%
         1,500   Niagara Mohawk Power Corp.
                 8.50%, due 7/01/03 Step Bond ......................... 1,027

ELECTRICAL EQUIPMENT - 1.9%
         1,500   #Advanced Lighting Technologies, Inc. (144A)
                 8.00%, due 3/15/08 (acquired 6/04/98) ................ 1,492

ENTERTAINMENT - 3.5%
         1,000   AMC Entertainment, Inc.
                 9.50%, due 3/15/09 ................................... 1,000
           750   Premier Parks, Inc.
                 9.25%, due 4/01/06 ..................................... 774
           500   Cinemark USA, Inc. (Series B)
                 9.625%, due 8/01/08 .................................... 515
           500   Cinemark USA, Inc. (Series D)
                 9.625%, due 8/01/08 .................................... 515

ENVIRONMENTAL - 1.6%
         1,000   Allied Waste Industries, Inc.
                 11.30%, due 6/01/02 Step Bond .......................... 730
           500   Allied Waste North America, Inc.
                 10.25%, due 12/01/06 ................................... 547
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 2.0%
        $1,000   Americredit Corp.
                 9.25%, due 2/01/04 .................................  $1,025
           500   DVI, Inc.
                 9.875%, due 2/01/04 .................................... 520

FOODS - 1.5%
           500   Chiquita Brands International, Inc.
                 10.25%, due 11/01/06 ................................... 540
           500   Curtice Burns Foods, Inc.
                 12.25%, due 2/01/05 .................................... 552
           100   #Eagle Family Foods, Inc. (144A)
                 8.75%, due 1/15/08 (acquired 1/16/98) ..................  98

GAMING & LOTTERY - 0.7%
           500   Aztar Corp.
                 13.75%, due 10/01/04 ................................... 568

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.6%
           500   Conmed Corp.
                 9.00%, due 3/15/08 ..................................... 497

HEALTH CARE (HOSPITAL MANAGEMENT) - 3.0%
         1,250   Integrated Health Services, Inc.
                 9.50%, due 9/15/07 ................................... 1,306
         1,000   Quorum Health Group, Inc.
                 8.75%, due 11/01/05 .................................. 1,030

HOUSEHOLD FURNITURE & APPLIANCES - 2.0%
         1,500   Holmes Products Corp.
                 9.875%, due 11/15/07 ................................. 1,545

IRON & STEEL - 0.6%
           500   Armco, Inc.
                 9.00%, due 9/15/07 ..................................... 493

MANUFACTURING (DIVERSIFIED) - 2.0%
         1,560   #Tekni-Plex, Inc. (144A)
                 9.25%, due 3/01/08 (acquired 02/26/98) ............... 1,560

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MANUFACTURING (SPECIALIZED) - 3.9%
        $1,500   Flextronics International, Ltd.
                 8.75%, due 10/15/07 ................................  $1,511
         1,600   #Numatics, Inc. (144A)
                 9.625%, due 4/01/08 (acquired 3/18/98) ............... 1,616

OIL (DOMESTIC) - 0.7%
           500   Crown Central Petroleum Corp.
                 10.875%, due 2/01/05 ................................... 530

OIL & GAS (DRILLING & EQUIPMENT) - 2.5%
           500   ICO, Inc.
                 10.375%, due 6/01/07 ................................... 510
         1,500   Newpark Resources, Inc.
                 8.625%, due 12/15/07 ................................. 1,508

PAPER & FOREST PRODUCTS - 0.7%
           500   Fibermark, Inc.
                 9.375%, due 10/15/06 ................................... 523

PERSONAL CARE - 1.1%
           750   Chattem, Inc.
                 12.75%, due 6/15/04 .................................... 840

POWER PRODUCER (INDEPENDENT) - 1.3%
         1,000   AES Corp.
                 8.50%, due 11/01/07 .................................. 1,010

PUBLISHING - 1.9%
         1,500   Ziff-Davis, Inc.
                 8.50%, due 5/01/08 ................................... 1,519

RESTAURANTS - 2.0%
         1,500   Perkins Family Restaurants
                 10.125%, due 12/15/07 ................................ 1,583
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 1.7%
         1,250   Specialty Retailers, Inc.
                 9.00%, due 7/15/07 ................................... 1,302

RETAIL (FOOD CHAINS) - 2.3%
        $1,750   Randall's Food Markets, Inc.
                 9.375%, 7/01/07 ....................................  $1,846

RETAIL (OTHER) - 1.0%
           750   #Purina Mills, Inc. (144A)
                 9.00%, due 3/15/10 (acquired 3/06/98) .................. 771

RETAIL (SPECIALTY) - 2.2%
         1,250   Big 5 Corp.
                 10.875%, due 11/15/07 ................................ 1,294
           500   Finlay Fine Jewelry Corp.
                 8.375%, due 5/1/08 ..................................... 502

SERVICES (COMMERCIAL & CONSUMER) - 3.2%
         1,000   #Bluegreen Corp. (144A)
                 10.50%, due 4/01/08 (acquired 3/26/98) ............... 1,000
         1,500   Unicco Service Corp.
                 9.875%, due 10/15/07 ................................. 1,515

TELECOMMUNICATIONS (LONG DISTANCE) - 5.3%
         1,250   #Flag Ltd. (144A)
                 8.25%, due 1/30/08 (acquired 1/23/98) ................ 1,263
         1,500   #Qwest Communications International, Inc. (144A)
                 8.29%, due 2/01/03 Step Bond (acquired 1/22/98) ...... 1,080
         2,000   Qwest Communications International, Inc.
                 9.47%, due 10/15/07 .................................. 1,495
           500   Telegroup, Inc.
                 10.50%, due 5/01/00 Step Bond .......................... 398

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
TELEPHONE - 9.1%
        $1,250   GCI, Inc.
                 9.75%, due 8/01/07 .................................  $1,313
         1,000   Intermedia Communication, Inc.
                 11.25%, due 7/15/02 Step Bond .......................... 731
                 Intermedia Communication, Inc.
         1,000   8.875%, due 11/01/07 ................................. 1,022
           500   8.50%, due 1/15/08 ..................................... 500
           500   #Intermedia Communication, Inc. (144A)
                 8.60%, due 6/01/08 (acquired 5/21/98) .................. 506
         2,000   #Level 3 Communications, Inc. (144A)
                 9.125%, due 5/01/08 (acquired 6/02/98) ............... 1,947
         2,000   #NEXTLINK Communications, Inc. (144A)
                 9.45%, due 4/15/08 Step Bond (acquired 3/27/98) ...... 1,223

TELEPHONE (CELLULAR/WIRELESS) - 1.3%
         1,000   Paging Network, Inc.
                 10.00%, due 10/15/08 ................................. 1,035

TEXTILES (APPAREL) - 1.5%
         1,250   Dyersburg Corp.
                 9.75%, due 9/01/07 ................................... 1,203

TEXTILES (HOME FURNISHINGS) - 1.3%
         1,000   #Maxim Group, Inc. (144A)
                 9.25%, due 10/15/07 .................................. 1,028

TEXTILES (SPECIALTY) - 1.3%
         1,000   Polymer Group, Inc.
                 9.00%, due 7/01/07 ................................... 1,011
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

TRUCKERS - 1.6%
        $1,250   Allied Holdings, Inc.
                 8.625%, due 10/01/07 ..............................  $ 1,263
                                                                        -----
TOTAL CORPORATE BONDS ...............................................  73,330
                                                                        -----

PREFERRED STOCK - 2.2%

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.2%
             5   CBS Radio, Inc.  ....................................... 625
             6   SFX Broadcasting, Inc.  ................................ 601
             5   Sinclair Broadcast Group, Inc.  ........................ 554
                                                                        -----
TOTAL PREFERRED STOCK ................................................. 1,780
                                                                        -----

TEMPORARY INVESTMENTS - 3.2%

COMMERCIAL PAPER:
        $2,511   Countrywide Funding Corp.
                 6.35%, due 7/01/98 ................................... 2,511

INVESTMENT COMPANIES:
           862   SSgA Prime Money Market Portfolio ........................ 1
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ........................................... 2,512
                                                                        -----
TOTAL INVESTMENTS - 97.9% ...........................................  77,622
Other Assets, less Liabilities ........................................ 1,649
                                                                        -----
NET ASSETS .........................................................  $79,271
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $17,782,459 and the total value is 22.51% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The Intermediate-Term U.S. Treasury Fund beat its peer funds and benchmark index for the quarter, six months and year ending June 30, 1998.
   For the quarter the fund returned 2.06% for Class A shares and 1.83% for Class B shares, not including the effects of sales charges, compared to 1.83% for the Merrill Lynch Intermediate-Term Treasury Index. The six-month returns were 3.35% for Class A shares and 2.95% for Class B shares, not including the effects of sales charges, for the fund versus 3.45% for the index. For the 12 months, it was Fund 9.63% for Class A shares and 8.77% for Class B shares, not
                          [PHOTO OF RONALD SPAULDING]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                           WITH SALES CHARGE                           WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998       1 YEAR      5 YEAR      SINCE INCEPTION*      1 YEAR      5 YEAR      SINCE INCEPTION*
Class A                                   4.70%       4.27%            6.99%             9.63%       5.24%            7.49%
Class B                                   3.77%       4.66%            7.36%             8.77%       4.99%            7.36%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND CLASS A: $19,318
SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND CLASS B: $19,994
MERRILL LYNCH INTERMEDIATE-TERM TREASURY INDEX: $21,321

                              SAFECO                    SAFECO
                         INTERMEDIATE-TERM         INTERMEDIATE-TERM              MERRILL LYNCH
INVESTMENT VALUE        U.S. TREASURY FUND        U.S. TREASURY FUND           INTERMEDIATE-TERM
WITH SALES CHARGE            CLASS A                   CLASS B                   TREASURY INDEX
09/30/88                     $9,550                     $10,000                     $10,000
10/31/88                     $9,734                     $10,192                     $10,136
11/30/88                     $9,658                     $10,113                     $10,048
12/31/88                     $9,669                     $10,125                     $10,057
01/31/89                     $9,727                     $10,185                     $10,156
02/28/89                     $9,677                     $10,133                     $10,114
03/31/89                     $9,694                     $10,151                     $10,164
04/30/89                     $9,865                     $10,330                     $10,351
05/31/89                    $10,038                     $10,511                     $10,569
06/30/89                    $10,267                     $10,751                     $10,839
07/31/89                    $10,447                     $10,939                     $11,060
08/31/89                    $10,350                     $10,837                     $10,906
09/30/89                    $10,392                     $10,882                     $10,961
10/31/89                    $10,567                     $11,065                     $11,186
11/30/89                    $10,644                     $11,146                     $11,295
12/31/89                    $10,666                     $11,169                     $11,324
01/31/90                    $10,603                     $11,102                     $11,259
02/28/90                    $10,656                     $11,158                     $11,288
03/31/90                    $10,650                     $11,152                     $11,310
04/30/90                    $10,623                     $11,123                     $11,270
05/31/90                    $10,824                     $11,334                     $11,509
06/30/90                    $10,934                     $11,449                     $11,658
07/31/90                    $11,081                     $11,603                     $11,826
08/31/90                    $11,041                     $11,561                     $11,774
09/30/90                    $11,084                     $11,606                     $11,882
10/31/90                    $11,172                     $11,699                     $12,047
11/30/90                    $11,288                     $11,820                     $12,227
12/31/90                    $11,430                     $11,968                     $12,400
01/31/91                    $11,481                     $12,022                     $12,526
02/28/91                    $11,571                     $12,116                     $12,591
03/31/91                    $11,653                     $12,202                     $12,660
04/30/91                    $11,782                     $12,337                     $12,791
05/31/91                    $11,844                     $12,402                     $12,864
06/30/91                    $11,858                     $12,417                     $12,877
07/31/91                    $12,006                     $12,572                     $13,016
08/31/91                    $12,208                     $12,783                     $13,259
09/30/91                    $12,392                     $12,976                     $13,485
10/31/91                    $12,525                     $13,115                     $13,637
11/30/91                    $12,654                     $13,250                     $13,797
12/31/91                    $12,975                     $13,586                     $14,134
01/31/92                    $12,827                     $13,431                     $13,991
02/28/92                    $12,843                     $13,448                     $14,044
03/31/92                    $12,796                     $13,399                     $13,987
04/30/92                    $12,894                     $13,501                     $14,115
05/31/92                    $13,079                     $13,695                     $14,316
06/30/92                    $13,284                     $13,909                     $14,524
07/31/92                    $13,614                     $14,256                     $14,793
08/31/92                    $13,721                     $14,367                     $14,964
09/30/92                    $13,976                     $14,634                     $15,171
10/31/92                    $13,720                     $14,366                     $14,985
11/30/92                    $13,635                     $14,277                     $14,918
12/31/92                    $13,827                     $14,478                     $15,115
01/31/93                    $14,183                     $14,851                     $15,397
02/28/93                    $14,496                     $15,179                     $15,628
03/31/93                    $14,555                     $15,241                     $15,686
04/30/93                    $14,659                     $15,350                     $15,810
05/31/93                    $14,611                     $15,299                     $15,763
06/30/93                    $14,965                     $15,670                     $15,990
07/31/93                    $14,988                     $15,694                     $16,022
08/31/93                    $15,358                     $16,081                     $16,267
09/30/93                    $15,444                     $16,172                     $16,337
10/31/93                    $15,478                     $16,208                     $16,366
11/30/93                    $15,231                     $15,948                     $16,287
12/31/93                    $15,326                     $16,048                     $16,351
01/31/94                    $15,525                     $16,256                     $16,514
02/28/94                    $15,114                     $15,826                     $16,279
03/31/94                    $14,796                     $15,493                     $16,051
04/30/94                    $14,691                     $15,383                     $15,942
05/31/94                    $14,697                     $15,390                     $15,959
06/30/94                    $14,669                     $15,361                     $15,970
07/31/94                    $14,864                     $15,564                     $16,168
08/31/94                    $14,902                     $15,604                     $16,219
09/30/94                    $14,739                     $15,434                     $16,088
10/31/94                    $14,745                     $15,440                     $16,092
11/30/94                    $14,715                     $15,408                     $16,012
12/31/94                    $14,772                     $15,468                     $16,072
01/31/95                    $14,941                     $15,645                     $16,339
02/28/95                    $15,165                     $15,879                     $16,652
03/31/95                    $15,242                     $15,960                     $16,743
04/30/95                    $15,430                     $16,157                     $16,935
05/31/95                    $16,019                     $16,774                     $17,419
06/30/95                    $16,126                     $16,886                     $17,533
07/31/95                    $16,001                     $16,755                     $17,545
08/31/95                    $16,192                     $16,955                     $17,689
09/30/95                    $16,371                     $17,142                     $17,808
10/31/95                    $16,620                     $17,403                     $18,008
11/30/95                    $16,958                     $17,757                     $18,232
12/31/95                    $17,246                     $18,059                     $18,418
01/31/96                    $17,302                     $18,117                     $18,576
02/28/96                    $16,880                     $17,676                     $18,368
03/31/96                    $16,703                     $17,490                     $18,280
04/30/96                    $16,668                     $17,454                     $18,222
05/31/96                    $16,665                     $17,451                     $18,212
06/30/96                    $16,786                     $17,577                     $18,390
07/31/96                    $16,839                     $17,632                     $18,447
08/31/96                    $16,837                     $17,631                     $18,467
09/30/96                    $17,025                     $17,828                     $18,701
10/31/96                    $17,232                     $18,033                     $19,006
11/30/96                    $17,450                     $18,269                     $19,240
12/31/96                    $17,302                     $18,104                     $19,135
01/31/97                    $17,350                     $18,129                     $19,206
02/28/97                    $17,317                     $18,087                     $19,227
03/31/97                    $17,100                     $17,853                     $19,129
04/30/97                    $17,314                     $18,071                     $19,343
05/31/97                    $17,435                     $18,198                     $19,492
06/30/97                    $17,621                     $18,382                     $19,660
07/31/97                    $18,121                     $18,896                     $20,029
08/31/97                    $17,897                     $18,652                     $19,944
09/30/97                    $18,164                     $18,916                     $20,164
10/31/97                    $18,465                     $19,214                     $20,398
11/30/97                    $18,472                     $19,209                     $20,445
12/31/97                    $18,691                     $19,421                     $20,619
01/31/98                    $18,986                     $19,701                     $20,897
02/28/98                    $18,898                     $19,613                     $20,869
03/31/98                    $18,927                     $19,635                     $20,938
04/30/98                    $18,989                     $19,691                     $21,032
05/31/98                    $19,146                     $19,844                     $21,174
06/30/98                    $19,318                     $19,994                     $21,321

*The Fund's inception was September 7, 1988. Graph and average annual return comparison begins September 30 1988.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          REPORT FROM THE INTERMEDIATE-TERM U.S. TREASURY FUND MANAGER

including the effects of sales charges, versus 8.44% index. For further comparison, the average intermediate-term U.S. Treasury fund returned 3.44% for the six and 9.55% for 12 months according to Lipper Analytical Services, Inc.
   The fund outperformed its benchmark index because its average maturity at 6.0 years is longer than the index at 3.7 years. During a period of declining interest rates, which we have experienced, longer maturities perform better, everything else being equal. The Fund was also overweighted in U.S. agencies, which outperformed, compared to its benchmark index in June. On June 30 the Fund had 24% of assets invested in U.S. agency securities while the index had 16%.
   The economic environment for bonds has been quite good for the last year. While the strength in the economy has been worrisome for the bond market, the moderate rate of price inflation has been just the tonic to keep the bond bears in check. Problems in Asia along with good news in inflation, have caused the Federal Reserve Board (Fed) to be

                                   HIGHLIGHTS
                        -------------------------------

 CURRENT YIELD (30-DAY) CLASS A ......................................... 4.21%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.84%
 WEIGHTED AVERAGE MATURITY .......................................... 6.0 YEARS

more cautious than they might normally be in the face of such a strong economy. The Fed has made no move to change interest rates since March 1997.
   The focus of economic problems in Asia shifted to Japan in the second quarter of 1998. As concerns about Japan grew, the yen weakened against the dollar and prompted a flight to quality, with many foreigners abandoning their Asian issues and buying U.S. Treasury securities as a safe haven. We experienced a bond market rally--especially in the benchmark 30-year treasury-- which had little to do with U.S. economic fundamentals.
   The mandate of the Intermediate-Term U.S. Treasury Fund is to buy U.S. Treasury securities with maturities between three and 10 years. The primary tool I have to distinguish this Fund from the index and its peers is setting the average maturity.
   We believe the United States is in the middle of a long-term secular decline in interest rates. While interest rates may rise and fall as dictated by the business cycle, the general trend is down. For that reason, we want to maintain the average maturity of the fund longer than the its benchmark index and benefit from the

------------------------------------------------------------------
------------------------------------------------------------------

better performance of longer bonds.
   Trading in the fund has been minimal and has focused on maintaining an average maturity in the range of 6 to 6.5 years. We have also modestly increased the weighting in U.S. agencies. That paper now provides relatively more yield as the spring's strong rally in U.S. Treasuries caused their yields to fall.
   While the long-term outlook is for lower rates, the near- term is more problematical. For more than a year we have enjoyed a near perfect bond environment, with the economy strong and price inflation subdued. The strength in the economy has continued longer than most forecasters envisioned, and we are seeing some signs of inflation accelerating. The Federal Reserve Board, to head off inflation, may be forced to begin raising interest rates at the end of this year or early in 1999. We believe we can get through this period without the Fed acting, but concede there is a nearly 50% probability they will begin raising rates by February 1999.
   If the Fed does move to raise rates, I would expect to significantly shorten the average maturity of the portfolio to be more closely aligned with the benchmark index.

Ronald Spaulding
-------------------------------

Ronald Spaulding is the chief investment officer of SAFECO Corporation. In 1995, he became vice president and treasurer of SAFECO Corporation, director of the insurance subsidiaries, vice chairman of SAFECO Asset Management Company, and vice president and treasurer of SAFECO Mutual Funds. He holds an M.B.A. from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 96.0%

U.S. FEDERAL AGENCY NOTES - 23.5%
        $1,500   6.875%, due 11/22/06 ............................... $ 1,540
         1,500   6.26%, due 9/24/04 ................................... 1,541
           500   5.785%, due 4/14/08 .................................... 500
           500   5.75%, due 2/15/08 ..................................... 499

U.S. TREASURY NOTES - 65.4%
         2,200   7.75%, due 2/15/01 ................................... 2,318
         1,200   7.50%, due 11/15/01 .................................. 1,271
         2,070   7.25%, due 8/15/04 ................................... 2,253
         1,310   6.875%, due 3/31/00 .................................. 1,339
         3,900   6.50%, due 10/15/06 .................................. 4,143

U.S. TREASURY PRINCIPAL STRIPS - 7.1%
         1,975   0.00%, due 2/15/07 ................................... 1,227
                                                                        -----
TOTAL U.S. GOVERNMENT SECURITIES ..................................... 16,631
                                                                        -----

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 2.8%

INVESTMENT COMPANIES:
          $480   SSgA Prime Money Market Portfolio ................... $  480
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 480
                                                                        -----
TOTAL INVESTMENTS - 98.8% ............................................ 17,111
Other Assets, less Liabilities .......................................... 207
                                                                        -----
NET ASSETS .......................................................... $17,318
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO MANAGED BOND FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Managed Bond Fund outperformed its peer funds for the quarter, six and 12 months ending June 30, 1998. The Fund returned 2.44% for Class A shares and 2.05% for Class B shares, not including the effects of sales charges, for the quarter compared to 2.05% for average intermediate investment grade debt funds according to Lipper Analytical Services, Inc. The six and 12 month comparisons are 3.85% and 10.13% for Class A shares and 3.15% and 8.91% for Class B shares, not including the effects of sales charges, versus 3.61% and 9.42% for their peers, respectively.
                           [PHOTO OF MICHAEL HUGHES]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                  WITH SALES CHARGE                    WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998    1 YEAR        SINCE INCEPTION*        1 YEAR         SINCE INCEPTION*
Class A                                5.17%               4.65%             10.13%              5.76%
Class B                                3.91%               4.96%              8.91%              5.35%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO MANAGED BOND FUND CLASS A: $12,175
SAFECO MANAGED BOND FUND CLASS B: $12,336
LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX: $13,634

                          AFECO                  SAFECO             LEHMAN BROTHERS
INVESTMENT VALUE      MANAGED BOND            MANAGED BOND             GOVERNMENT/
WITH SALES CHARGE     FUND CLASS A            FUND CLASS B           CORPORATE INDEX
02/28/94                 $9,550                 $10,000                 $10,000
03/31/94                 $9,231                  $9,666                  $9,755
04/30/94                 $9,223                  $9,657                  $9,674
05/31/94                 $9,231                  $9,666                  $9,657
06/30/94                 $9,218                  $9,653                  $9,634
07/31/94                 $9,318                  $9,757                  $9,827
08/31/94                 $9,340                  $9,780                  $9,831
09/30/94                 $9,266                  $9,703                  $9,683
10/31/94                 $9,272                  $9,709                  $9,672
11/30/94                 $9,245                  $9,680                  $9,655
12/31/94                 $9,263                  $9,699                  $9,718
01/31/95                 $9,386                  $9,828                  $9,905
02/28/95                 $9,541                  $9,991                 $10,135
03/31/95                 $9,587                 $10,038                 $10,203
04/30/95                 $9,709                 $10,167                 $10,344
05/31/95                $10,059                 $10,533                 $10,778
06/30/95                $10,137                 $10,615                 $10,864
07/31/95                $10,067                 $10,541                 $10,822
08/31/95                $10,193                 $10,674                 $10,960
09/30/95                $10,305                 $10,791                 $11,072
10/31/95                $10,469                 $10,962                 $11,235
11/30/95                $10,675                 $11,178                 $11,420
12/31/95                $10,870                 $11,382                 $11,588
01/31/96                $10,887                 $11,400                 $11,660
02/28/96                $10,627                 $11,127                 $11,412
03/31/96                $10,514                 $11,010                 $11,317
04/30/96                $10,509                 $11,004                 $11,239
05/31/96                $10,514                 $11,009                 $11,219
06/30/96                $10,593                 $11,092                 $11,370
07/31/96                $10,626                 $11,127                 $11,396
08/31/96                $10,646                 $11,148                 $11,369
09/30/96                $10,734                 $11,239                 $11,571
10/31/96                $10,843                 $11,347                 $11,841
11/30/96                $10,965                 $11,467                 $12,058
12/31/96                $10,877                 $11,369                 $11,925
01/31/97                $10,884                 $11,368                 $11,939
02/28/97                $10,858                 $11,335                 $11,964
03/31/97                $10,715                 $11,179                 $11,822
04/30/97                $10,863                 $11,327                 $11,994
05/31/97                $10,946                 $11,406                 $12,106
06/30/97                $11,056                 $11,511                 $12,251
07/31/97                $11,378                 $11,839                 $12,626
08/31/97                $11,231                 $11,664                 $12,484
09/30/97                $11,397                 $11,843                 $12,680
10/31/97                $11,577                 $12,007                 $12,883
11/30/97                $11,592                 $12,028                 $12,952
12/31/97                $11,723                 $12,154                 $13,088
01/31/98                $11,917                 $12,343                 $13,272
02/28/98                $11,866                 $12,276                 $13,246
03/31/98                $11,885                 $12,284                 $13,287
04/30/98                $11,927                 $12,303                 $13,353
05/31/98                $12,066                 $12,435                 $13,496
06/30/98                $12,175                 $12,336                 $13,634

*The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994 (initial public offering).

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   REPORT FROM THE MANAGED BOND FUND MANAGER

   Last year, I made some strategic changes to increase the Fund's competitiveness, adopting a more balanced approach. I limited the range in which the portfolio's average maturity would be allowed to fluctuate and concentrated my efforts on creating additional value through sector rotation, yield curve positioning and credit selection.
   The market environment over the last 12 months has been particularly favorable towards fixed-income securities. Inflation is low and shows no signs of accelerating. The economy, which grew very rapidly during the first quarter, is showing welcome signs of moderation due to the continuing Asian economic crisis. The Federal Reserve, which has not
                                   HIGHLIGHTS
                        -------------------------------

                                                              PERCENT OF
BONDS BY TYPE                                                 NET ASSETS
-------------------------------------------------------------------------
U.S. Treasury Securities ............................................ 47%
Asset Backed Securities .............................................. 27
Corporate Bonds ...................................................... 22
Cash & Other .......................................................... 4
                                                                     ----
                                                                     100%
                                                                     ----
                                                                     ----

 CURRENT YIELD (30-DAY) CLASS A ......................................... 4.00%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.16%
 WEIGHTED AVERAGE MATURITY .......................................... 8.7 YEARS

changed the Fed Funds Rate since March 1997, is likely to remain on hold for the next several months, at least. The growing federal budget surplus is shrinking the available supply of U.S. Treasury Bonds, causing them to richen.
   The objective of the Managed Bond Fund is to provide as high a level of total return as is consistent with relative stability of capital through the purchase of investment-grade debt securities. Preservation of capital is in part achieved by the fund's mandate to maintain a 50% weighting in U.S. government securities. The Fund makes modest changes in its average maturity in response to interest rate trends and further distinguishes itself from its index and its peers through selection.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P CREDIT RATING DISTRIBUTION
  AS A PERCENT OF NET ASSETS

    AAA:            76%
    AA:              1%
    A:              17%
    BBB:             2%
    Cash & Other:    4%

   During the quarter, we moved portions of the portfolio into and out of investment-grade corporate bonds as this sector cheapened, richened and cheapened again relative to U.S. Treasuries. We sold some government and corporate holdings in the very rich 10-year maturity sector of the yield curve and bought a higher-yielding combination of securities

------------------------------------------------------------------
------------------------------------------------------------------

with maturities of two and 20 years. Finally, we concentrated our holding in issues insulated from the problems in Asia, such as U.S. Treasuries and agency mortgage-backed securities and notes.
   At quarter end, the Fund held 47% of its assets in U.S. Treasury obligations, 21% in high-grade corporate bonds, 20% in mortgage-backed securities, 1% in U.S. agency debentures, and 7% in AAA asset-backed securities. The portfolio's effective duration was 5.7 years on June 30, 1998, slightly longer than the duration of the Lehman Brothers Government/Corporate Bond Index at 5.5 years.
   The wild card for the fixed-income markets is the continuing Asian economic crisis. If the crisis continues to worsen, U.S. economic growth could be adversely affected. Under this scenario, U.S. Treasuries will increase in value due to a flight to quality from global investors, diminished inflationary pressures, and the perception that the next Fed move will be to lower interest rates. Corporate bonds would underperform Treasuries as earnings come under increased pressure. If the Asian economic crisis abates, U.S. economic growth could re-accelerate, increasing inflationary pressures and the likelihood of a Fed tightening. Under this scenario, U.S. Treasuries would decrease in value and corporate bonds would outperform. We will watch the world economy closely and invest accordingly.

Michael Hughes
-------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 26.8%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 19.8%
          $150   FHLMC REMIC 1587
                 6.50%, due 10/15/08 ................................... $152
           150   FNMA 1997-M5 C
                 6.74%, due 8/25/07 ..................................... 157
           130   FNMA G93-33J
                 6.75%, due 6/25/22 ..................................... 134
           150   FNMA REMIC 1993-11
                 7.35%, due 6/25/07 ..................................... 155
            75   FNMA REMIC 1992-108
                 7.00%, due 7/25/07 ...................................... 78
           125   FNMA REMIC 1993-44PH
                 6.75%, due 5/25/19 ..................................... 128
           100   FNMA REMIC 1993-23
                 6.70%, due 7/25/19 ..................................... 101
           200   FNMA REMIC 1993-55
                 6.50%, due 2/25/05 ..................................... 204

CONSUMER (FINANCE) - 3.5%
           108   AFG Receivables Trust
                 6.20%, due 2/15/03 ..................................... 108
            90   Premier Auto Trust
                 6.20%, due 1/06/01 ...................................... 90

FINANCIAL (DIVERSIFIED) - 2.0%
            38   Chevy Chase Auto ABS Series 1996-1 (Class A)
                 6.60%, due 12/15/02 ..................................... 38
            74   DLJ Commercial Mortgage Corp. 1998-CF1 A1A
                 6.14%, due 10/15/06 ..................................... 74

MANUFACTURING (SPECIALIZED) - 1.5%
            85   Harley Davidson Eagle
                 6.20%, due 1/15/03 ...................................... 86
                                                                         ----
TOTAL ASSET BACKED SECURITIES ......................................... 1,505
                                                                         ----

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

CORPORATE BONDS - 21.3%

AUTOMOBILES - 2.2%
          $120   Hertz Corp. Notes
                 7.00%, due 7/01/04 .................................... $125

BANKS (MAJOR REGIONAL) - 0.9%
            50   U.S. Bancorp
                 6.75%, due 10/15/05 ..................................... 52

BUILDING MATERIALS - 1.8%
           100   Hanson Overseas
                 6.75%, due 9/15/05 ..................................... 103

ENGINEERING & CONSTRUCTION - 1.9%
            97   Halliburton Co.
                 6.75%, due 2/01/27 ..................................... 106

FINANCE (CONSUMER) - 1.7%
            90   Household Finance Corp.
                 7.25%, due 7/15/03 ...................................... 94

FINANCIAL (DIVERSIFIED) - 4.6%
           105   General Motors Acceptance Corp.
                 6.875%, due 7/15/01 .................................... 108
            80   St. Paul Companies, Inc.
                 7.33%, due 8/18/06 ...................................... 87
            60   St. Paul Companies, Inc.
                 7.05%, due 3/07/07 ...................................... 64

INVESTMENT BANKING/BROKERAGE - 3.7%
            95   Donaldson, Lufkin & Jenrette, Inc.
                 6.90%, due 10/01/07 ..................................... 99
           115   Lehman Brothers Holding, Inc.
                 6.05%, due 4/15/08 ..................................... 115

RETAIL (COMPUTERS & ELECTRIC) - 3.0%
           160   Tandy Corp.
                 6.95%, due 9/1/07 ...................................... 166

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (GENERAL MERCHANDISE) - 1.4%
          $ 75   Sears Roebuck Acceptance Corp.
                 6.75%, due 9/15/05 ................................... $  77
                                                                         ----
TOTAL CORPORATE BONDS ................................................. 1,196
                                                                         ----

U.S. GOVERNMENT SECURITIES - 47.8%

U.S. FEDERAL AGENCY NOTES - 1.0%
            50   Federal Home Loan Mortgage Corp.
                 6.943%, due 3/21/07 ..................................... 54

U. S. TREASURY NOTES - 18.3%
            50   7.50%, due 11/15/16 ..................................... 60
           325   7.25%, due 8/15/04 ..................................... 354
           265   6.50%, due 10/15/06 .................................... 281
           325   6.375, due 9/30/01 ..................................... 333
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

U. S. TREASURY PRINCIPAL STRIPS - 28.5%
         $ 710   0.00%, due 5/15/07 ................................... $ 435
         1,875   0.00%, due 2/15/07 ................................... 1,164
                                                                         ----
TOTAL U.S. GOVERNMENT SECURITIES ...................................... 2,681
                                                                         ----

TEMPORARY INVESTMENTS - 3.7%

INVESTMENT COMPANIES:
           210   SSgA Prime Money Market Portfolio ...................... 210
                                                                         ----
TOTAL TEMPORARY INVESTMENTS ............................................. 210
TOTAL INVESTMENTS - 99.5% ............................................. 5,592
Other Assets, less Liabilities ........................................... 26
                                                                         ----
NET ASSETS ........................................................... $5,618
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                OVERVIEW OF THE
                           SAFECO MUNICIPAL BOND FUND
                   AND SAFECO CALIFORNIA TAX-FREE INCOME FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The municipal bond market was little changed for the quarter and six months ending June 30, 1998, and total returns were modest for both periods.
   In a flat market the three keys to performance are: 1. staying fully invested since bonds yield more than money market instruments; 2. holding the longest bonds available because longer bonds yield more than shorter ones; and 3. buying the lower quality bonds because lower-rated bonds yield more than higher-rated ones. I have consistently practiced the first two strategies, but I am reluctant to downgrade quality. The meager additional yields that lower-quality bonds currently offer don't seem worth the additional risk. Fortunately, two out of three has been good enough to produce good results.
                          [PHOTO OF STEPHEN C. BAUER]

   Over the last six months, long-term municipal yields fluctuated only slightly to end the period at 5.22%. The taxable bond market rallied much more aggressively and long Treasury yields fell to 5.63% on June 30. (On June 15 the U.S. Treasury 30-year bond closed at a yield of 5.57%, the lowest yield in the 18-year history of the long-term government bond.)
   The underperformance by the tax-exempt market caused the ratio of tax-exempt to taxable bond yields to rise to 93%. This means munis currently pay on a tax-free basis 93% of what a similar-length taxable treasury bond yields. This is the highest ratio since 1995 and compares to 84% one year ago.
   There are two reasons for the extraordinary cheapness of the muni market: low absolute yields and heavy new issue supply. Yields near 25-year lows, coupled with the record-high stock market returns, have created little demand for long-term muni bonds. On top of this, is a new issue market, which brought $146 billion in supply over the last six months.
   At the same time, the U.S. Treasury market has enjoyed increased demand from foreign investors fleeing weakened Asian currencies and benefited by shrinking supply due to the

------------------------------------------------------------------
------------------------------------------------------------------

Federal budget surplus. It is no surprise that munis are cheap compared to Treasuries. And that creates an attractive opportunity for high tax bracket bond investors.
   In the extremely stable market that municipal bonds have enjoyed this year, the only aberration is the relationship between tax exempt and taxable bonds. As long as current economic conditions persist, however, I don't see this changing. Historically, low rates will continue to encourage issuers of new debt while discouraging investors. The best hope for the municipal market is a correction in the stock market, which would encourage equity buyers to reevaluate their asset allocation and to see bonds in a more attractive light.

                          REPORT FROM THE FUND MANAGER
                           SAFECO MUNICIPAL BOND FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Municipal Bond Fund returned 2.63% and 10.06% for Class A shares and 2.23% and 9.26% for Class B shares, not including the effects of sales charges, for the six months and 12 months ended June 30, 1998, compared to its peer group's 2.26% and 8.39% total returns. According to the Lipper Analytical Services, Inc. ranking of general municipal bond funds, Class A shares were 10th and Class B shares were 31st of the 233 fund classes tracked.
   The Fund classes slightly underperformed the 10.77% posted by the Lehman Brothers Long municipal bond index for the 12 months ended June 30, 1998, but that is to be expected. It's nearly impossible for a bond fund to beat a bond index because the index has no expenses, no cash

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                  WITH SALES CHARGE             WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998    1 YEAR    5 YEAR    10 YEAR     1 YEAR    5 YEAR    10 YEAR
Class A                                 5.11%     5.34%     8.08%      10.06%     6.31%     8.57%
Class B                                 4.26%     5.74%     8.45%       9.26%     6.06%     8.45%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO MUNICIPAL BOND FUND CLASS A: $21,741
SAFECO MUNICIPAL BOND FUND CLASS B: $22,497
LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX: $24,643

                       SAFECO             SAFECO           LEHMAN BROTHERS
INVESTMENT VALUE   MUNICIPAL BOND     MUNICIPAL BOND        LONG MUNICIPAL
WITH SALES CHARGE   FUND CLASS A        FUND CLASS B          BOND INDEX
06/30/88              $9,550              $10,000              $10,000
07/31/88              $9,599              $10,051              $10,067
08/31/88              $9,648              $10,103              $10,107
09/30/88              $9,864              $10,329              $10,336
10/31/88             $10,136              $10,613              $10,571
11/30/88             $10,017              $10,489              $10,457
12/31/88             $10,216              $10,697              $10,639
01/31/89             $10,452              $10,944              $10,890
02/28/89             $10,295              $10,780              $10,737
03/31/89             $10,295              $10,780              $10,746
04/30/89             $10,537              $11,033              $11,061
05/31/89             $10,734              $11,240              $11,318
06/30/89             $10,869              $11,382              $11,490
07/31/89             $10,981              $11,498              $11,642
08/31/89             $10,884              $11,397              $11,465
09/30/89             $10,875              $11,387              $11,430
10/31/89             $10,981              $11,498              $11,581
11/30/89             $11,178              $11,705              $11,827
12/31/89             $11,246              $11,776              $11,914
01/31/90             $11,115              $11,639              $11,794
02/28/90             $11,243              $11,773              $11,927
03/31/90             $11,227              $11,756              $11,939
04/30/90             $11,055              $11,576              $11,793
05/31/90             $11,405              $11,942              $12,126
06/30/90             $11,510              $12,053              $12,245
07/31/90             $11,731              $12,284              $12,461
08/31/90             $11,426              $11,964              $12,165
09/30/90             $11,404              $11,941              $12,146
10/31/90             $11,621              $12,169              $12,403
11/30/90             $11,944              $12,507              $12,717
12/31/90             $11,994              $12,559              $12,773
01/31/91             $12,184              $12,758              $12,945
02/28/91             $12,237              $12,813              $13,036
03/31/91             $12,252              $12,829              $13,067
04/30/91             $12,457              $13,044              $13,269
05/31/91             $12,583              $13,176              $13,426
06/30/91             $12,540              $13,130              $13,400
07/31/91             $12,739              $13,339              $13,607
08/31/91             $12,932              $13,542              $13,803
09/30/91             $13,139              $13,758              $14,003
10/31/91             $13,280              $13,905              $14,149
11/30/91             $13,237              $13,861              $14,167
12/31/91             $13,647              $14,290              $14,504
01/31/92             $13,529              $14,166              $14,496
02/28/92             $13,563              $14,203              $14,518
03/31/92             $13,547              $14,185              $14,555
04/30/92             $13,674              $14,319              $14,694
05/31/92             $13,905              $14,560              $14,909
06/30/92             $14,206              $14,875              $15,197
07/31/92             $14,752              $15,448              $15,754
08/31/92             $14,450              $15,131              $15,543
09/30/92             $14,478              $15,161              $15,612
10/31/92             $14,163              $14,830              $15,351
11/30/92             $14,596              $15,284              $15,783
12/31/92             $14,841              $15,540              $15,988
01/31/93             $14,986              $15,692              $16,139
02/28/93             $15,634              $16,370              $16,889
03/31/93             $15,388              $16,114              $16,686
04/30/93             $15,600              $16,335              $16,914
05/31/93             $15,689              $16,428              $17,054
06/30/93             $16,011              $16,765              $17,375
07/31/93             $15,949              $16,701              $17,392
08/31/93             $16,373              $17,145              $17,838
09/30/93             $16,557              $17,337              $18,086
10/31/93             $16,602              $17,384              $18,120
11/30/93             $16,392              $17,164              $17,901
12/31/93             $16,720              $17,508              $18,362
01/31/94             $16,923              $17,720              $18,579
02/28/94             $16,422              $17,196              $17,964
03/31/94             $15,588              $16,323              $16,892
04/30/94             $15,603              $16,338              $17,022
05/31/94             $15,790              $16,534              $17,221
06/30/94             $15,616              $16,351              $17,014
07/31/94             $15,975              $16,728              $17,452
08/31/94             $15,986              $16,740              $17,488
09/30/94             $15,592              $16,326              $17,082
10/31/94             $15,258              $15,977              $16,558
11/30/94             $14,945              $15,649              $16,121
12/31/94             $15,341              $16,064              $16,693
01/31/95             $15,905              $16,655              $17,427
02/28/95             $16,574              $17,354              $18,137
03/31/95             $16,695              $17,481              $18,355
04/30/95             $16,669              $17,455              $18,346
05/31/95             $17,445              $18,267              $19,128
06/30/95             $17,071              $17,876              $18,775
07/31/95             $17,153              $17,961              $18,871
08/31/95             $17,375              $18,193              $19,137
09/30/95             $17,504              $18,329              $19,287
10/31/95             $17,870              $18,713              $19,754
11/30/95             $18,366              $19,231              $20,264
12/31/95             $18,636              $19,514              $20,580
01/31/96             $18,696              $19,577              $20,668
02/28/96             $18,490              $19,362              $20,416
03/31/96             $18,068              $18,919              $20,042
04/30/96             $17,932              $18,777              $19,962
05/31/96             $17,962              $18,808              $19,972
06/30/96             $18,226              $19,085              $20,280
07/31/96             $18,450              $19,319              $20,480
08/31/96             $18,384              $19,250              $20,454
09/30/96             $18,756              $19,639              $20,908
10/31/96             $18,973              $19,854              $21,163
11/30/96             $19,405              $20,282              $21,618
12/31/96             $19,228              $20,086              $21,488
01/31/97             $19,127              $19,972              $21,445
02/28/97             $19,318              $20,162              $21,677
03/31/97             $18,981              $19,801              $21,302
04/30/97             $19,200              $20,034              $21,553
05/31/97             $19,530              $20,353              $21,971
06/30/97             $19,754              $20,590              $22,253
07/31/97             $20,566              $21,413              $23,063
08/31/97             $20,203              $21,025              $22,756
09/30/97             $20,461              $21,297              $23,084
10/31/97             $20,627              $21,444              $23,282
11/30/97             $20,773              $21,588              $23,489
12/31/97             $21,184              $22,005              $23,919
01/31/98             $21,377              $22,182              $24,175
02/28/98             $21,355              $22,152              $24,163
03/31/98             $21,363              $22,137              $24,197
04/30/98             $21,162              $21,920              $24,066
05/31/98             $21,599              $22,376              $24,538
06/30/98             $21,741              $22,497              $24,643

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P CREDIT RATING DISTRIBUTION
 AS A PERCENT OF NET ASSETS

    AAA:           40%
    AA:            21%
    A:             22%
    BBB:           11%
    BB:             1%
    Not Rated:      3%
    Cash & Other:   2%

and no call features. The difference between the performance of the fund and its peer group is the better measure of success.
   Activity in the Muni Bond Fund was directed at attractive new issues in the marketplace. Two new positions for the Fund were District of Columbia G.O. 5.25%, due 2027 at a yield of 5.39%, and Washington State Health Care Facilities Authority for Swedish Health System 5.25%, due 2026 at 5.58% yield. Both issues were insured and carry AAA ratings.

                                   HIGHLIGHTS
       ------------------------------------------------------------------

                                                                  PERCENT OF
TOP FIVE STATES                                                   NET ASSETS
----------------------------------------------------------------------------
California ............................................................. 22%
Washington .............................................................. 13
Texas .................................................................... 9
Illinois ................................................................. 7
New York ................................................................. 7

 CURRENT YIELD (30-DAY) CLASS A ......................................... 4.03%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.62%
 WEIGHTED AVERAGE MATURITY ......................................... 24.1 YEARS

                                                                PERCENT OF
TOP FIVE HOLDINGS                                               NET ASSETS
----------------------------------------------------------------------------
San Joaquin Hills Transportation
  Corridor Agency Senior Lien Toll
  Road Revenue ........................................................ 4.6%
Illinois Educational Facilties Authority
  Adjustable Demand Revenue
  (University of Chicago) .............................................. 3.7
Wyoming Community Develpoment
  Authority Housing Revenue ............................................ 3.6
Alaska Housing Finance Corp.
  (General Housing Purpose) ............................................ 3.2
Austin Combined Utility System ......................................... 3.1

                          REPORT FROM THE FUND MANAGER
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the year ended June 30, 1998, the California Tax-Free Income Fund was one of the best of the bunch. With a total one-year return of 10.91% for Class A shares and 10.10% for Class B shares, not including the effects of sales charges, Lipper Analytical Services, Inc. ranked Class A shares third and Class B shares 10th of 100 California tax-exempt funds, which returned 8.61% on average. For the six months the Fund returned 2.36% for Class A shares and 1.97% for Class B shares, not including the effects of sales charges, compared to the peer group's 2.28%.
   The California Tax-Free Income Fund had little activity during the last six months. I took advantage of the slight downtick

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                   WITH SALES CHARGE                  WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998     1 YEAR    5 YEAR    10 YEAR         1 YEAR    5 YEAR     10 YEAR
Class A                                  5.92%     6.00%     8.24%          10.91%     6.98%      8.74%
Class B                                  5.10%     6.37%     8.59%          10.10%     6.68%      8.59%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO CALIFORNIA TAX-FREE INCOME FUND CLASS A: $22,076
SAFECO CALIFORNIA TAX-FREE INCOME FUND CLASS B: $22,797
LEHMAN BROTHERS LONG MUNI BOND INDEX: $24,643

                          SAFECO               SAFECO
                    CALIFORNIA TAX-FREE   CALIFORNIA TAX-FREE     LEHMAN BROTHERS
INVESTMENT VALUE       INCOME FUND           INCOME FUND             LONG MUNI
WITH SALES CHARGE        CLASS A               CLASS B               BOND INDEX
06/30/88                  $9,550                $10,000                $10,000
07/31/88                  $9,576                $10,027                $10,067
08/31/88                  $9,619                $10,072                $10,107
09/30/88                  $9,845                $10,309                $10,336
10/31/88                 $10,137                $10,615                $10,571
11/30/88                  $9,984                $10,455                $10,457
12/31/88                 $10,196                $10,676                $10,639
01/31/89                 $10,440                $10,932                $10,890
02/28/89                 $10,290                $10,774                $10,737
03/31/89                 $10,284                $10,769                $10,746
04/30/89                 $10,523                $11,019                $11,061
05/31/89                 $10,737                $11,243                $11,318
06/30/89                 $10,852                $11,364                $11,490
07/31/89                 $10,977                $11,494                $11,642
08/31/89                 $10,843                $11,354                $11,465
09/30/89                 $10,840                $11,351                $11,430
10/31/89                 $10,945                $11,461                $11,581
11/30/89                 $11,140                $11,665                $11,827
12/31/89                 $11,206                $11,734                $11,914
01/31/90                 $11,082                $11,604                $11,794
02/28/90                 $11,217                $11,745                $11,927
03/31/90                 $11,196                $11,724                $11,939
04/30/90                 $11,026                $11,546                $11,793
05/31/90                 $11,364                $11,899                $12,126
06/30/90                 $11,473                $12,013                $12,245
07/31/90                 $11,691                $12,242                $12,461
08/31/90                 $11,400                $11,937                $12,165
09/30/90                 $11,383                $11,920                $12,146
10/31/90                 $11,671                $12,221                $12,403
11/30/90                 $11,944                $12,506                $12,717
12/31/90                 $11,987                $12,552                $12,773
01/31/91                 $12,169                $12,743                $12,945
02/28/91                 $12,206                $12,782                $13,036
03/31/91                 $12,179                $12,753                $13,067
04/30/91                 $12,368                $12,951                $13,269
05/31/91                 $12,489                $13,077                $13,426
06/30/91                 $12,428                $13,014                $13,400
07/31/91                 $12,619                $13,214                $13,607
08/31/91                 $12,793                $13,396                $13,803
09/30/91                 $13,026                $13,639                $14,003
10/31/91                 $13,166                $13,786                $14,149
11/30/91                 $13,092                $13,709                $14,167
12/31/91                 $13,492                $14,127                $14,504
01/31/92                 $13,445                $14,079                $14,496
02/28/92                 $13,448                $14,082                $14,518
03/31/92                 $13,450                $14,083                $14,555
04/30/92                 $13,548                $14,187                $14,694
05/31/92                 $13,753                $14,401                $14,909
06/30/92                 $14,023                $14,684                $15,197
07/31/92                 $14,497                $15,180                $15,754
08/31/92                 $14,219                $14,889                $15,543
09/30/92                 $14,321                $14,996                $15,612
10/31/92                 $13,923                $14,579                $15,351
11/30/92                 $14,380                $15,058                $15,783
12/31/92                 $14,570                $15,257                $15,988
01/31/93                 $14,722                $15,416                $16,139
02/28/93                 $15,390                $16,115                $16,889
03/31/93                 $15,182                $15,897                $16,686
04/30/93                 $15,405                $16,130                $16,914
05/31/93                 $15,468                $16,197                $17,054
06/30/93                 $15,757                $16,499                $17,375
07/31/93                 $15,737                $16,478                $17,392
08/31/93                 $16,179                $16,941                $17,838
09/30/93                 $16,375                $17,147                $18,086
10/31/93                 $16,376                $17,147                $18,120
11/30/93                 $16,121                $16,881                $17,901
12/31/93                 $16,498                $17,275                $18,362
01/31/94                 $16,744                $17,533                $18,579
02/28/94                 $16,304                $17,072                $17,964
03/31/94                 $15,481                $16,211                $16,892
04/30/94                 $15,426                $16,152                $17,022
05/31/94                 $15,569                $16,303                $17,221
06/30/94                 $15,420                $16,147                $17,014
07/31/94                 $15,778                $16,521                $17,452
08/31/94                 $15,773                $16,516                $17,488
09/30/94                 $15,372                $16,097                $17,082
10/31/94                 $15,001                $15,707                $16,558
11/30/94                 $14,723                $15,417                $16,121
12/31/94                 $14,980                $15,686                $16,693
01/31/95                 $15,668                $16,406                $17,427
02/28/95                 $16,434                $17,208                $18,137
03/31/95                 $16,567                $17,347                $18,355
04/30/95                 $16,493                $17,270                $18,346
05/31/95                 $17,423                $18,244                $19,128
06/30/95                 $16,890                $17,686                $18,775
07/31/95                 $16,966                $17,766                $18,871
08/31/95                 $17,233                $18,045                $19,137
09/30/95                 $17,366                $18,184                $19,287
10/31/95                 $17,828                $18,668                $19,754
11/30/95                 $18,483                $19,354                $20,264
12/31/95                 $18,896                $19,787                $20,580
01/31/96                 $18,828                $19,715                $20,668
02/28/96                 $18,589                $19,464                $20,416
03/31/96                 $18,037                $18,886                $20,042
04/30/96                 $17,876                $18,718                $19,962
05/31/96                 $17,893                $18,736                $19,972
06/30/96                 $18,243                $19,103                $20,280
07/31/96                 $18,452                $19,321                $20,480
08/31/96                 $18,406                $19,274                $20,454
09/30/96                 $18,847                $19,735                $20,908
10/31/96                 $19,079                $19,966                $21,163
11/30/96                 $19,594                $20,475                $21,618
12/31/96                 $19,380                $20,239                $21,488
01/31/97                 $19,172                $20,010                $21,445
02/28/97                 $19,393                $20,229                $21,677
03/31/97                 $18,959                $19,764                $21,302
04/30/97                 $19,246                $20,052                $21,553
05/31/97                 $19,612                $20,421                $21,971
06/30/97                 $19,904                $20,706                $22,253
07/31/97                 $20,941                $21,755                $23,063
08/31/97                 $20,476                $21,276                $22,756
09/30/97                 $20,755                $21,553                $23,084
10/31/97                 $20,929                $21,721                $23,282
11/30/97                 $21,132                $21,919                $23,489
12/31/97                 $21,568                $22,356                $23,919
01/31/98                 $21,795                $22,577                $24,175
02/28/98                 $21,748                $22,514                $24,163
03/31/98                 $21,723                $22,474                $24,197
04/30/98                 $21,464                $22,192                $24,066
05/31/98                 $21,999                $22,731                $24,538
06/30/98                 $22,076                $22,797                $24,643

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P CREDIT RATING DISTRIBUTION
 AS A PERCENT OF NET ASSETS

   AAA:              58%
   AA:                3%
   A:                15%
   BBB:              13%
   Not Rated:         3%
   Cash & Other:      8%

in prices in May to do two swaps in order to partially offset gains taken earlier this year.

Stephen C. Bauer
-------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

                                   HIGHLIGHTS
       ------------------------------------------------------------------

                                                               PERCENT OF
TOP FIVE TYPE OF BONDS                                         NET ASSETS
-------------------------------------------------------------------------
Local General Obligation - Limited Tax .............................. 17%
Lease Rental ......................................................... 12
Hospital ............................................................. 10
Toll Road ............................................................. 8
Utilities - Water ..................................................... 7

 CURRENT YIELD (30-DAY) CLASS A ......................................... 3.94%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.40%
 WEIGHTED AVERAGE MATURITY ......................................... 24.1 YEARS

                                                               PERCENT OF
TOP FIVE HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
San Francisco Bay Area Rapid Transit
  District Revenue ................................................. 4.5%
Los Angeles Wastewater System
  Revenue ........................................................... 4.5
Airports Commission City and County
  of San Fancisco International
  Airport Revenue ................................................... 4.4
San Joaquin Hills Transportation
  Corridor Agency Senior Lien Toll
  Road Revenue ...................................................... 4.4
Redding Joint Powers Financing
  Authority Solid Waste and Corporation
  Yard Revenue ...................................................... 4.3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS* - 97.8%

ALABAMA - 1.7%
       $ 2,000   Alabama Special Care, Facilities Financing Authority of
                 Birmingham (Daughters of Charity, Providence Hospital and
                 St. Vincent's Hospital)
                 5.00%, due 11/01/25 ................................ $ 1,914
         1,310   Board of Trustees Alabama Agriculture and Mechanical
                 University Revenue
                 5.50%, due 11/01/20 [MBIA] ........................... 1,429
         1,000   Citronelle Industrial Development Board Pollution Control
                 Revenue
                 8.00%, due 12/01/12 .................................. 1,080
         4,250   Jefferson County Sewer Revenue
                 5.70%, due 2/01/20 [FGIC] ............................ 4,492

ALASKA - 3.3%
           495   Alaska Housing Finance Corp. Collateralized (Veterans
                 Mortgage Program)
                 6.50%, due 6/01/31 ..................................... 509
        17,000   Alaska Housing Finance Corp. (General Housing Purpose)
                 5.00%, due 12/01/18 ................................. 16,596

ARIZONA - 1.8%
         9,800   Phoenix Civic Improvement Corp. Wastewater System Lease
                 Revenue
                 4.75%, due 7/01/23 ................................... 9,252

CALIFORNIA - 21.9%
         3,600   Airports Commission City and County of San Francisco
                 International Airport Revenue
                 6.00%, due 5/01/25 [FGIC] ............................ 3,903
         1,500   Foothill/Eastern Transportation Corridor Agency Toll Road
                 Revenue
                 5.00%, due 1/01/35 ................................... 1,428

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
       $ 2,500   Los Angeles County Certificates of Participation (Disney
                 Parking Project)
                 5.50%, due 9/01/21 ................................. $ 2,510
        13,000   Los Angeles Department of Water and Power Electric Plant
                 Revenue
                 5.25%, due 11/15/26 ................................. 13,031
         5,000   Los Angeles Wastewater System Revenue
                 4.70%, due 11/01/19 [FGIC] ........................... 4,710
         2,200   Metropolitan Water District of Southern California
                 Waterworks Revenue
                 5.75%, due 3/01/14 ................................... 2,236
         5,250   Northern California Power Agency Geothermal Project Revenue
                 5.00%, due 7/01/09 ................................... 5,251
                 Pittsburg Redevelopment Agency Los Medanos Community
                 Development Project Tax Allocation
        11,995   5.80%, due 8/01/34 [FSA] ............................ 13,103
         6,400   4.625%, due 8/01/21 [AMBAC] .......................... 5,933
         2,000   Redding Joint Powers Financing Authority Solid Waste and
                 Corporation Yard Revenue
                 5.00%, due 1/01/23 ................................... 1,910
         8,750   Sacramento County Sanitation District Finance Authority
                 Revenue
                 4.75%, due 12/01/23 .................................. 8,233
        10,000   San Francisco Bay Area Rapid Transit District Revenue
                 5.00%, due 7/01/28 [AMBAC] ........................... 9,742
         1,700   San Francisco City and County Redevelopment Financing
                 Authority Tax Allocation Revenue
                 4.75%, due 8/01/18 [FGIC] ............................ 1,611

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
       $ 8,010   San Joaquin County Public Facilities Financing Corp.
                 Certificates of Participation Capital Facilities Project
                 4.75%, due 11/15/19 [MBIA] ......................... $ 7,587
        25,000   San Joaquin Hills Transportation Corridor Agency Senior Lien
                 Toll Road Revenue
                 5.00%, due 1/01/33 .................................. 23,818
                 Southern California Public Power Authority Power Project
                 Revenue (Multiple Projects)
         4,085   / /5.50%, due 7/01/20
                 (Prerefunded 7/01/00@100) ............................ 4,217
         3,165   5.50%, due 7/01/20 ................................... 3,183

COLORADO - 0.3%
         1,000   Colorado Housing Finance Authority Multi-Family Mortgage
                 Revenue
                 8.30%, due 10/01/23 .................................. 1,100
           220   Colorado Housing Finance Authority Single Family Residential
                 Housing Revenue
                 8.75%, due 9/01/17 ..................................... 225

DISTRICT OF COLUMBIA - 1.9%
        10,000   District of Columbia General Obligation
                 5.25%, due 6/01/27 [MBIA] ............................ 9,955

FLORIDA - 0.6%
         2,750   Mid-Bay Bridge Authority Revenue
                 6.05%, due 10/01/22 .................................. 2,947

GEORGIA - 2.4%
         6,750   Atlanta Water and Sewage Revenue
                 4.50%, due 1/01/18 ................................... 6,261
         5,000   Municipal Electric Authority Project One Special Obligation
                 Fourth Crossover Series
                 6.50%, due 1/01/20 ................................... 5,864
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

ILLINOIS - 7.1%
                 Illinois Dedicated Tax Revenue (Civic Center)
       $ 3,975   7.00%, due 12/15/10 [AMBAC] $ 4,315
         1,525   / /7.00%, due 12/15/10 [AMBAC]
                 (Prerefunded 12/15/00
                 @102) ................................................ 1,662
        17,500   Illinois Educational Facilities Authority Adjustable Demand
                 Revenue (University of Chicago)
                 5.70%, due 12/01/25 ................................. 19,048
         5,000   Metropolitan Pier and Exposition Authority McCormick Place
                 Convention Complex Hospitality Facilities Revenue
                 7.00%, due 7/01/26 ................................... 6,307
         4,770   University of Illinois Auxiliary Facilities System Revenue
                 5.75%, due 4/01/22 ................................... 4,948

INDIANA - 5.2%
           200   Beech Grove Economic Development Revenue (Westvaco Corp.)
                 8.75%, due 7/01/10 ..................................... 204
        11,000   / /East Chicago Elementary School Building Corp. First
                 Mortgage
                 7.00%, due 1/15/16
                 (Prerefunded 1/15/03
                 @102) ............................................... 12,438
         7,715   Hammond Multi-School Building Corp. First Mortgage Revenue
                 6.20%, due 7/10/15 ................................... 8,242
         6,450   Indianapolis Gas Utility System Revenue
                 4.00%, due 6/01/11 [FGIC] ............................ 6,052

KENTUCKY - 2.3%
        12,000   Louisville and Jefferson Counties Metropolitan Sewer
                 District Sewer and Drain System Revenue
                 5.00%, due 5/15/30 [FGIC] ........................... 11,646

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MARYLAND - 1.9%
        $5,125   Baltimore Project and Revenue (Water Projects)
                 5.00%, due 7/01/24 [FGIC] ........................... $5,140
         5,000   Maryland Health and Higher Educational Facilities Authority
                 Revenue (University of Maryland Medical System)
                 4.75%, due 7/01/23 [FGIC] ............................ 4,694

MASSACHUSETTS - 4.0%
         8,295   Massachusetts Bay Transportation Authority General
                 Transportation System
                 5.00%, due 3/01/27 [FGIC] ............................ 8,061
         5,140   Massachusetts Housing Finance Agency (Rental Housing and
                 Mortgage Revenue)
                 6.20%, due 7/01/38 [AMBAC] ........................... 5,466
                 Massachusetts Water Resources Authority General Revenue
         4,500   6.00%, due 4/01/20 ................................... 4,664
         2,500   4.75%, due 12/01/23 .................................. 2,326

MICHIGAN - 1.4%
         5,250   Detroit Water Supply System Revenue
                 4.75%, due 7/01/19 [FGIC] ............................ 4,982
         2,000   University of Michigan Hospital Revenue
                 6.375%, due 12/01/24 ................................. 2,110

MISSOURI - 2.0%
         5,000   Missouri Health and Education Facilities Authority
                 Educational Facilities Revenue
                 5.00%, due 11/15/37 .................................. 4,857
         5,000   University of Missouri System Facilities Revenue
                 5.80%, due 11/01/27 .................................. 5,328
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

NEW JERSEY - 0.3%
       $ 1,275   / /New Jersey Turnpike Authority Revenue
                 10.375%, due 1/01/03
                 (Escrowed to Maturity) ............................. $ 1,472

NEW MEXICO - 0.5%
         2,500   Farmington Collateralized Pollution Control Revenue (Tucson
                 Gas and Electric Co.)
                 6.10%, due 1/01/08 ................................... 2,502

NEW YORK - 6.6%
         4,025   Long Island Power Authority Electric System General Revenue
                 5.25%, due 12/01/26 .................................. 3,984
                 New York City Municipal Water Finance Authority Water and
                 Sewer System Revenue
         2,205   6.00%, due 6/15/19 ................................... 2,254
         2,100   5.00%, due 6/15/17 [FGIC] ............................ 2,072
                 New York Dormitory Authority State University Educational
                 Facilities Revenue
         4,400   7.50%, due 5/15/11 ................................... 5,364
         5,250   7.50%, due 5/15/13 ................................... 6,679
         5,500   5.25%, due 5/15/15 ................................... 5,668
         1,500   5.00%, due 7/01/15 ................................... 1,497
         6,500   Urban Development Corp. Correctional Facilities Revenue
                 5.375%, due 1/01/25 .................................. 6,531

NORTH CAROLINA - 2.3%
        11,000   North Carolina Eastern Municipal Power Agency Power System
                 Revenue
                 6.00%, due 1/01/22 .................................. 11,766

OKLAHOMA - 1.2%
         5,590   McGee Creek Authority Water Revenue
                 6.00%, due 1/01/23 [MBIA] ............................ 6,349

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
PENNSYLVANIA - 0.9%
       $ 5,000   Centre County University Area Joint Authority Sewer Revenue
                 4.75%, due 11/01/20
                 [MBIA] ............................................. $ 4,730

SOUTH CAROLINA - 1.3%
         1,040   Charleston County Pollution Control Facilities Revenue
                 5.90%, due 8/01/03 ................................... 1,041
         5,500   Pickens and Richland Counties Hospital Facilities Revenue
                 5.75%, due 8/01/21 [AMBAC] ........................... 5,626

TEXAS - 9.4%
        10,000   Austin Combined Utility System Revenue
                 12.50%, due 11/15/07 [MBIA] ......................... 15,884
                 Austin Water, Sewer and Electric Revenue
         3,825   14.00%, due 11/15/01 ................................. 4,453
            65   / /14.00%, due 11/15/01
                 (Prerefunded 5/15/99 @100) .............................. 67
            60   / /14.00%, due 11/15/01
                 (Prerefunded various dates/prices) ...................... 67
         1,600   / /Coastal Industrial Water Authority Water Revenue
                 5.50%, due 12/15/09
                 (Escrowed to Maturity)  .............................. 1,628
         2,000   Houston Water and Sewer System Junior Lien Revenue
                 5.375%, due 12/01/27 [FGIC] .......................... 2,042
        15,000   Matagorda County Navigation District #1
                 5.15%, due 11/01/29 [MBIA] .......................... 14,769
         2,260   Texas Municipal Power Agency Revenue
                 5.50%, due 9/01/13 [FGIC] ............................ 2,261
         7,500   Waco Texas Health Facilities Development Corp. Hospital
                 Revenue
                 5.00%, due 11/01/25 .................................. 7,303
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

UTAH - 0.4%
        $1,900   Intermountain Power Agency Power Supply Revenue
                 6.00%, due 7/01/23 .................................. $1,917

VIRGINIA - 0.2%
         1,055   / /Richmond Metropolitan Expressway Authority Revenue
                 5.60%, due 1/15/13
                 (Escrowed to Maturity) ............................... 1,100

WASHINGTON - 13.1%
         7,000   CDP-King County III Lease Revenue (King Street
                 Center Project)
                 5.25%, due 6/01/26
                 [MBIA] ............................................... 6,979
                 Douglas County Public Utility District #1 Wells
                 Hydroelectric Revenue
         5,055   8.75%, due 9/01/18 ................................... 6,662
         2,200   8.75%, due 9/01/18 ................................... 2,951
         2,500   Everett School District #2 Snohomish County Unlimited Tax
                 General Obligation
                 6.20%, due 12/01/12 [MBIA] ........................... 2,786
         2,200   King County Housing Authority Pooled Housing Revenue
                 6.80%, due 3/01/26 ................................... 2,345
         1,650   King County Limited Tax General Obligation (Various Purpose)
                 4.75%, due 1/01/19 ................................... 1,561
         2,255   King County Public Hospital District #1 Hospital Facilities
                 Revenue (Valley Medical Center)
                 5.50%, due 9/01/17 [AMBAC] ........................... 2,282
         4,800   Lewis County Public Utility District #1 Cowlitz Falls
                 Hydroelectric Project Revenue
                 6.00%, due 10/01/24 .................................. 5,014
         4,000   Port of Seattle Revenue
                 6.00%, due 12/01/14 [AMBAC] .......................... 4,189

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
WASHINGTON (CONTINUED)
       $ 2,944   Seattle Housing Authority Low Income Housing Revenue (Mt
                 Zion Project)
                 6.60%, due 8/20/38 .................................. $3,238
         3,000   Washington Health Care Facilities Authority Revenue (Fred
                 Hutchinson Cancer Research Center)
                 7.375%, due 1/01/18 .................................. 3,270
        10,000   Washington Health Care Facilities Authority Revenue (Swedish
                 Hospital Medical Center)
                 5.25%, due 11/15/26 [AMBAC] .......................... 9,956
         8,500   Washington Public Power Supply System Nuclear Project #1
                 Revenue
                 6.00%, due 7/01/17 ................................... 8,832
         4,000   Washington Public Power Supply System Nuclear Project #2
                 Revenue
                 6.30%, due 7/01/12 ................................... 4,536
         2,610   Washington Public Power Supply System Nuclear Project #3
                 Revenue
                 5.50%, due 7/01/18 ................................... 2,621

WISCONSIN - 0.2%
         1,000   Wisconsin Health and Educational Facilities Authority
                 Revenue
                 6.00%, due 10/01/12 [MBIA] ........................... 1,024

WYOMING - 3.6%
       $18,375   Wyoming Community Development Authority Housing Revenue
                 5.60%, due 6/01/29 ................................ $ 18,637
                                                                       ------
TOTAL BONDS ......................................................... 502,429
                                                                       ------
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
TEMPORARY INVESTMENTS - 0.7%
INVESTMENT COMPANIES:
         3,471   Federated Tax-Exempt
                 Money Market Fund, Inc.  ............................. 3,471
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 3,471
                                                                       ------
TOTAL INVESTMENTS - 98.5% ........................................... 505,900
Other Assets, less Liabilities ........................................ 7,815
                                                                       ------
NET ASSETS ......................................................... $513,715
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:
/ /Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

Municipal Bond Investors Assurance
Corp. [MBIA].......................      14.1%
Financial Guaranty Insurance Corp.
[FGIC].............................       12.2
AMBAC Indemnity Corp. [AMBAC]......        9.7
Financial Security Assurance, Inc.
[FSA]..............................        2.6
                                          ----
                                         38.6%
                                          ----
                                          ----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS* - 92.4%
        $5,000   Airports Commission City and County of San Francisco
                 International Airport Revenue
                 4.90%, due 5/01/19
                 [MBIA] .............................................. $4,823
         4,750   Arcade Water District Water Revenue
                 5.00%, due 11/01/27 [FGIC] ........................... 4,621
                 California Health Facilities Financing Authority Insured
                 Health Facility Revenue (Catholic Health Care West)
         2,250   4.75%, due 7/01/19 [MBIA] ............................ 2,122
         2,500   5.125%, due 7/01/24 .................................. 2,453
         3,715   California Statewide Communities Development Authority
                 Certificates of Participation (Childrens Hospital of Los
                 Angeles)
                 4.75%, due 6/01/21 [MBIA] ............................ 3,488
            20   Concord Redevelopment Agency Tax Allocation Central Concord
                 Redevelopment Project
                 8.00%, due 7/01/18 ...................................... 21
         3,750   Culver City Redevelopment Financing Authority Tax Allocation
                 Revenue
                 4.60%, due 11/01/20 [AMBAC] .......................... 3,469
         4,195   Foothill/Eastern Transportation Corridor Agency Toll Road
                 Revenue
                 5.00%, due 1/01/35 ................................... 3,993
           670   Inglewood Insured Hospital Revenue (Daniel Freeman Hospital)
                 6.75%, due 5/01/13 ..................................... 731
         1,200   / /Los Angeles Convention and Exhibition Center Authority
                 Certificates of Participation
                 9.00%, due 12/01/20
                 (Prerefunded 12/01/05
                 @100) ................................................ 1,560

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
        $3,800   Los Angeles Department of Water and Power
                 Waterworks Revenue
                 4.75%, due 11/15/19
                 [FGIC] .............................................. $3,604
         5,000   Los Angeles Wastewater System Revenue
                 5.00%, due 6/01/28 [FGIC] ............................ 4,871
         3,585   Metropolitan Water District of Southern California
                 Waterworks Revenue
                 5.00%, due 07/01/37 .................................. 3,472
         2,500   Northern California Power Agency Geothermal Project Revenue
                 5.00%, due 07/01/09 .................................. 2,500
                 Palm Desert Financing Authority Tax Allocation Revenue
         2,595   5.625%, due 4/01/23 [MBIA] ........................... 2,720
         4,260   5.10%, due 10/01/27 [MBIA] ........................... 4,183
         2,350   Palomar Pomerado Health System California Insured Revenue
                 4.75%, due 11/01/23 [MBIA] ........................... 2,199
         4,435   Pittsburg Redevelopment Agency Los Medanos Community
                 Development Project Tax Allocation
                 4.625%, due 8/01/21 [AMBAC] .......................... 4,111
                 Pleasanton Joint Powers Financing Authority Reassessment
                 Revenue
         1,610   6.20%, due 9/02/17 ................................... 1,696
         1,785   6.15%, due 9/02/12 ................................... 1,917
         4,900   Redding Joint Powers Financing Authority Solid Waste and
                 Corporation Yard Revenue
                 5.00%, due 1/01/23 ................................... 4,680
         2,000   Riverside County Certificates of Participation (Capital
                 Projects)
                 6.125%, due 11/01/21 ................................. 2,167

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
        $2,500   San Bernardino County Cerificates of Participation (Medical
                 Center Financing Project)
                 5.50%, due 8/01/24 .................................. $2,537
         4,000   San Diego County Certificates of Participation Central Jail
                 5.00%, due 10/01/25 [AMBAC] .......................... 3,895
         5,000   San Francisco Bay Area Rapid Transit District Revenue
                 5.00%, due 7/01/28 [AMBAC] ........................... 4,871
         4,000   San Gabriel Valley School Finance Authority Revenue (Pamona
                 Unified School District)
                 5.50%, due 2/01/24 ................................... 4,068
         5,000   San Joaquin Hills Transportation Corridor Agency Senior Lien
                 Toll Road Revenue
                 5.00%, due 1/01/33 ................................... 4,764
         4,000   San Jose Redevelopment Agency (Merged Area Redevelopment
                 Project Tax Allocation)
                 4.75%, due 8/01/22 ................................... 3,733
         3,000   Santa Rosa Wastewater Revenue (Subregional Wastewater
                 Project)
                 5.00%, due 9/01/22 [FGIC] ............................ 2,926
                 Southern California Public Power Authority Power Project
                 Revenue (Multiple Projects)
         2,665   / /5.50%, due 7/01/20
                 (Prerefunded 7/01/00
                 @100) ................................................ 2,751
         1,335   5.50%, due 7/01/20 ................................... 1,343
           900   Stanislaus Waste to Energy Financing Agency Solid Waste
                 Facility Revenue
                 7.625%, due 1/01/10 .................................... 953
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
                 State of California General Obligation Bonds
        $2,500   5.625%, due 09/01/24 ............................... $ 2,615
         1,075   5.625%, due 10/01/23
                 [FGIC] ............................................... 1,124
                                                                       ------
TOTAL BONDS ......................................................... 100,981
                                                                       ------

TEMPORARY INVESTMENTS - 6.0%

INVESTMENT COMPANIES:
         1,115   Provident Bankshares Corp.  .......................... 1,115
         5,461   SEI Tax-Exempt Trust Institutional Tax-Free
                 Portfolio ............................................ 5,461
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 6,576
                                                                       ------
TOTAL INVESTMENTS - 98.4% ........................................... 107,557
Other Assets, less Liabilities ........................................ 1,792
                                                                       ------
NET ASSETS ......................................................... $109,349
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolios they guarantee at the period end are as follows:
/ /Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

Municipal Bond Investors Assurance
Corp. [MBIA].......................      18.2%
AMBAC Indemnity Corp. [AMBAC]......       15.2
Financial Guaranty Insurance Co.
[FGIC].............................       15.9
                                          ----
                                         49.3%
                                          ----
                                          ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO WASHINGTON STATE
                              MUNICIPAL BOND FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Washington State Municipal Bond Fund returned 8.65% for Class A shares and 7.82% for Class B shares, not including the effects of sales charges, for the year ending June 30, 1998 compared to 8.91%, the Lipper Analytical Services, Inc. average for Washington funds. For the six months, the Fund returned 2.56% for Class A shares and 2.11% for Class B shares, not including the effects of sales charges, versus the competition's 2.65%.
                          [PHOTO OF BEVERLY R. DENNY]

   The Fund came in below the Lehman Brothers Long Municipal Index return of 10.77%, which is a national index and not as valid a performance yardstick as other Washington funds which participate in a limited market that is currently high-priced with few attractive selections. This is

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN                          WITH SALES CHARGE                          WITHOUT SALES CHARGE
FOR THE PERIODS ENDED JUNE 30, 1998         1 YEAR   5 YEAR    SINCE INCEPTION*      1 YEAR    5 YEAR    SINCE INCEPTION*
Class A                                      3.76%    4.58%         5.04%             8.65%     5.54%          5.97%
Class B                                      2.82%    4.95%         5.56%             7.82%     5.28%          5.71%

INVESTMENT VALUE WITH SALES CHARGE

SAFECO WASHINGTON STATE MUNI BOND FUND CLASS A: $12,946
SAFECO WASHINGTON STATE MUNI BOND FUND CLASS B: $13,285
LEHMAN BROTHERS LONG MUNI BOND INDEX: $14,769

                            SAFECO              SAFECO
INVESTMENT             WASHINGTON STATE    WASHINGTON STATE     LEHMAN BROTHERS
VALUE                   MUNI BOND FUND      MUNI BOND FUND        LONG MUNI
WITH SALES CHARGE          CLASS A             CLASS B            BOND INDEX
03/31/93                    $9,550            $10,000              $10,000
04/30/93                    $9,612            $10,065              $10,137
05/31/93                    $9,652            $10,107              $10,221
06/30/93                    $9,885            $10,351              $10,413
07/31/93                    $9,854            $10,319              $10,423
08/31/93                   $10,123            $10,600              $10,690
09/30/93                   $10,240            $10,723              $10,839
10/31/93                   $10,259            $10,742              $10,859
11/30/93                   $10,098            $10,573              $10,728
12/31/93                   $10,303            $10,788              $11,005
01/31/94                   $10,463            $10,956              $11,135
02/28/94                   $10,104            $10,581              $10,766
03/31/94                    $9,539             $9,988              $10,123
04/30/94                    $9,584            $10,035              $10,201
05/31/94                    $9,719            $10,177              $10,321
06/30/94                    $9,553            $10,003              $10,197
07/31/94                    $9,794            $10,255              $10,459
08/31/94                    $9,759            $10,219              $10,481
09/30/94                    $9,522             $9,971              $10,238
10/31/94                    $9,268             $9,705               $9,923
11/30/94                    $9,051             $9,478               $9,661
12/31/94                    $9,412             $9,855              $10,004
01/31/95                    $9,796            $10,258              $10,444
02/28/95                   $10,166            $10,645              $10,870
03/31/95                   $10,219            $10,701              $11,000
04/30/95                   $10,189            $10,669              $10,995
05/31/95                   $10,601            $11,100              $11,463
06/30/95                   $10,408            $10,899              $11,252
07/31/95                   $10,472            $10,965              $11,310
08/31/95                   $10,607            $11,107              $11,469
09/30/95                   $10,682            $11,185              $11,559
10/31/95                   $10,914            $11,428              $11,839
11/30/95                   $11,166            $11,692              $12,144
12/31/95                   $11,284            $11,816              $12,333
01/31/96                   $11,330            $11,864              $12,386
02/28/96                   $11,225            $11,754              $12,235
03/31/96                   $11,009            $11,528              $12,011
04/30/96                   $10,949            $11,465              $11,963
05/31/96                   $10,971            $11,488              $11,969
06/30/96                   $11,098            $11,621              $12,154
07/31/96                   $11,210            $11,739              $12,274
08/31/96                   $11,178            $11,705              $12,258
09/30/96                   $11,397            $11,934              $12,530
10/31/96                   $11,494            $12,028              $12,683
11/30/96                   $11,700            $12,247              $12,956
12/31/96                   $11,619            $12,166              $12,878
01/31/97                   $11,551            $12,087              $12,852
02/28/97                   $11,661            $12,183              $12,991
03/31/97                   $11,459            $11,976              $12,766
04/30/97                   $11,603            $12,118              $12,917
05/31/97                   $11,791            $12,293              $13,168
06/30/97                   $11,915            $12,414              $13,336
07/31/97                   $12,320            $12,827              $13,822
08/31/97                   $12,157            $12,661              $13,638
09/30/97                   $12,305            $12,795              $13,834
10/31/97                   $12,372            $12,867              $13,953
11/30/97                   $12,448            $12,938              $14,077
12/31/97                   $12,622            $13,109              $14,335
01/31/98                   $12,734            $13,216              $14,488
02/28/98                   $12,749            $13,211              $14,481
03/31/98                   $12,764            $13,219              $14,501
04/30/98                   $12,679            $13,123              $14,423
05/31/98                   $12,893            $13,339              $14,706
06/30/98                   $12,946            $13,285              $14,769

*The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             REPORT FROM THE WASHINGTON MUNICIPAL BOND FUND MANAGER

due to a scarcity of long local bonds, high demand and the type of deals coming to market. Further skewing the comparison is the fact that a bond index has no expenses, no cash and no call features.
   The Fund had a large inflow of cash (about 5 percent of net assets) at the end of the first quarter. I bought Spokane General Obligation (GOs) bonds on March 23. Unfortunately, Murphy's Law applied, and the money left in early April necessitating the sale of the Whatcom GOs. In May, the Fund received another large inflow. I bought Seattle Water System Revenue bonds and a new issue of Seattle Wastewater bonds came to market. Neither one was cheap, but preferable to money market rates. Both Seattle bonds have good structure with 5% coupons and 2027 maturities that extend the Fund's duration.
   As of June 15, the Fund may invest in bonds subject to the Alternative Minimum Tax (AMT). As always, I will continue to look for long, discount bonds that represent value in the market. With a longer duration, the Fund should outperform its peer Washington Funds during market rallies when interest rates drop.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P CREDIT RATING DISTRIBUTION
 AS A PERCENT OF NET ASSETS

   AAA:               46%
   AA:                26%
   A:                 17%
   Not Rated:         11%

Beverly R. Denny
-------------------------------

Beverly R. Denny came to SAFECO from T. Rowe Price in 1991. She holds an MBA from the University of Virginia and a B.S. in finance/ economics from Babson College. She is a Chartered Financial Analyst.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                                PERCENT OF
TOP FIVE TYPE OF BONDS                                          NET ASSETS
----------------------------------------------------------------------------
Housing ................................................................ 18%
Local General Obligaton - Limited Tax ................................... 18
Hospital ................................................................ 14
University Revenue ...................................................... 11
Electric Utility - Hydroelectric ......................................... 9

 CURRENT YIELD (30-DAY) CLASS A ......................................... 3.43%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 2.93%
 WEIGHTED AVERAGE MATURITY ......................................... 23.9 YEARS

                                                                PERCENT OF
TOP FIVE HOLDINGS                                               NET ASSETS
----------------------------------------------------------------------------
Renton Limited Tax General Obligation ................................. 4.5%
Housing Authority of Vancouver Clark
  County Pooled Housing Revenue ........................................ 4.3
Grant County Public Utility District #2 Wanapum Hydroelectric
  Revenue .............................................................. 4.1
Washington Higher Education Facilities Authority Revenue and Refunding
  Revenue (Gonzaga Univerisity Project) ................................ 4.1
Washington State Housing Finance Commission Housing and Nonprofit
  Revenue (Seattle University Auxiliary Service Project) ............... 4.0

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS* - 100.3%

ILLINOIS - 2.4%
          $200   Wood Dale Industrial Development Revenue
                 4.75%, due 9/01/25 .................................... $200

WASHINGTON - 97.9%
           300   Bellingham Housing Authority Housing Revenue (Cascade
                 Meadows)
                 5.20%, due 11/1/27 [MBIA] .............................. 296
           315   Grant County Public Utility District #2 Wanapum
                 Hydroelectric Revenue
                 6.375%, due 1/01/23 .................................... 336
           350   Housing Authority of Vancouver Clark County Pooled Housing
                 Revenue
                 5.50%, due 3/1/28 ...................................... 351
           100   Kent Limited Tax General Obligation
                 5.75%, due 12/01/26 [MBIA] ............................. 106
           300   King County Housing Authority Pooled Housing Revenue
                 6.80%, due 3/01/26 ..................................... 320
           250   King County Limited Tax General Obligation (Various
                 Purposes)
                 4.75%, due 1/01/19 ..................................... 237
           200   King County Public Hospital District #1 Hospital Facilities
                 Revenue (Valley Medical Center)
                 5.25%, due 9/01/15 [AMBAC] ............................. 201
           200   Kitsap County School District #401 Unlimited Tax General
                 Obligation (Central Kitsap)
                 5.50%, due 12/01/11 .................................... 209
           100   Kitsap County Sewer Revenue
                 5.75%, due 7/01/16 [MBIA] .............................. 105

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $250   Klickitat County Public Utility District # 1 Electric
                 Revenue
                 5.75%, due 10/01/27 [FGIC] ............................ $263
           100   Lewis County Public Utility District #1 Cowlitz Falls
                 Hydroelectric Project Revenue
                 6.00%, due 10/01/24 .................................... 104
           200   Municipality of Metropolitan Seattle General Obligation
                 5.65%, due 1/01/20 ..................................... 206
           200   Municipality of Metropolitan Seattle Sewer Revenue
                 6.30%, due 1/01/33 [MBIA] .............................. 217
           350   Renton Limited Tax General Obligation
                 5.75%, due 12/01/17 [MBIA] ............................. 371
                 Seattle Drainage and Wastewater Utility Improvement Revenue
           175   5.25%, due 12/01/25 [MBIA] ............................. 175
           200   5.00%, due 11/01/27 .................................... 194
           250   Seattle Housing Authority Low Income Housing Revenue (Mt
                 Zion Project)
                 6.60%, due 8/20/38 ..................................... 275
           300   Seattle Municipal Light and Power Revenue
                 5.00%, due 7/01/20 ..................................... 293
                 Seattle Water System Revenue
           200   5.25%, due 12/01/23 .................................... 201
           300   5.00%, due 10/01/27 [FGIC] ............................. 290
           300   Spokane County General Obligation
                 5.10%, due 12/01/18 .................................... 298
           100   Tacoma Sold Waste Utilities Revenue
                 5.50%, due 12/01/19 [AMBAC] ............................ 104
           200   Tukwila Limited Tax General Obligation
                 5.90%, due 1/01/14 ..................................... 214

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $100   Washington Certificates of Participation Municipal Lease
                 Obligation (State Office Building Project)
                 6.00%, due 4/01/12 .................................... $105
           200   Washington Health Care Facilities Authority Revenue
                 (Franciscan Health System/St. Joseph Hospital and Health
                 Care Center, Tacoma)
                 5.625%, due 1/01/13 [MBIA] ............................. 209
           150   Washington Health Care Facilities Authority Revenue (Grays
                 Harbor Medical Center)
                 5.90%, due 7/01/23 ..................................... 158
           250   Washington Health Care Facilities Authority Revenue
                 (Highline Community Hospital)
                 5.00%, due 8/15/21 ..................................... 238
           200   Washington Health Care Facilities Authority Revenue
                 (Northwest Hospital, Seattle)
                 5.75%, due 11/15/23 [AMBAC] ............................ 208
           100   Washington Health Care Facilities Authority Revenue (Swedish
                 Hospital Medical System)
                 6.30%, due 11/15/22 [AMBAC] ............................ 110
           250   Washington Higher Education Facilities Authority Revenue
                 (Pacific Lutheran University Project)
                 5.70%, due 11/01/26 .................................... 262
           350   Washington Higher Education Facilities Authority Revenue and
                 Refunding Revenue (Gonzaga University Project)
                 4.75%, due 4/01/22 [MBIA] .............................. 331
           250   Washington State Housing Finance Commission Revenue (Horizon
                 House Project)
                 6.125%, due 7/01/27 [MBIA] ............................. 265
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $325   Washington State Housing Finance Commission Housing and
                 Nonprofit Revenue (Seattle University Auxiliary Service
                 Project)
                 5.30%, due 7/01/31 ................................... $ 324
           200   Washington State Various Purpose General Obligation
                 5.25%, due 1/01/19 ..................................... 201
           200   Yakima-Tieton Irrigation District Revenue
                 6.20%, due 6/01/19 [FSA] ............................... 217
                                                                         ----
TOTAL BONDS ........................................................... 8,194
                                                                         ----

TEMPORARY INVESTMENTS - 2.0%

INVESTMENT COMPANIES:
           164   Federated Tax-Exempt Money Market Fund, Inc.  .......... 164
                                                                         ----
TOTAL TEMPORARY INVESTMENTS ............................................. 164
                                                                         ----
TOTAL INVESTMENTS - 102.3% ............................................ 8,358
Liabilities , Less Other Assets ....................................... (190)
                                                                         ----
NET ASSETS ........................................................... $8,168
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolios they guarantee at period end are as follows:

Municipal Bond Investors
Assurance Corp. [MBIA] ............      24.8%
AMBAC Indemnity Corp. [AMBAC]......        7.5
Financial Guaranty Insurance Corp.
[FGIC].............................        6.6
Financial Security Assurance, Inc.
[FSA]..............................        2.6
                                          ----
                                         41.5%
                                          ----
                                          ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO MONEY MARKET FUND
                                 June 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   In the 12-month period ending June 30, 1998, the SAFECO Money Market
Fund's total return was 4.88% for Class A shares and 4.81% for Class B shares, not including the effects of sales charges. This was slightly lower than the average money market fund return of 4.96%, calculated by Lipper Analytical Services, Inc. The Money Market Fund's return was very attractive compared to the Consumer Price Index, which rose 1.68% for the 12 months ending June 30,
1998.                        [PHOTO OF NAOMI URATA]

   For the six months, the Fund returned 2.35% for Class A shares and 2.30% for Class B shares, not including the effects of sales charges, compared to the peer funds' return of 2.42%.
   Interest rates from 1 to 120 days remained inverted over the first half of the year (the one-day rate was more than the 120-day rate), reflecting a belief that the Federal Reserve will not change the Federal Funds rate in the near term. From 120 days out to one year, yields climbed sharply reflecting the possibility that the Fed may take action toward the end of the year.
   It appears that the Fed will hold rates steady for the third quarter, but may increase rates slightly toward the end of the year if growth continues at a high pace. On the one hand, the Asian crisis is expected to slow the Gross Domestic Product growth from 5.4% in the first quarter to about 1.2% due to a deterioration in trade and a reduction in inventories. On the other hand, consumer spending remains very strong, and we see a modest pick up in consumer prices, especially medical care.
   As a result, I have been buying securities with short maturities out to 30 days and long securities in the one-year area. This lowered the average maturity of the Fund from 83 days on December 31, 1997 to 53 days on June 30, 1998. As the one-year pieces mature I plan to buy more, although the yields are lower now than when I first started buying them a year ago.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE MONEY MARKET MANAGER

   I diversify the portfolio so that I have no more than 5% of any one issuer. I look for issuers with a large amount of commercial paper to distribute or with slightly lower ratings as their offerings are often cheaper. I added some new names to the portfolio to take advantage of the attractive overnight rates. Two large issuers of overnight securities I added were BP America, a subsidiary of British Petroleum, and UBS Finance, a financing arm of Union Bank of Switzerland. I hold a number of floating rate securities with attractive yields. If the Fed should start to raise rates, these floaters will help the Fund to respond quickly as their interest rates roll to the higher levels.

Naomi Urata
-------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Master in Management from Yale University and is a Chartered Financial Analyst.

                                   HIGHLIGHTS
-------------------------------

 7-DAY WEIGHTED AVERAGE MATURITY ...................................... 53 DAYS
 TOTAL RETURN (1 YEAR) CLASS-A .......................................... 4.88%
 TOTAL RETURN (1 YEAR) CLASS-B .......................................... 4.81%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
COMMERCIAL PAPER, BANK NOTES, CERTIFICATES OF DEPOSITS AND FLOATING RATE
NOTES* - 88.4%
BANKS (FOREIGN) - 4.5%
        $8,100   Bayerische LandesBank
                 5.81%, due 12/17/98 ................................. $8,098

BANKS (MAJOR REGIONAL) - 13.4%
         8,000   Bankers Trust
                 5.91%, due 8/07/98 ................................... 8,000
                 BancBoston
         5,000   5.90%, due 7/23/98 ................................... 5,000
         3,000   5.84%, due 8/05/98 ................................... 3,000
         8,000   *Fleet National Bank
                 6.01%, due 4/15/99 ................................... 8,024

BANKS (REGIONAL) - 4.0%
         7,100   *American Express Centurion Bank
                 5.58%, due 1/14/99 ................................... 7,100

CHEMICALS - 2.2%
         4,000   Formosa Plastics Corp.
                 5.53%, due 7/08/98 ................................... 3,996

FINANCE (AUTO) - 2.7%
         4,800   General Motors Acceptance Corp.
                 7.50%, due 6/01/99 ................................... 4,874

FINANCE (CONSUMER) - 1.6%
         2,871   Associates Corp. of North America
                 6.10%, due 7/01/98 ................................... 2,871

FINANCE (DIVERSIFIED & BUSINESS) - 12.5%
                 Finova Capital Corp.
         5,469   6.50%, due 7/01/98 ................................... 5,469
         4,000   5.54%, due 7/16/98 ................................... 3,991
         4,000   Heller Financial, Inc.
                 5.63%, due 7/02/98 ................................... 3,999
         9,000   *PHH Corp.
                 5.60%, due 11/03/98 .................................. 8,996

FINANCE (MORTGAGE CO.) - 4.4%
                 Countrywide Funding
         4,000   5.65%, due 7/02/98 ................................... 3,999
         4,000   5.54%, due 7/09/98 ................................... 3,995

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.8%
        $1,450   *+Bowie Assisted Living L.L.C.
                 5.75%, due 7/01/23 .................................. $1,450

INVESTMENTS (BANK/BROKERAGE) - 18.8%
         8,000   #*Goldman Sachs and Company (144A)
                 5.66%, due 7/13/99 (acquired 4/08/98) ................ 8,000
         8,000   *+Shearson Lehman Hutton Holding, Inc.
                 5.78%, due 5/23/01 ................................... 8,000
                 Merrill Lynch & Co., Inc.
         8,200   *5.73%, due 12/21/98 ................................. 8,200
         1,594   5.70%, due 7/02/98 ................................... 1,594
                 Salomon Smith Barney Holdings, Inc.
         4,000   5.59%, due 7/10/98 ................................... 3,994
         4,000   5.54%, due 7/17/98 ................................... 3,990

MUNI'S (MUNICIPALITIES) - 5.5%
         2,970   *+Chicago, Illinois General Obligation Unlimited
                 5.65%, due 1/01/01 ................................... 2,970
         7,000   City of St. Paul Minnesota
                 5.72%, due 8/14/98 ................................... 7,000

MUNI'S (STATES) - 1.2%
         2,085   *+Maryland Health and Higher Education Facilities Authority
                 3.55%, due 1/01/28 ................................... 2,085

MUNI'S (TAXABLE) - 2.8%
         2,000   *+Business Financial Authority of the State of New Hampshire
                 5.70%, due 6/01/28 ................................... 2,000
         1,000   *+Village Green Finance Co. L.L.C.
                 5.61%, due 11/01/22 .................................. 1,000
         2,000   *+Wake Forest University
                 5.61%, due 7/01/17 ................................... 2,000

OIL (DOMESTIC INTEGRATED) - 5.1%
         8,820   +BP America, Inc,
                 10.00%, due 7/01/18 .................................. 9,231

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                              As of June 30, 1998
                                  (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (GENERAL MERCHANDISE) - 4.5%
        $8,000   *+Racetrac Capital, L.L.C.
                 5.61%, due 4/01/18 ................................. $ 8,000

TOBACCO - 4.3%
                 B.A.T. Capital Corp.
         4,000   5.70%, due 7/14/98 ................................... 3,992
         4,000   5.62%, due 7/14/98 ................................... 3,992
                                                                       ------
TOTAL COMMERCIAL PAPER, BANK NOTES, CERTIFICATES OF DEPOSITS AND FLOATING
RATE NOTES* ......................................................... 158,910
                                                                       ------

CORPORATE BONDS - 14.9%

BANKS (FOREIGN) - 4.5%
         8,000   Abbey National Bank
                 5.875%, due 12/22/98 ................................. 7,997

BANKS (MAJOR REGIONAL) - 4.4%
         8,000   *U.S. Bank Corp.
                 5.52%, due 10/21/98 .................................. 7,998

FINANCE (DIVERSIFIED & BUSINESS) - 4.5%
         8,100   *+Morgan Stanley, Dean Witter, Discover and Co.
                 5.79%, due 3/13/01 ................................... 8,100

TOBACCO - 1.5%
         2,671   Philip Morris Cos., Inc.
                 7.375%, due 2/15/99 .................................. 2,696
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 26,791
                                                                       ------
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY SECURITIES - 0.3%
                 Federal National Mortgage Association Discount Notes
          $500   5.30%, due 8/25/98 ................................. $   500
                                                                       ------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES ............................. 500
                                                                       ------
TOTAL INVESTMENTS - 103.6% .......................................... 186,201
Liabilities, less Other Assets ...................................... (6,546)
                                                                       ------
NET ASSETS ......................................................... $179,655
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

+ The Fund has a right to sell the specified security at an exercise price equal to the amortized cost of the security plus interest, if any.

# Security is exempt from registration and restricted as to resale only to dealers, or through a dealer to an accredited investor or a qualified institutional buyer. The market value of such security is $8,000,000 and represents 4.5% of net assets.

* Securities have variable rates which change periodically based on specified market rates or indices. Rates shown are those in effect on June 30, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      This page left blank intentionally.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                              As of June 30, 1998
                                  (Unaudited)

                                              SAFECO        SAFECO        SAFECO
(In Thousands, Except Per-Share               GROWTH        EQUITY        INCOME
Amounts)                                        FUND          FUND          FUND
--------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $ 1,505,823   $ 1,352,851   $   367,578
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   Investments, at Value
     Unaffiliated Issuers                $ 1,211,196   $ 1,836,143   $   481,409
     Affiliated Issuers                      446,408            --            --
                                         -----------   -----------   -----------
       Total Investments at Value          1,657,604     1,836,143       481,409

   Cash                                           --             1            --
   Receivables
     Investment Securities Sold                6,639        26,300            41
     Trust Shares Sold                        22,241         7,033         3,185
     Dividends and Interest                    1,369         2,100         2,003
   Forward Currency Contracts Open, Net           --            --            --
   Deferred Organization Expense                  --            --            --
                                         -----------   -----------   -----------
       Total Assets                        1,687,853     1,871,577       486,638

LIABILITIES
   Payables
     Investment Securities Purchased          32,601        15,043         3,474
     Trust Shares Redeemed                     8,465        12,392           179
     Dividends                                    --         4,526         2,738
     Investment Advisory Fees                    655           740           241
     Organization Expense                         --            --            --
     Other                                       320           503           105
                                         -----------   -----------   -----------
       Total Liabilities                      42,041        33,204         6,737
                                         -----------   -----------   -----------
NET ASSETS                               $ 1,645,812   $ 1,838,373   $   479,901
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   NO-LOAD CLASS:
     Net Assets                          $ 1,611,927   $ 1,786,754   $   476,563
     Trust Shares Outstanding                 61,352        80,441        17,926
                                         -----------   -----------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     26.27   $     22.21   $     26.59
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS A:
     Net Assets                          $    24,172   $    41,590   $     1,673
     Trust Shares Outstanding                    921         1,871            63
                                         -----------   -----------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     26.22   $     22.23   $     26.64
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $     27.47   $     23.28   $     27.90
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS B:
     Net Assets                          $     9,713   $    10,029   $     1,665
     Trust Shares Outstanding                    376           453            62
                                         -----------   -----------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     25.85   $     22.14   $     26.67
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO        SAFECO            SAFECO            SAFECO        SAFECO
                                           NORTHWEST      BALANCED     INTERNATIONAL     SMALL COMPANY    U.S. VALUE
                                                FUND          FUND              FUND              FUND          FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $    55,528   $    17,155       $    13,992       $    50,944   $     9,959
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   Investments, at Value
     Unaffiliated Issuers                $    74,264   $    18,420       $    18,072       $    55,191   $    10,873
     Affiliated Issuers                           --            --                --                --            --
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Investments at Value             74,264        18,420            18,072            55,191        10,873

   Cash                                           --            --               734                --            --
   Receivables
     Investment Securities Sold                1,310            --                19                63            --
     Trust Shares Sold                            25            76                35             2,431            49
     Dividends and Interest                       27           136                68                24            16
   Forward Currency Contracts Open, Net           --            --                30                --            --
   Deferred Organization Expense                  --            10                10                10            15
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Assets                           75,626        18,642            18,968            57,719        10,953

LIABILITIES
   Payables
     Investment Securities Purchased           1,527            --               356               245            --
     Trust Shares Redeemed                        15            --                 1               611            84
     Dividends                                    --           118                --                --            29
     Investment Advisory Fees                     44            11                16                38             7
     Organization Expense                         --            11                11                11            16
     Other                                        41            16                35               (51)           10
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Liabilities                       1,627           156               419               854           146
                                         -----------   -----------   ---------------   ---------------   -----------
NET ASSETS                               $    73,999   $    18,486       $    18,549       $    56,865   $    10,807
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   NO-LOAD CLASS:
     Net Assets                          $    69,522   $    17,193       $    17,527       $    54,646   $    10,173
     Trust Shares Outstanding                  3,737         1,412             1,313             3,350           852
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     18.60   $     12.18       $     13.34       $     16.31   $     11.95
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS A:
     Net Assets                          $     2,009   $       501       $       428       $     1,267   $       168
     Trust Shares Outstanding                    109            41                32                78            14
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     18.48   $     12.18       $     13.37       $     16.25   $     11.94
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $     19.35   $     12.75       $     14.00       $     17.02   $     12.50
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS B:
     Net Assets                          $     2,468   $       792       $       594       $       952   $       466
     Trust Shares Outstanding                    135            65                45                59            39
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     18.26   $     12.18       $     13.29       $     16.02   $     11.92
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                              As of June 30, 1998
                                  (Unaudited)

                                                SAFECO              SAFECO       SAFECO
(In Thousands, Except Per-Share             HIGH-YIELD   INTERMEDIATE-TERM      MANAGED
Amounts)                                     BOND FUND   U.S TREASURY FUND    BOND FUND
---------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                    $    75,638        $     16,573   $    5,398
                                         -------------   -----------------   ----------
                                         -------------   -----------------   ----------

   Investments, at Value                   $    77,622        $     17,111   $    5,592
   Receivables
     Trust Shares Sold                           1,071                 342            7
     Interest                                    1,528                 265           53
   Deferred Organization Expense                    --                  --            4
                                         -------------   -----------------   ----------
       Total Assets                             80,221              17,718        5,656

LIABILITIES
   Payables
     Investment Securities Purchased                --                  --           --
     Trust Shares Redeemed                         377                 302           --
     Dividends                                     500                  75           20
     Investment Advisory Fees                       42                   8            3
     Organization Expense                           --                  --           --
     Other                                          31                  15           15
                                         -------------   -----------------   ----------
       Total Liabilities                           950                 400           38
                                         -------------   -----------------   ----------
NET ASSETS                                 $    79,271        $     17,318   $    5,618
                                         -------------   -----------------   ----------
                                         -------------   -----------------   ----------
   NO-LOAD CLASS:
     Net Assets                            $    77,345        $     16,271   $    5,224
     Trust Shares Outstanding                    8,456               1,561          598
                                         -------------   -----------------   ----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share      $      9.15        $      10.42   $     8.73
                                         -------------   -----------------   ----------
                                         -------------   -----------------   ----------
   CLASS A:
     Net Assets                            $     1,341        $        425   $      215
     Trust Shares Outstanding                      147                  41           25
                                         -------------   -----------------   ----------
     Net Asset Value and Redemption
       Price Per Share                     $      9.14        $      10.43   $     8.74
                                         -------------   -----------------   ----------
                                         -------------   -----------------   ----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                     $      9.57        $      10.92   $     9.15
                                         -------------   -----------------   ----------
                                         -------------   -----------------   ----------
   CLASS B:
     Net Assets                            $       585        $        622   $      179
     Trust Shares Outstanding                       64                  60           20
                                         -------------   -----------------   ----------
     Net Asset Value and Offering Price
       Per Share*                          $      9.14        $      10.42   $     8.73
                                         -------------   -----------------   ----------
                                         -------------   -----------------   ----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.
 **  Also represents offering price per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 SAFECO              SAFECO
                                             SAFECO          CALIFORNIA    WASHINGTON STATE            SAFECO
                                          MUNICIPAL            TAX-FREE      MUNICIPAL BOND      MONEY MARKET
                                          BOND FUND         INCOME FUND                FUND              FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $  444,450        $     99,439        $      7,923      $    186,201
                                         ----------   -----------------   -----------------   ---------------
                                         ----------   -----------------   -----------------   ---------------

   Investments, at Value                 $  505,900        $    107,557        $      8,358      $    186,201
   Receivables
     Trust Shares Sold                        2,231                 526                   7             1,514
     Interest                                 8,034               1,775                 137             2,026
   Deferred Organization Expense                 --                  --                  --                --
                                         ----------   -----------------   -----------------   ---------------
       Total Assets                         516,165             109,858               8,502           189,741

LIABILITIES
   Payables
     Investment Securities Purchased             --                  --                 291                --
     Trust Shares Redeemed                      115                  44                  --             9,203
     Dividends                                2,101                 397                  29               724
     Investment Advisory Fees                   175                  48                   4                78
     Organization Expense                        --                  --                  --                --
     Other                                       59                  20                  10                81
                                         ----------   -----------------   -----------------   ---------------
       Total Liabilities                      2,450                 509                 334            10,086
                                         ----------   -----------------   -----------------   ---------------
NET ASSETS                               $  513,715        $    109,349        $      8,168      $    179,655
                                         ----------   -----------------   -----------------   ---------------
                                         ----------   -----------------   -----------------   ---------------
   NO-LOAD CLASS:
     Net Assets                          $  512,016        $    107,815        $      7,722      $    178,492
     Trust Shares Outstanding                35,143               8,334                 703           178,492
                                         ----------   -----------------   -----------------   ---------------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $    14.57        $      12.94        $      10.99      $       1.00
                                         ----------   -----------------   -----------------   ---------------
                                         ----------   -----------------   -----------------   ---------------
   CLASS A:
     Net Assets                          $      879        $        686        $        203      $        840
     Trust Shares Outstanding                    60                  53                  18               840
                                         ----------   -----------------   -----------------   ---------------
     Net Asset Value and Redemption
       Price Per Share                   $    14.58        $      12.95        $      11.00      $       1.00**
                                         ----------   -----------------   -----------------   ---------------
                                         ----------   -----------------   -----------------   ---------------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $    15.27        $      13.56        $      11.52                --
                                         ----------   -----------------   -----------------   ---------------
                                         ----------   -----------------   -----------------   ---------------
   CLASS B:
     Net Assets                          $      820        $        848        $        243      $        323
     Trust Shares Outstanding                    56                  66                  22               323
                                         ----------   -----------------   -----------------   ---------------
     Net Asset Value and Offering Price
       Per Share*                        $    14.55        $      12.94        $      11.01      $       1.00
                                         ----------   -----------------   -----------------   ---------------
                                         ----------   -----------------   -----------------   ---------------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.
 **  Also represents offering price per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                  For the Six-Month Period Ended June 30, 1998
                                  (Unaudited)

                                             SAFECO       SAFECO       SAFECO
                                             GROWTH       EQUITY       INCOME
(In Thousands)                                 FUND         FUND         FUND
-----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $23 in the
     International Fund)                 $    3,387   $   13,213   $    5,201
   Interest                                   2,738        1,460        1,670
                                         ----------   ----------   ----------

     Total Investment Income                  6,125       14,673        6,871

EXPENSES
   Investment Advisory                        3,197        4,262        1,400
   Transfer Agent                               936        1,601          334
   Shareholder Service - Class A                 11           41            2
                   - Class B                      6            8            1
   Distribution       - Class B                  19           23            4
   Legal and Auditing                             9           15           10
   Custodian                                     24           44           11
   Reports to Shareholders                       49          160           31
   Trustees                                       4            7            4
   Amortization of Organization
     Expenses                                    --           --           --
   Other                                         35          127           30
                                         ----------   ----------   ----------
     Total Expenses Before
       Reimbursement                          4,290        6,288        1,827
   Expense Reimbursement                         --           --           --
                                         ----------   ----------   ----------
     Total Expenses After Reimbursement       4,290        6,288        1,827
                                         ----------   ----------   ----------

NET INVESTMENT INCOME (LOSS)                  1,835        8,385        5,044

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                               61,028       57,481       35,976
     Investments in Affiliated Issuers        2,060           --           --
     Foreign Currency Transactions               --           --           --
                                         ----------   ----------   ----------
          Total Net Realized Gain
            (Loss)                           63,088       57,481       35,976
   Net Change in Unrealized
     Appreciation (Depreciation)             67,524      154,193       10,500
                                         ----------   ----------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                 130,612      211,674       46,476
                                         ----------   ----------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $  132,447   $  220,059   $   51,520
                                         ----------   ----------   ----------
                                         ----------   ----------   ----------
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             SAFECO       SAFECO           SAFECO           SAFECO       SAFECO
                                          NORTHWEST     BALANCED    INTERNATIONAL    SMALL COMPANY   U.S. VALUE
                                               FUND         FUND             FUND             FUND         FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $23 in the
     International Fund)                 $      161   $      106       $      192       $       84   $      109
   Interest                                      31          220                9              140            7
                                         ----------   ----------   --------------   --------------   ----------

     Total Investment Income                    192          326              201              224          116

EXPENSES
   Investment Advisory                          272           62               94              192           38
   Transfer Agent                                96           21               24               54            9
   Shareholder Service - Class A                  2            1               --                1           --
                   - Class B                      2            1                1                1            1
   Distribution       - Class B                   7            2                2                2            1
   Legal and Auditing                             8            7                7                7            5
   Custodian                                      3            2               14                2           --
   Reports to Shareholders                       12            3                3                5            2
   Trustees                                       3            3                3                2            3
   Amortization of Organization
     Expenses                                    --            2                2                2            2
   Other                                          9           --                1               14           --
                                         ----------   ----------   --------------   --------------   ----------
     Total Expenses Before
       Reimbursement                            414          104              151              282           61
   Expense Reimbursement                         --           --              (15)              --           --
                                         ----------   ----------   --------------   --------------   ----------
     Total Expenses After Reimbursement         414          104              136              282           61
                                         ----------   ----------   --------------   --------------   ----------

NET INVESTMENT INCOME (LOSS)                   (222)         222               65              (58)          55

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                                5,942          724             (462)           2,380          371
     Investments in Affiliated Issuers           --           --               --               --           --
     Foreign Currency Transactions               --           --              175               --           --
                                         ----------   ----------   --------------   --------------   ----------
          Total Net Realized Gain
            (Loss)                            5,942          724             (287)           2,380          371
   Net Change in Unrealized
     Appreciation (Depreciation)               (699)           4            2,731              (18)         254
                                         ----------   ----------   --------------   --------------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                   5,243          728            2,444            2,362          625
                                         ----------   ----------   --------------   --------------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $    5,021   $      950       $    2,509       $    2,304   $      680
                                         ----------   ----------   --------------   --------------   ----------
                                         ----------   ----------   --------------   --------------   ----------
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                  For the Six-Month Period Ended June 30, 1998
                                  (Unaudited)

                                               SAFECO               SAFECO       SAFECO
                                           HIGH-YIELD    INTERMEDIATE-TERM      MANAGED
(In Thousands)                              BOND FUND    U.S TREASURY FUND    BOND FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                $    3,517           $      545   $      156
   Dividends                                       45                   --           --
                                               ------                -----        -----
     Total Investment Income                    3,562                  545          156

EXPENSES
   Investment Advisory                            254                   46           13
   Transfer Agent                                  60                   23            1
   Shareholder Service - Class A                    1                   --           --
                   - Class B                       --                    1           --
   Distribution - Class B                           2                    2            1
   Legal and Auditing                               8                    7            7
   Custodian                                        3                    1            1
   Reports to Shareholders                          9                    3            1
   Trustees                                         3                    3            3
   Interest Expense                                 7                   --           --
   Amortization of Organization
     Expenses                                      --                   --            3
   Other                                           13                    1            2
                                               ------                -----        -----
     Total Expenses                               360                   87           32
                                               ------                -----        -----
NET INVESTMENT INCOME                           3,202                  458          124

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
   Net Realized Gain on Investments               468                    4           46
   Net Change in Unrealized
     Appreciation (Depreciation)                 (443)                 118           35
                                               ------                -----        -----
NET GAIN ON INVESTMENTS                            25                  122           81
                                               ------                -----        -----
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                              $    3,227           $      580   $      205
                                               ------                -----        -----
                                               ------                -----        -----
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 SAFECO              SAFECO
                                             SAFECO          CALIFORNIA    WASHINGTON STATE            SAFECO
                                          MUNICIPAL            TAX-FREE      MUNICIPAL BOND      MONEY MARKET
                                          BOND FUND         INCOME FUND                FUND              FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                              $   14,065        $      2,710          $      222        $    5,031
   Dividends                                     --                  --                  --                --
                                         ----------              ------               -----            ------
     Total Investment Income                 14,065               2,710                 222             5,031

EXPENSES
   Investment Advisory                        1,051                 271                  25               443
   Transfer Agent                               159                  36                   1               227
   Shareholder Service - Class A                  1                  --                  --                --
                   - Class B                      1                   1                  --                --
   Distribution - Class B                         2                   2                   1                --
   Legal and Auditing                            12                   9                   8                 9
   Custodian                                     12                   5                   1                 7
   Reports to Shareholders                       17                   4                   1                13
   Trustees                                       4                   3                   3                 3
   Interest Expense                              --                  --                  --                --
   Amortization of Organization
     Expenses                                    --                  --                  --                --
   Other                                         39                   9                   2                 6
                                         ----------              ------               -----            ------
     Total Expenses                           1,298                 340                  42               708
                                         ----------              ------               -----            ------
NET INVESTMENT INCOME                        12,767               2,370                 180             4,323

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
   Net Realized Gain on Investments           7,955               2,640                 203                --
   Net Change in Unrealized
     Appreciation (Depreciation)             (6,163)             (2,620)               (174)               --
                                         ----------              ------               -----            ------
NET GAIN ON INVESTMENTS                       1,792                  20                  29                --
                                         ----------              ------               -----            ------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $   14,559        $      2,390          $      209        $    4,323
                                         ----------              ------               -----            ------
                                         ----------              ------               -----            ------
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)


                                                   SAFECO GROWTH FUND
                                           --------------------------

                                            SIX-MONTH
                                               PERIOD
                                           ENDED JUNE      YEAR ENDED
                                                   30         DEC. 31
(In Thousands)                                   1998            1997
---------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $    1,835      $     (568)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                     63,088          75,558
   Net Change in Unrealized
     Appreciation (Depreciation)               67,524          45,096
                                           ----------   -------------
   Net Change in Net Assets
     Resulting from Operations                132,447         120,086
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class           --              --
                        - Class A                  --              --
                        - Class B                  --              --
   Net Realized Gain on Investments
                        - No Load Class            --         (74,345)
                        - Class A                  --            (487)
                        - Class B                  --            (167)
                                           ----------   -------------
     Total                                         --         (74,999)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                              841,851         397,579
   Class A                                     19,482           4,018
   Class B                                      7,992           1,293
                                           ----------   -------------
     Total                                    869,325         402,890
                                           ----------   -------------
TOTAL CHANGE IN NET ASSETS                  1,001,772         447,977
NET ASSETS AT BEGINNING OF PERIOD             644,040         196,063
                                           ----------   -------------
NET ASSETS AT END OF PERIOD                $1,645,812      $  644,040
                                           ----------   -------------
                                           ----------   -------------
---------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                       57,128          28,647
   Reinvestments                                   --           3,210
   Redemptions                                (23,164)        (14,724)
                                           ----------   -------------
   NET CHANGE                                  33,964          17,133
                                           ----------   -------------
                                           ----------   -------------
AMOUNTS:
   Sales                                   $1,465,633      $  645,275
   Reinvestments                                   --          72,072
   Redemptions                               (596,308)       (314,457)
                                           ----------   -------------
   NET CHANGE                              $  869,325      $  402,890
                                           ----------   -------------
                                           ----------   -------------
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------


                                                                                  SAFECO INCOME FUND        SAFECO NORTHWEST FUND
                                                     SAFECO EQUITY FUND   --------------------------   --------------------------
                                           ----------------------------
                                                                            SIX-MONTH                    SIX-MONTH
                                               SIX-MONTH                       PERIOD                       PERIOD
                                            PERIOD ENDED     YEAR ENDED         ENDED     YEAR ENDED    ENDED JUNE     YEAR ENDED
                                                 JUNE 30        DEC. 31       JUNE 30        DEC. 31            30        DEC. 31
                                                    1998           1997          1998           1997          1998           1997
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $       8,385   $     15,563   $     5,044   $      9,889   $      (222)  $       (113)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                        57,481         61,477        35,976         32,768         5,942          6,678
   Net Change in Unrealized
     Appreciation (Depreciation)                 154,193        176,522        10,500         39,169          (699)         7,326
                                           -------------   ------------   -----------   ------------   -----------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                   220,059        253,562        51,520         81,826         5,021         13,891
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class          (8,241)       (15,501)       (5,037)        (9,866)           --             --
                        - Class A                   (153)           (35)          (11)           (10)           --             --
                        - Class B                     --             (2)           (6)            (7)           --             --
   Net Realized Gain on Investments
                        - No Load Class               --        (61,064)           --        (32,644)           --         (4,031)
                        - Class A                     --           (295)           --            (57)           --            (84)
                        - Class B                     --           (139)           --            (65)           --            (76)
                                           -------------   ------------   -----------   ------------   -----------   ------------
     TOTAL                                        (8,394)       (77,036)       (5,054)       (42,649)           --         (4,191)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                  89,303        464,573        28,321         72,866            39         11,654
   Class A                                        30,566          3,709           824            524           554            926
   Class B                                         5,829          3,122           765            685         1,192            967
                                           -------------   ------------   -----------   ------------   -----------   ------------
     TOTAL                                       125,698        471,404        29,910         74,075         1,785         13,547
                                           -------------   ------------   -----------   ------------   -----------   ------------
TOTAL CHANGE IN NET ASSETS                       337,363        647,930        76,376        113,252         6,806         23,247
NET ASSETS AT BEGINNING OF PERIOD              1,501,010        853,080       403,525        290,273        67,193         43,946
                                           -------------   ------------   -----------   ------------   -----------   ------------
NET ASSETS AT END OF PERIOD                $   1,838,373   $  1,501,010   $   479,901   $    403,525   $    73,999   $     67,193
                                           -------------   ------------   -----------   ------------   -----------   ------------
                                           -------------   ------------   -----------   ------------   -----------   ------------
---------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                          15,487         36,752         2,590          4,060           634          1,888
   Reinvestments                                     356          3,734           168          1,608            --            200
   Redemptions                                    (9,908)       (15,034)       (1,599)        (2,517)         (535)        (1,329)
                                           -------------   ------------   -----------   ------------   -----------   ------------
   NET CHANGE                                      5,935         25,452         1,159          3,151            99            759
                                           -------------   ------------   -----------   ------------   -----------   ------------
                                           -------------   ------------   -----------   ------------   -----------   ------------
AMOUNTS:
   Sales                                   $     329,448   $    682,623   $    66,531   $     94,489   $    11,620   $     32,688
   Reinvestments                                   7,883         72,547         4,467         38,272            --          3,464
   Redemptions                                  (211,633)      (283,766)      (41,088)       (58,686)       (9,835)       (22,605)
                                           -------------   ------------   -----------   ------------   -----------   ------------
   NET CHANGE                              $     125,698   $    471,404   $    29,910   $     74,075   $     1,785   $     13,547
                                           -------------   ------------   -----------   ------------   -----------   ------------
                                           -------------   ------------   -----------   ------------   -----------   ------------
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)


                                                 SAFECO BALANCED FUND
                                           --------------------------

                                               SIX-MONTH
                                            PERIOD ENDED   YEAR ENDED
                                                 JUNE 30      DEC. 31
(In Thousands)                                      1998         1997
---------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)               $      222   $      328
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                           724          637
   Net Change in Unrealized
     Appreciation (Depreciation)                       4          760
                                           -------------   ----------
   Net Change in Net Assets
     Resulting from Operations                       950        1,725
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class            (213)        (322)
                        - Class A                     (5)          (4)
                        - Class B                     (4)          (3)
   Net Realized Gain on Investments
                        - No Load Class               --         (613)
                        - Class A                     --           (9)
                        - Class B                     --          (15)
                                           -------------   ----------
     Total                                          (222)        (966)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                   2,836        4,661
   Class A                                           274           86
   Class B                                           445          210
                                           -------------   ----------
     Total                                         3,555        4,957
                                           -------------   ----------
TOTAL CHANGE IN NET ASSETS                         4,283        5,716
NET ASSETS AT BEGINNING OF PERIOD                 14,203        8,487
                                           -------------   ----------
NET ASSETS AT END OF PERIOD                   $   18,486   $   14,203
                                           -------------   ----------
                                           -------------   ----------
---------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                             513          555
   Reinvestments                                      11           43
   Redemptions                                      (230)        (167)
                                           -------------   ----------
   NET CHANGE                                        294          431
                                           -------------   ----------
                                           -------------   ----------
AMOUNTS:
   Sales                                      $    6,178   $    6,388
   Reinvestments                                     130          495
   Redemptions                                    (2,753)      (1,926)
                                           -------------   ----------
   NET CHANGE                                 $    3,555   $    4,957
                                           -------------   ----------
                                           -------------   ----------
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------


                                                                                                            SAFECO U.S. VALUE FUND
                                                                                   SAFECO SMALL FUND   ---------------------------
                                              SAFECO INTERNATIONAL FUND   --------------------------                     APRIL 30,
                                           ----------------------------                                                       1997
                                                                            SIX-MONTH                    SIX-MONTH   (COMMENCEMENT
                                               SIX-MONTH                       PERIOD                       PERIOD              OF
                                            PERIOD ENDED     YEAR ENDED    ENDED JUNE     YEAR ENDED    ENDED JUNE     OPERATIONS)
                                                 JUNE 30        DEC. 31            30        DEC. 31            30      TO DEC. 31
                                                    1998           1997          1998           1997          1998            1997
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $          65   $         78   $       (58)  $        (75)  $        55   $          71
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                          (287)           258         2,380            909           371             386
   Net Change in Unrealized
     Appreciation (Depreciation)                   2,731            213           (18)         2,742           254             660
                                           -------------   ------------   -----------   ------------   -----------   -------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                     2,509            549         2,304          3,576           680           1,117
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class              --           (364)           --             --           (54)            (70)
                        - Class A                     --             (5)           --             --            (1)             (1)
                        - Class B                     --             (4)           --             --            --              --
   Net Realized Gain on Investments
                        - No Load Class               --            (19)           --           (540)           --            (372)
                        - Class A                     --             --            --             (7)           --              (5)
                        - Class B                     --             (1)           --             (9)           --              (9)
                                           -------------   ------------   -----------   ------------   -----------   -------------
     TOTAL                                            --           (393)           --           (556)          (55)           (457)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                     375          3,437        29,719          6,538           504           8,423
   Class A                                            84            142         1,001            100            27             122
   Class B                                           201            222           516            260           234             212
                                           -------------   ------------   -----------   ------------   -----------   -------------
     TOTAL                                           660          3,801        31,236          6,898           765           8,757
                                           -------------   ------------   -----------   ------------   -----------   -------------
TOTAL CHANGE IN NET ASSETS                         3,169          3,957        33,540          9,918         1,388           9,417
NET ASSETS AT BEGINNING OF PERIOD                 15,380         11,423        23,325         13,407         9,417              --
                                           -------------   ------------   -----------   ------------   -----------   -------------
NET ASSETS AT END OF PERIOD                $      18,549   $     15,380   $    56,865   $     23,325   $    10,807   $       9,417
                                           -------------   ------------   -----------   ------------   -----------   -------------
                                           -------------   ------------   -----------   ------------   -----------   -------------
----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                             546            932         6,105          1,808           178             946
   Reinvestments                                      --             20            --             26             2              15
   Redemptions                                      (493)          (627)       (4,349)        (1,330)         (117)           (119)
                                           -------------   ------------   -----------   ------------   -----------   -------------
   NET CHANGE                                         53            325         1,756            504            63             842
                                           -------------   ------------   -----------   ------------   -----------   -------------
                                           -------------   ------------   -----------   ------------   -----------   -------------
AMOUNTS:
   Sales                                   $       7,008   $     10,948   $   104,866   $     24,781   $     2,138   $       9,962
   Reinvestments                                      --            230            --            364            22             162
   Redemptions                                    (6,348)        (7,377)      (73,630)       (18,247)       (1,395)         (1,367)
                                           -------------   ------------   -----------   ------------   -----------   -------------
   NET CHANGE                              $         660   $      3,801   $    31,236   $      6,898   $       765   $       8,757
                                           -------------   ------------   -----------   ------------   -----------   -------------
                                           -------------   ------------   -----------   ------------   -----------   -------------
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)


                                               SAFECO HIGH-YIELD BOND
                                                                 FUND
                                           --------------------------

                                            SIX-MONTH
                                               PERIOD
                                                ENDED      YEAR ENDED
                                              JUNE 30         DEC. 31
(In Thousands)                                   1998            1997
---------------------------------------------------------------------
OPERATIONS
   Net Investment Income                   $    3,202      $    5,097
   Net Realized Gain (Loss) on
     Investments                                  468             954
   Net Change in Unrealized
     Appreciation (Depreciation)                 (443)          1,194
                                           ----------   -------------
   Net Change in Net Assets
     Resulting from Operations                  3,227           7,245
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class       (3,166)         (5,073)
                        - Class A                 (20)            (11)
                        - Class B                 (16)            (13)
   Net Realized Gain on Investments
                        - No Load Class            --              --
                        - Class A                  --              --
                        - Class B                  --              --
                                           ----------   -------------
     Total                                     (3,202)         (5,097)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                6,258          18,821
   Class A                                      1,084             155
   Class B                                        232             250
                                           ----------   -------------
     Total                                      7,574          19,226
                                           ----------   -------------
TOTAL CHANGE IN NET ASSETS                      7,599          21,374
NET ASSETS AT BEGINNING OF PERIOD              71,672          50,298
                                           ----------   -------------
NET ASSETS AT END OF PERIOD                $   79,271      $   71,672
                                           ----------   -------------
                                           ----------   -------------
---------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                        5,009          12,626
   Reinvestments                                  238             362
   Redemptions                                 (4,433)        (10,838)
                                           ----------   -------------
   NET CHANGE                                     814           2,150
                                           ----------   -------------
                                           ----------   -------------
AMOUNTS:
   Sales                                   $   46,224      $  112,308
   Reinvestments                                2,197           3,238
   Redemptions                                (40,847)        (96,320)
                                           ----------   -------------
   NET CHANGE                              $    7,574      $   19,226
                                           ----------   -------------
                                           ----------   -------------
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------

                                             SAFECO INTERMEDIATE-TERM
                                                   U.S. TREASURY FUND     SAFECO MANAGED BOND FUND   SAFECO MUNICIPAL BOND FUND
                                           --------------------------   --------------------------   --------------------------

                                            SIX-MONTH                    SIX-MONTH                    SIX-MONTH
                                               PERIOD                       PERIOD                       PERIOD
                                                ENDED      YEAR ENDED        ENDED      YEAR ENDED        ENDED      YEAR ENDED
                                              JUNE 30         DEC. 31      JUNE 30         DEC. 31      JUNE 30         DEC. 31
                                                 1998            1997         1998            1997         1998            1997
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income                   $      458      $      886   $      124      $      227   $   12,767      $   25,677
   Net Realized Gain (Loss) on
     Investments                                    4             (57)          46             (21)       7,955           6,632
   Net Change in Unrealized
     Appreciation (Depreciation)                  118             416           35             163       (6,163)         17,239
                                           ----------   -------------   ----------   -------------   ----------   -------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                    580           1,245          205             369       14,559          49,548
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class         (436)           (844)        (118)           (216)     (12,744)        (25,652)
                        - Class A                 (10)            (30)          (4)             (7)         (13)            (17)
                        - Class B                 (12)            (12)          (2)             (4)         (10)             (8)
   Net Realized Gain on Investments
                        - No Load Class            --              --           --              --           --          (5,345)
                        - Class A                  --              --           --              --           --              (4)
                        - Class B                  --              --           --              --           --              (4)
                                           ----------   -------------   ----------   -------------   ----------   -------------
     TOTAL                                       (458)           (886)        (124)           (227)     (12,767)        (31,030)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                  457             674          521             280        7,288           3,479
   Class A                                         57            (346)          66               2          482              66
   Class B                                        187             202           57              14          315             382
                                           ----------   -------------   ----------   -------------   ----------   -------------
     TOTAL                                        701             530          644             296        8,085           3,927
                                           ----------   -------------   ----------   -------------   ----------   -------------
TOTAL CHANGE IN NET ASSETS                        823             889          725             438        9,877          22,445
NET ASSETS AT BEGINNING OF PERIOD              16,495          15,606        4,893           4,455      503,838         481,393
                                           ----------   -------------   ----------   -------------   ----------   -------------
NET ASSETS AT END OF PERIOD                $   17,318      $   16,495   $    5,618      $    4,893   $  513,715      $  503,838
                                           ----------   -------------   ----------   -------------   ----------   -------------
                                           ----------   -------------   ----------   -------------   ----------   -------------
-------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                          330           1,062           85             439        3,086           6,156
   Reinvestments                                   23              43            3              18          549           1,401
   Redemptions                                   (286)         (1,054)         (14)           (422)      (3,079)         (7,286)
                                           ----------   -------------   ----------   -------------   ----------   -------------
   NET CHANGE                                      67              51           74              35          556             271
                                           ----------   -------------   ----------   -------------   ----------   -------------
                                           ----------   -------------   ----------   -------------   ----------   -------------
AMOUNTS:
   Sales                                   $    3,428      $   10,738   $      735      $    3,703   $   44,826      $   86,878
   Reinvestments                                  239             434           30             152        7,961          19,903
   Redemptions                                 (2,966)        (10,642)        (121)         (3,559)     (44,702)       (102,854)
                                           ----------   -------------   ----------   -------------   ----------   -------------
   NET CHANGE                              $      701      $      530   $      644      $      296   $    8,085      $    3,927
                                           ----------   -------------   ----------   -------------   ----------   -------------
                                           ----------   -------------   ----------   -------------   ----------   -------------
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                           SAFECO CALIFORNIA TAX-FREE
                                                          INCOME FUND
                                           --------------------------

                                            SIX-MONTH
                                               PERIOD
                                                ENDED      YEAR ENDED
                                              JUNE 30         DEC. 31
(In Thousands)                                   1998            1997
---------------------------------------------------------------------
OPERATIONS
   Net Investment Income                   $    2,370      $    3,764
   Net Realized Gain (Loss) on
     Investments                                2,640             367
   Net Change in Unrealized
     Appreciation (Depreciation)               (2,620)          4,618
                                           ----------   -------------
   Net Change in Net Assets
     Resulting from Operations                  2,390           8,749
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class       (2,347)         (3,744)
                        - Class A                 (12)             (9)
                        - Class B                 (11)            (11)
   Net Realized Gain on Investments
                        - No Load Class            --            (360)
                        - Class A                  --              (2)
                        - Class B                  --              (2)
                                           ----------   -------------
     Total                                     (2,370)         (4,128)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                               19,417          11,712
   Class A                                        227             326
   Class B                                        345             374
                                           ----------   -------------
     Total                                     19,989          12,412
                                           ----------   -------------
TOTAL CHANGE IN NET ASSETS                     20,009          17,033
NET ASSETS AT BEGINNING OF PERIOD              89,340          72,307
                                           ----------   -------------
NET ASSETS AT END OF PERIOD                $  109,349      $   89,340
                                           ----------   -------------
                                           ----------   -------------
---------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                        2,294           2,534
   Reinvestments                                  114             231
   Redemptions                                   (862)         (1,773)
                                           ----------   -------------
   NET CHANGE                                   1,546             992
                                           ----------   -------------
                                           ----------   -------------
AMOUNTS:
   Sales                                   $   29,665      $   31,480
   Reinvestments                                1,474           2,867
   Redemptions                                (11,150)        (21,935)
                                           ----------   -------------
   NET CHANGE                              $   19,989      $   12,412
                                           ----------   -------------
                                           ----------   -------------
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------

                                              SAFECO WASHINGTON STATE
                                                  MUNICIPAL BOND FUND     SAFECO MONEY MARKET FUND
                                           --------------------------   --------------------------

                                            SIX-MONTH                    SIX-MONTH
                                               PERIOD                       PERIOD
                                                ENDED      YEAR ENDED        ENDED      YEAR ENDED
                                              JUNE 30         DEC. 31      JUNE 30         DEC. 31
                                                 1998            1997         1998            1997
--------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income                   $      180      $      349   $    4,323      $    8,347
   Net Realized Gain (Loss) on
     Investments                                  203              (9)          --              --
   Net Change in Unrealized
     Appreciation (Depreciation)                 (174)            321           --              --
                                           ----------   -------------   ----------   -------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                    209             661        4,323           8,347
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class         (170)           (326)      (4,297)         (8,324)
                        - Class A                  (6)            (15)         (17)            (15)
                        - Class B                  (4)             (8)          (9)             (8)
   Net Realized Gain on Investments
                        - No Load Class            --              --           --              --
                        - Class A                  --              --           --              --
                        - Class B                  --              --           --              --
                                           ----------   -------------   ----------   -------------
     TOTAL                                       (180)           (349)      (4,323)         (8,347)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                  407             440        1,869          15,267
   Class A                                       (159)             11          303             243
   Class B                                          4              19          (91)            307
                                           ----------   -------------   ----------   -------------
     TOTAL                                        252             470        2,081          15,817
                                           ----------   -------------   ----------   -------------
TOTAL CHANGE IN NET ASSETS                        281             782        2,081          15,817
NET ASSETS AT BEGINNING OF PERIOD               7,887           7,105      177,574         161,757
                                           ----------   -------------   ----------   -------------
NET ASSETS AT END OF PERIOD                $    8,168      $    7,887   $  179,655      $  177,574
                                           ----------   -------------   ----------   -------------
                                           ----------   -------------   ----------   -------------
--------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
   Sales                                          115             601      219,511         322,894
   Reinvestments                                    4               7        4,013           7,794
   Redemptions                                    (96)           (563)    (221,443)       (314,871)
                                           ----------   -------------   ----------   -------------
   NET CHANGE                                      23              45        2,081          15,817
                                           ----------   -------------   ----------   -------------
                                           ----------   -------------   ----------   -------------
AMOUNTS:
   Sales                                   $    1,258      $    6,413   $  219,511      $  322,894
   Reinvestments                                   42              78        4,013           7,794
   Redemptions                                 (1,048)         (6,021)    (221,443)       (314,871)
                                           ----------   -------------   ----------   -------------
   NET CHANGE                              $      252      $      470   $    2,081      $   15,817
                                           ----------   -------------   ----------   -------------
                                           ----------   -------------   ----------   -------------
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  GENERAL
   This financial report is on the 15 SAFECO Mutual Funds that issue Class A and Class B shares (collectively, "Advisor Classes"). Each Fund is a series of one of the following trusts (each a "Trust") listed below. Each Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

         SAFECO Common Stock Trust
              SAFECO Growth Fund
              SAFECO Equity Fund
              SAFECO Income Fund
              SAFECO Northwest Fund
              SAFECO Balanced Fund
              SAFECO International Stock Fund
              SAFECO Small Company Stock Fund
              SAFECO U.S. Value Fund

         SAFECO Taxable Bond Trust
              SAFECO High-Yield Bond Fund
              SAFECO Intermediate-Term U.S. Treasury Fund

         SAFECO Managed Bond Trust
              SAFECO Managed Bond Fund

         SAFECO Tax-Exempt Bond Trust
              SAFECO Municipal Bond Fund
              SAFECO California Tax-Free Income Fund
              SAFECO Washington State Municipal Bond Fund

         SAFECO Money Market Trust
              SAFECO Money Market Fund

   Effective September 30, 1996, certain SAFECO Mutual Funds began issuing two new classes of shares--Class A and Class B shares. These classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges, unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges). Each class of shares represents an interest in the net assets of the fund.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   In connection with issuing the Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class (with the exception of the Money Market Fund Advisor Classes) pays the distributor, SAFECO Securities, Inc., as a service fee for selling its shares at the annual rate of
 .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.
   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments are valued at amortized cost which approximates market.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis for the Taxable Bond Trust, Managed Bond Trust and Tax-Exempt Bond Trust may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
   INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) for the Common Stock Trust is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Bond premiums and original issue discounts are amortized to either call or maturity dates for the Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition for the Tax-Exempt Bond Trust. Interest is accrued on bonds and temporary investments and bonds daily.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International, and Small Company Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For the Equity, Income, Balanced, and U.S. Value Funds, net investment income (if any) is distributed as of the last business day of March, June, September and December. Net investment income for the Taxable Bond Trust, Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust is declared as a dividend to shareholders as of the close of each business day and payment is made as of the last business day of each month. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.
   Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts. Undistributed/

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.
   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust intends to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.
   FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

3.  INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions during the six-month period ended June 30, 1998.

(In Thousands)                               PURCHASES*      SALES**
--------------------------------------------------------------------
Growth Fund                                  $1,122,803     $269,193
Equity Fund                                     388,631      288,780
Income Fund                                     126,394      118,031
Northwest Fund                                   18,169       16,268
Balanced Fund                                     9,008        5,664
International Fund                                2,776        2,144
Small Company Fund                               44,814       18,780
U.S. Value Fund                                   3,138        2,714
High-Yield Bond Fund                             27,701       21,482
Intermediate-Term U.S. Treasury Fund                996          519
Managed Bond Fund                                 2,835        2,330
Municipal Bond Fund                              90,455       84,148
California Tax-Free Income Fund                  38,680       24,937
Washington State Municipal Fund                   3,472        3,326
--------------------------------------------------------------------

 * Excludes short-term securities. Purchases include $3,081, $996, and $1,043 of U.S. Government securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

** Excludes short-term securities. Sales include $1,838, $519, and $1,013 of
   U.S. Government securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

4.  COMPONENTS OF NET ASSETS
   At June 30, 1998, the components of net assets were as follows:

                                               GROWTH              EQUITY           INCOME        NORTHWEST
(In Thousands)                                   FUND                FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments in Which there is an
  Excess of Value Over Identified Cost    $   264,446          $  510,314       $  124,292       $   25,224
Aggregate Gross Unrealized Depreciation
  on Investents in Which There Is an
  Excess of Identified Cost Over Value       (112,665)            (27,022)         (10,461)          (6,488)
                                          -----------   -----------------   --------------   --------------
NET UNREALIZED APPRECIATION                   151,781             483,292          113,831           18,736
ACCUMULATED NET INVESTMENT INCOME (LOSS)        1,835                  --               --             (222)
ACCUMULATED NET REALIZED GAIN ON
  INVESTMENT TRANSACTIONS                      63,088              57,481           35,976            5,942
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)              1,429,109           1,297,600          330,094           49,543
                                          -----------   -----------------   --------------   --------------
NET ASSETS AT JUNE 30, 1998               $ 1,645,813          $1,838,373       $  479,901       $   73,999
                                          -----------   -----------------   --------------   --------------
                                          -----------   -----------------   --------------   --------------

                                                                                     SMALL
                                             BALANCED       INTERNATIONAL          COMPANY       U.S. VALUE
(In Thousands)                                   FUND                FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Foreign Currency in
  Which There Is an Excess of Value Over
  Identified Cost                         $     1,712          $    5,339       $    8,578       $    1,334
Aggregate Gross Unrealized Depreciation
  on Investments and Foreign Currency in
  Which There Is an Excess of Identified
  Cost Over Value                                (447)             (1,227)          (4,331)            (420)
                                          -----------   -----------------   --------------   --------------
NET UNREALIZED APPRECIATION                     1,265               4,112            4,247              914
ACCUMULATED NET INVESTMENT INCOME (LOSS)           --                  10              (58)              --
ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS                         724                (287)           2,380              371
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                 16,497              14,714           50,296            9,522
                                          -----------   -----------------   --------------   --------------
NET ASSETS AT JUNE 30, 1998               $    18,486          $   18,549       $   56,865       $   10,807
                                          -----------   -----------------   --------------   --------------
                                          -----------   -----------------   --------------   --------------
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

                                           HIGH-YIELD   INTERMEDIATE-TERM          MANAGED        MUNICIPAL
(In Thousands)                              BOND FUND   U.S TREASURY FUND        BOND FUND        BOND FUND
-----------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments in Which There Is an
  Excess of Value Over Identified Cost    $     2,312          $      566       $      194       $   61,628
Aggregate Gross Unrealized Depreciation
  on Investents in Which There Is an
  Excess of Identified Cost Over Value           (328)                (28)              --             (178)
                                          -----------   -----------------   --------------   --------------
NET UNREALIZED APPRECIATION                     1,984                 538              194           61,450
ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENT TRANSACTIONS                         129*               (249)*             25*           7,955
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                 77,158              17,029            5,399          444,310
                                          -----------   -----------------   --------------   --------------
NET ASSETS AT JUNE 30, 1998               $    79,271          $   17,318       $    5,618       $  513,715
                                          -----------   -----------------   --------------   --------------
                                          -----------   -----------------   --------------   --------------

                                                                                                 WASHINGTON
                                                                                CALIFORNIA            STATE
                                                                                  TAX-FREE        MUNICIPAL
                                                                               INCOME FUND        BOND FUND
-----------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments in Which There Is an
  Excess of Value Over Identified Cost                                          $    8,351       $      436
Aggregate Gross Unrealized Depreciation
  on Investents in Which There Is an
  Excess of Identified Cost Over Value                                                (233)              (1)
                                                                            --------------   --------------
NET UNREALIZED APPRECIATION                                                          8,118              435
ACCUMULATED NET REALIZED GAIN ON
  INVESTMENT TRANSACTIONS                                                            2,640              203
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                                                      98,591            7,530
                                                                            --------------   --------------
NET ASSETS AT JUNE 30, 1998                                                     $  109,349       $    8,168
                                                                            --------------   --------------
                                                                            --------------   --------------
-----------------------------------------------------------------------------------------------------------

* At December 31, 1997, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                    EXPIRATION
                                           AMOUNTS      DATES
                                         ---------  ---------
High-Yield Bond Fund                          $339  1998-2000
Intermediate-Term U.S. Treasury Fund           253  2001-2005
Managed Bond Fund                               21       2005

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

5.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

EQUITY, INCOME AND GROWTH FUNDS:              NORTHWEST FUND:
  First $100 million         .75%               First $250 million          .75%
  Next $150 million          .65                Next $250 million           .65
  Next $250 million          .55                Next $250 million           .55
  Over $500 million          .45                Over $750 million           .45

BALANCED AND U.S. VALUE FUNDS:                INTERNATIONAL FUND:
  First $250 million         .75%               First $250 million         1.10%
  Next $250 million          .65                Next $250 million          1.00
  Over $500 million          .55                Over $500 million           .90

SMALL COMPANY FUND:                           INTERMEDIATE-TERM U.S. TREASURY FUND:
  First $250 million         .85%               First $250 million          .55%
  Next $250 million          .75                Next $250 million           .45
  Over $500 million          .65                Next $250 million           .35
                                                Over $750 million           .25

HIGH-YIELD BOND AND WASHINGTON FUNDS:         MANAGED BOND FUND:
  First $250 million         .65%               First $100 million          .50%
  Next $250 million          .55                Next $150 million           .40
  Next $250 million          .45                Over $250 million           .35
  Over $750 million          .35

MUNICIPAL AND CALIFORNIA FUNDS:               MONEY MARKET FUND:
  First $100 million         .55%               First $250 million          .50%
  Next $150 million          .45                Next $250 million           .40
  Next $250 million          .35                Next $250 million           .30
  Over $500 million          .25                Over $750 million           .25

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
   TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.
   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at June 30, 1998.
   AFFILIATE OWNERSHIP. At June 30, 1998, SAFECO Insurance Company of America, owned 450,000 shares (11% of outstanding shares) of the Northwest Fund, 500,000 shares (30%) of the Intermediate-Term U.S. Treasury Fund and 502,372 shares (68%) of the Washington Municipal Bond Fund; SAFECO Asset Management Company owned 688,168 shares (50%) of the International Fund, 519,268 shares (34%) of the Balanced Fund, 500,000 shares (55%) of the U.S. Value Fund, and 452,103 shares (70%) of the Managed Bond Fund.
   DEFERRED ORGANIZATION EXPENSE. Costs related to the organization of the International, Balanced, Small Company, U.S. Value, and Managed Bond Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by an affiliate and are being reimbursed by the Fund over a sixty-month period.
   EXPENSE REIMBURSEMENT. During the six-month period ended June 30, 1998, SAFECO Asset Management Company voluntarily reimbursed certain expenses of the International Fund.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

   DEALER CONCESSIONS. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the six-month period ended June 30, 1998:

                                          COMMISSIONS
                                             RETAINED
-----------------------------------------------------
Growth Fund                                  $ 56,204
Equity Fund                                    33,725
Income Fund                                     2,661
Northwest Fund                                  5,240
International Fund                                195
Balanced Fund                                   3,937
Small Company Fund                              1,309
U.S. Value Fund                                   102
High-Yield Bond Fund                            4,118
Intermediate-Term U.S. Treasury Fund              295
Managed Bond Fund                                 396
Municipal Bond Fund                             1,268
California Tax-Free Income Fund                 1,275
Washington State Municipal Bond Fund                5
-----------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

6.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Fund because the Fund owned at least 5% of the company's voting securities during the six-month period ended June 30, 1998.

(In Thousands)               SHARES AT                             SHARES AT                 MARKET VALUE
                             BEGINNING                                END OF                      JUNE 30
SECURITY                     OF PERIOD   ADDITIONS   REDUCTIONS       PERIOD   DIVIDENDS             1998
---------------------------------------------------------------------------------------------------------
American Buildings Co.             360          --           --          360           --        $ 10,722
BNC Mortgage, Inc.                  --         484           --          484           --           5,320
Compass International
 Services Corp.                     --         700           --          700           --           6,652
Concepts Direct, Inc.              348         147          (16)         479           --           7,312
Damark International, Inc.         480         255           --          735           --           6,247
Dura Pharmaceuticals, Inc.          --       2,666           --        2,666           --          59,645
Emmis Broadcasting Corp.            --       1,209           --        1,209           --          57,791
Family Golf Centers, Inc.        1,061         958         (286)       1,733           --          43,863
First Commonwealth, Inc.           327          35           (6)         356           --           5,346
Funco, Inc.                        354          --           --          354           --           5,004
Hall, Kinion & Associates,
 Inc.                               --         899           --          899           --           6,009
Harold's Stores, Inc.              516          26           --          542           --           4,134
Innotrac Corp.                      --         602           --          602           --           5,718
IntelliQuest Information
 Group, Inc.                        41         799           --          840           --           8,399
ITEQ, Inc.                          --         837           --          837           --           6,221
Lifeline Systems, Inc.             524          --          (10)         514           --           9,517
MICROS Systems, Inc.               669         669           --        1,338           --          44,280
Nastech Pharmaceutical
 Co., Inc.                         407         202           --          609           --           4,948
Nortek, Inc.                        --         439           --          439           --          13,502
Open Plan Systems, Inc.            244          --           --          244           --             565
PCD, Inc.                           --         424           --          424           --           7,266
Penederm, Inc.                     728          --           --          728           --          14,554
Phoenix International
 Ltd., Inc.                        415         208           --          623           --          10,116
PolyMedica Industries,
 Inc.                              337         549           --          886           --           7,974
Precision Auto Care, Inc.           --         607           --          607           --           5,994
Recovery Engineering, Inc.          --         423           --          423           --           8,906
Schlotzsky's, Inc.                  --         504          (11)         493           --           7,888
Suburban Lodges of
 America, Inc.                     303       1,226           --        1,529           --          23,120
TRM Copy Centers Corp.             186         512           --          698           --           9,952
Teardrop Golf Co.                   --         414           --          414           --           4,140
Telco Systems, Inc.                 --         696           --          696           --           9,870
Tetra Technologies, Inc.           710          --           --          710           --          11,712
Waterside Capital Corp.             --         118           --          118           --           1,342
Weider Nutrition
 International, Inc.               728          --           --          728           55          12,379
                                                                                            -------------
                                                                                                 $446,408
                                                                                            -------------
                                                                                            -------------
---------------------------------------------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

7.  COMMITMENTS
   At June 30, 1998, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                           U.S. DOLLAR          UNREALIZED
             CURRENCY    IN EXCHANGE     SETTLEMENT        VALUE AS OF        APPRECIATION
      TO BE DELIVERED            FOR           DATE      JUNE 30, 1998      (DEPRECIATION)
------------------------------------------------------------------------------------------
   143  British Pound       $    237       07/27/98            $   238              $   (1)
   442  German Marks             247       07/17/98                245                   2
   319  German Marks             179       09/25/98                178                   1
23,339  Japanese Yen             170       09/09/98                170                  --
25,273  Japanese Yen             186       08/28/98                184                   2
26,561  Japanese Yen             200       08/18/98                193                   7
26,151  Japanese Yen             183       09/16/98                191                  (8)
27,823  Japanese Yen             217       07/13/98                201                  16
   295  Swiss Francs             202       08/13/98                196                   6
   870  Swiss Francs             574       07/07/98                574                  --
   313  Swiss Francs             212       07/31/98                207                   5
                                                                                        --
                                                                                    $   30
                                                                                        --
                                                                                        --
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   22.39       $   16.97       $   15.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                          --           (0.02)          (0.02)
   Net Realized and Unrealized Gain on
     Investments                                   3.83            8.44            1.77
                                                 ------          ------          ------
     Total from Investment Operations              3.83            8.42            1.75

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --              --              --
   Distributions from Realized Gains                 --           (3.00)          (0.23)
                                                 ------          ------          ------
     Total Distributions                             --           (3.00)          (0.23)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   26.22       $   22.39       $   16.97
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                   17.11%*          49.61%         11.35%*

NET ASSETS AT END OF PERIOD (000'S)           $  24,172       $   4,076       $     187
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.99%**           1.06%         1.12%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                           0.06%**          (.33%)        (.58%)**
PORTFOLIO TURNOVER RATE                        47.34%**          82.57%        82.93%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   22.19       $   16.94       $   15.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                       (0.05)          (0.08)          (0.05)
   Net Realized and Unrealized Gain on
     Investments                                   3.71            8.33            1.77
                                                 ------          ------          ------
     Total from Investment Operations              3.66            8.25            1.72

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --              --              --
   Distributions from Realized Gains                 --           (3.00)          (0.23)
                                                 ------          ------          ------
     Total Distributions                             --           (3.00)          (0.23)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   25.85       $   22.19       $   16.94
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                   16.49%*          48.70%         11.15%*

NET ASSETS AT END OF PERIOD (000'S)           $   9,713       $   1,402       $     116
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.83%**           1.88%         1.87%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                         (0.82%)**         (1.16%)       (1.38%)**
PORTFOLIO TURNOVER RATE                        47.34%**          82.57%        82.93%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   19.55       $   16.62       $   15.85

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.08            0.14            0.04
   Net Realized and Unrealized Gain on
     Investments                                   2.68            3.77            1.35
                                                 ------          ------          ------
     Total from Investment Operations              2.76            3.91            1.39

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.08)          (0.14)          (0.04)
   Distributions from Realized Gains                 --           (0.84)          (0.58)
                                                 ------          ------          ------
     Total Distributions                          (0.08)          (0.98)          (0.62)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   22.23       $   19.55       $   16.62
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                   14.14%*          23.56%          8.78%*

NET ASSETS AT END OF PERIOD (000'S)           $  41,590       $   7,247       $   2,894
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.88%**           1.24%         0.97%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           0.92%**           0.74%         1.38%**
PORTFOLIO TURNOVER RATE                        35.09%**          34.26%        59.34%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   19.55       $   16.60       $   15.85

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                       (0.02)           0.02            0.02
   Net Realized and Unrealized Gain on
     Investments                                   2.61            3.79            1.33
                                                 ------          ------          ------
     Total from Investment Operations              2.59            3.81            1.35

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --           (0.02)          (0.02)
   Distributions from Realized Gains                 --           (0.84)          (0.58)
                                                 ------          ------          ------
     Total Distributions                             --           (0.86)          (0.60)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   22.14       $   19.55       $   16.60
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                   13.25%*          22.93%          8.50%*

NET ASSETS AT END OF PERIOD (000'S)           $  10,029       $   3,565       $     355
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.97%**           1.81%         1.75%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                         (0.25%)**           0.12%         0.51%**
PORTFOLIO TURNOVER RATE                        35.09%**          34.26%        59.34%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   24.02       $   21.15       $   20.03

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.21            0.51            0.12
   Net Realized and Unrealized Gain on
     Investments                                   2.62            4.98            1.65
                                                 ------          ------          ------
     Total from Investment Operations              2.83            5.49            1.77

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.21)          (0.51)          (0.12)
   Distributions from Realized Gains                 --           (2.11)          (0.53)
                                                 ------          ------          ------
     Total Distributions                          (0.21)          (2.62)          (0.65)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   26.64       $   24.02       $   21.15
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                   11.78%*          26.15%          8.85%*

NET ASSETS AT END OF PERIOD (000'S)           $   1,673       $     742       $     193
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.29%**           1.14%         1.03%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           1.84%**           2.50%         2.66%**
PORTFOLIO TURNOVER RATE                        55.01%**          52.14%        37.84%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   23.95       $   21.12       $   20.03

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.12            0.38            0.10
   Net Realized and Unrealized Gain on
     Investments                                   2.72            4.94            1.62
                                                 ------          ------          ------
     Total from Investment Operations              2.84            5.32            1.72

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.12)          (0.38)          (0.10)
   Distributions from Realized Gains                 --           (2.11)          (0.53)
                                                 ------          ------          ------
     Total Distributions                          (0.12)          (2.49)          (0.63)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   26.67       $   23.95       $   21.12
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                   11.85%*          25.35%          8.60%*

NET ASSETS AT END OF PERIOD (000'S)           $   1,665       $     798       $     112
RATIO OF EXPENSES TO AVERAGE NET ASSETS         2.01%**           1.83%         1.79%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           1.12%**           1.79%         1.99%**
PORTFOLIO TURNOVER RATE                        55.01%**          52.14%        37.84%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   17.25       $   14.06       $   13.78

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                       (0.09)          (0.06)          (0.01)
   Net Realized and Unrealized Gain on
     Investments                                   1.32            4.39            0.29
                                                 ------          ------          ------
     Total from Investment Operations              1.23            4.33            0.28

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --              --              --
   Distributions from Realized Gains                 --           (1.14)             --
                                                 ------          ------          ------
     Total Distributions                             --           (1.14)             --
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   18.48       $   17.25       $   14.06
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    7.13%*          30.79%          2.03%*

NET ASSETS AT END OF PERIOD (000'S)           $   2,009       $   1,354       $     369
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.68%**           1.42%         1.40%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                         (1.15%)**          (.61%)        (.39%)**
PORTFOLIO TURNOVER RATE                        45.35%**          55.42%        67.32%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   17.09       $   14.03       $   13.78

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                       (0.12)          (0.10)          (0.03)
   Net Realized and Unrealized Gain on
     Investments                                   1.29            4.30            0.28
                                                 ------          ------          ------
     Total from Investment Operations              1.17            4.20            0.25

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --              --              --
   Distributions from Realized Gains                 --           (1.14)             --
                                                 ------          ------          ------
     Total Distributions                             --           (1.14)             --
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   18.26       $   17.09       $   14.03
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    6.85%*          29.93%          1.81%*

NET ASSETS AT END OF PERIOD (000'S)           $   2,468       $   1,204       $     232
RATIO OF EXPENSES TO AVERAGE NET ASSETS         2.24%**           2.09%         2.18%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                         (1.71%)**         (1.30%)       (1.19%)**
PORTFOLIO TURNOVER RATE                        45.35%**          55.42%        67.32%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   11.60       $   10.69       $   10.38

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.13            0.28            0.09
   Net Realized and Unrealized Gain on
     Investments                                   0.58            1.45            0.44
                                                 ------          ------          ------
     Total from Investment Operations              0.71            1.73            0.53

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.13)          (0.28)          (0.09)
   Distributions from Realized Gains                 --           (0.54)          (0.13)
                                                 ------          ------          ------
     Total Distributions                          (0.13)          (0.82)          (0.22)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   12.18       $   11.60       $   10.69
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    6.09%*          16.29%          5.07%*

NET ASSETS AT END OF PERIOD (000'S)           $     501       $     205       $     110
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.58%**           1.52%       1.35%++**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           2.31%**           2.55%         3.01%**
PORTFOLIO TURNOVER RATE                        70.75%**         101.22%        36.10%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.70%.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   11.60       $   10.70       $   10.38

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.08            0.18            0.06
   Net Realized and Unrealized Gain on
     Investments                                   0.58            1.44            0.45
                                                 ------          ------          ------
     Total from Investment Operations              0.66            1.62            0.51

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.08)          (0.18)          (0.06)
   Distributions from Realized Gains                 --           (0.54)          (0.13)
                                                 ------          ------          ------
     Total Distributions                          (0.08)          (0.72)          (0.19)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   12.18       $   11.60       $   10.70
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    5.67%*          15.21%          4.85%*

NET ASSETS AT END OF PERIOD (000'S)           $     792       $     331       $     115
RATIO OF EXPENSES TO AVERAGE NET ASSETS         2.34%**           2.28%       2.11%++**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           1.59%**           1.78%         2.23%**
PORTFOLIO TURNOVER RATE                        70.75%**         101.22%        36.10%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 2.46%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   11.55       $   11.29       $   10.39

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        0.13            0.20              --
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                  1.69            0.29            0.95
                                                 ------          ------          ------
     Total from Investment Operations              1.82            0.49            0.95

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --           (0.21)          (0.05)
   Distributions from Realized Gains                 --           (0.02)             --
                                                 ------          ------          ------
     Total Distributions                             --           (0.23)          (0.05)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   13.37       $   11.55       $   11.29
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                   15.76%*           4.30%          9.19%*

NET ASSETS AT END OF PERIOD (000'S)           $     428       $     295       $     154
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS++                                     1.97%**           1.87%         1.41%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                           1.23%**           0.26%        (.23%)**
PORTFOLIO TURNOVER RATE                        26.20%**          22.13%        18.51%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 2.15%, 2.13% and 1.72% for the period ended June 30, 1998 and the periods ended December 31, 1997 and 1996, respectively.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   11.53       $   11.28       $   10.39

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.08            0.18              --
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                  1.68            0.22            0.93
                                                 ------          ------          ------
     Total from Investment Operations              1.76            0.40            0.93

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --           (0.13)          (0.04)
   Distributions from Realized Gains                 --           (0.02)             --
                                                 ------          ------          ------
     Total Distributions                             --           (0.15)          (0.04)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   13.29       $   11.53       $   11.28
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                   15.26%*           3.48%          8.96%*

NET ASSETS AT END OF PERIOD (000'S)           $     594       $     331       $     112
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS++                                     2.86%**           2.64%         2.17%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                         (0.82%)**           0.51%       (1.15%)**
PORTFOLIO TURNOVER RATE                        26.20%**          22.13%        18.51%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 3.04%, 2.90% and 2.47% for the period ended June 30, 1998 and the periods ended December 31, 1997 and 1996, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   14.21       $   11.81       $   11.51

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                       (0.03)          (0.06)          (0.01)
   Net Realized and Unrealized Gain on
     Investments                                   2.07            2.80            0.31
                                                 ------          ------          ------
     Total from Investment Operations              2.04            2.74            0.30

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --              --              --
   Distributions from Realized Gains                 --           (0.34)             --
                                                 ------          ------          ------
     Total Distributions                             --           (0.34)             --
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   16.25       $   14.21       $   11.81
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                   14.36%*          23.21%          2.61%*

NET ASSETS AT END OF PERIOD (000'S)           $   1,267       $     271       $     135
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.58%**           1.52%       1.42%++**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                          (.69%)**          (.60%)        (.50%)**
PORTFOLIO TURNOVER RATE                        94.23%**          60.81%        73.47%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.62%.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   14.07       $   11.79       $   11.51

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                       (0.09)          (0.10)          (0.04)
   Net Realized and Unrealized Gain on
     Investments                                   2.04            2.72            0.32
                                                 ------          ------          ------
     Total from Investment Operations              1.95            2.62            0.28

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           --              --              --
   Distributions from Realized Gains                 --           (0.34)             --
                                                 ------          ------          ------
     Total Distributions                             --           (0.34)             --
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   16.02       $   14.07       $   11.79
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                   13.86%*          22.23%          2.43%*

NET ASSETS AT END OF PERIOD (000'S)           $     952       $     396       $     103
RATIO OF EXPENSES TO AVERAGE NET ASSETS         2.56%**           2.29%       2.18%++**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                         (1.61%)**         (1.35%)       (1.28%)**
PORTFOLIO TURNOVER RATE                        94.23%**          60.81%        73.47%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 2.41%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                              APRIL 30,                       APRIL 30,
                                                                   1997                            1997
                                                          (COMMENCEMENT                   (COMMENCEMENT
                                              SIX-MONTH              OF       SIX-MONTH              OF
                                           PERIOD ENDED     OPERATIONS)    PERIOD ENDED     OPERATIONS)
                                                            TO DECEMBER                     TO DECEMBER
                                                JUNE 30              31         JUNE 30              31
                                          -------------------------------------------------------------
                                                   1998            1997            1998            1997
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   11.18       $   10.00       $   11.18       $   10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.03            0.08           (0.01)           0.02
   Net Realized and Unrealized Gain on
     Investments                                   0.76            1.65            0.75            1.65
                                                 ------          ------          ------          ------
     Total from Investment Operations              0.79            1.73            0.74            1.67

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.03)          (0.08)             --           (0.02)
   Distributions from Realized Gains                 --           (0.47)             --           (0.47)
                                                 ------          ------          ------          ------
     Total Distributions                          (0.03)          (0.55)             --           (0.49)
                                                 ------          ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   11.94       $   11.18       $   11.92       $   11.18
                                                 ------          ------          ------          ------
                                                 ------          ------          ------          ------
TOTAL RETURN+                                    7.08%*         17.24%*          6.62%*         16.63%*

NET ASSETS AT END OF PERIOD (000'S)           $     168       $     133       $     466       $     221
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.72%           1.48%           2.46%           2.29%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS**                           0.57%           1.03%         (0.18%)           0.20%
PORTFOLIO TURNOVER RATE**                        54.57%          36.37%          54.57%          36.37%

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO HIGH-YIELD BOND FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                              SIX-MONTH    ELEVEN-MONTH       SIX-MONTH         FOR THE
                                           PERIOD ENDED    PERIOD ENDED    PERIOD ENDED      YEAR ENDED
                                                JUNE 30    DECEMBER 31+         JUNE 30    DECEMBER 31+
                                          -------------------------------------------------------------
                                                   1998            1997            1998            1997
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $    9.12       $    8.83       $    9.12       $    8.83

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.36            0.69            0.32            0.63
   Net Realized and Unrealized Gain on
     Investments                                   0.02            0.29            0.02            0.29
                                                 ------          ------          ------          ------
     Total from Investment Operations              0.38            0.98            0.34            0.92

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.36)          (0.69)          (0.32)          (0.63)
                                                 ------          ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $    9.14       $    9.12       $    9.14       $    9.12
                                                 ------          ------          ------          ------
                                                 ------          ------          ------          ------
TOTAL RETURN*                                     4.21%          12.49%           3.78%          11.77%

NET ASSETS AT END OF PERIOD (000'S)           $   1,341       $     259       $     585       $     355
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                       1.22%           1.10%           2.04%           1.81%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS**                           7.79%           7.65%           7.04%           6.87%
PORTFOLIO TURNOVER RATE**                        56.72%          85.06%          56.72%          85.06%

--------------------------------------------------------------------------------

  * Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 **  Annualized.
  + For the period from January 31, 1997 (initial issue date of Class A and Class B shares) through December 31, 1997.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   10.35       $   10.11       $   10.10

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.26            0.55            0.15
   Net Realized and Unrealized Gain on
     Investments                                   0.08            0.24            0.01
                                                 ------          ------          ------
     Total from Investment Operations              0.34            0.79            0.16

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.26)          (0.55)          (0.15)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   10.43       $   10.35       $   10.11
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    3.35%*           8.03%          1.63%*

NET ASSETS AT END OF PERIOD (000'S)           $     425       $     365       $     704
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.39%**           1.32%       1.07%**++
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           5.11%**           5.36%         6.07%**
PORTFOLIO TURNOVER RATE                         6.43%**          82.36%       125.42%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets for the period ended December 31, 1996 would have been 1.30%.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   10.35       $   10.12       $   10.10

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.23            0.48            0.14
   Net Realized and Unrealized Gain on
     Investments                                   0.07            0.23            0.02
                                                 ------          ------          ------
     Total from Investment Operations              0.30            0.71            0.16

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.23)          (0.48)          (0.14)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   10.42       $   10.35       $   10.12
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    2.95%*           7.27%          1.55%*

NET ASSETS AT END OF PERIOD (000'S)           $     622       $     432       $     223
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.91%**           1.87%       1.72%**++
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           4.61%**           4.78%         5.35%**
PORTFOLIO TURNOVER RATE                         6.43%**          82.36%       125.42%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets for the period ended December 31, 1996 would have been 1.95%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MANAGED BOND FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $    8.60       $    8.35       $    8.35

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.19            0.39            0.11
   Net Realized and Unrealized Gain on
     Investments                                   0.14            0.25              --
                                                 ------          ------          ------
     Total from Investment Operations              0.33            0.64            0.11

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.19)          (0.39)          (0.11)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $    8.74       $    8.60       $    8.35
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    3.85%*           7.78%          1.34%*

NET ASSETS AT END OF PERIOD (000'S)           $     215       $     146       $     140
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.49%**           1.45%         1.30%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           4.40%**           4.68%         5.22%**
PORTFOLIO TURNOVER RATE                        93.68%**         176.50%       136.29%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MANAGED BOND FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $    8.60       $    8.35       $    8.35

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.14            0.32            0.09
   Net Realized and Unrealized Gain on
     Investments                                   0.13            0.25              --
                                                 ------          ------          ------
     Total from Investment Operations              0.27            0.57            0.09

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.14)          (0.32)          (0.09)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $    8.73       $    8.60       $    8.35
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    3.15%*           6.91%          1.15%*

NET ASSETS AT END OF PERIOD (000'S)           $     179       $     120       $     100
RATIO OF EXPENSES TO AVERAGE NET ASSETS         2.42%**           2.23%         2.07%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           3.24%**           3.79%         4.45%**
PORTFOLIO TURNOVER RATE                        93.68%**         176.50%       136.29%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MUNICIPAL BOND FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   14.53       $   13.99       $   13.82

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.33            0.68            0.18
   Net Realized and Unrealized Gain on
     Investments                                   0.05            0.70            0.17
                                                 ------          ------          ------
     Total from Investment Operations              0.38            1.38            0.35

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.33)          (0.68)          (0.18)
   Distributions from Realized Gains                 --           (0.16)             --
                                                 ------          ------          ------
     Total Distributions                          (0.33)          (0.84)          (0.18)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   14.58       $   14.53       $   13.99
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    2.63%*          10.17%          2.52%*

NET ASSETS AT END OF PERIOD (000'S)           $     879       $     390       $     311
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.01%**           0.95%         0.82%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           4.56%**           4.86%         5.04%**
PORTFOLIO TURNOVER RATE                        33.99%**          13.52%         6.66%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MUNICIPAL BOND FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   14.52       $   13.98       $   13.82

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.29            0.60            0.15
   Net Realized and Unrealized Gain on
     Investments                                   0.03            0.70            0.16
                                                 ------          ------          ------
     Total from Investment Operations              0.32            1.30            0.31

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.29)          (0.60)          (0.15)
   Distributions from Realized Gains                 --           (0.16)             --
                                                 ------          ------          ------
     Total Distributions                          (0.29)          (0.76)          (0.15)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   14.55       $   14.52       $   13.98
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    2.23%*           9.56%          2.27%*

NET ASSETS AT END OF PERIOD (000'S)           $     820       $     502       $     112
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.55%**           1.53%         1.50%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           4.02%**           4.22%         4.42%**
PORTFOLIO TURNOVER RATE                        33.99%**          13.52%         6.66%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO CALIFORNIA TAX-FREE INCOME FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   12.94       $   12.23       $   12.07

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.29            0.58            0.15
   Net Realized and Unrealized Gain on
     Investments                                   0.01            0.76            0.19
                                                 ------          ------          ------
     Total from Investment Operations              0.30            1.34            0.34

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.29)          (0.58)          (0.15)
   Distributions from Realized Gains                 --           (0.05)          (0.03)
                                                 ------          ------          ------
     Total Distributions                          (0.29)          (0.63)          (0.18)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   12.95       $   12.94       $   12.23
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    2.36%*          11.29%          2.83%*

NET ASSETS AT END OF PERIOD (000'S)           $     686       $     460       $     122
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.93%**           0.91%         0.89%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           4.55%**           4.52%         4.84%**
PORTFOLIO TURNOVER RATE                        52.97%**           9.83%        10.52%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO CALIFORNIA TAX-FREE INCOME FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   12.93       $   12.22       $   12.07

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.24            0.48            0.12
   Net Realized and Unrealized Gain on
     Investments                                   0.01            0.76            0.18
                                                 ------          ------          ------
     Total from Investment Operations              0.25            1.24            0.30

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.24)          (0.48)          (0.12)
   Distributions from Realized Gains                 --           (0.05)          (0.03)
                                                 ------          ------          ------
     Total Distributions                          (0.24)          (0.53)          (0.15)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   12.94       $   12.93       $   12.22
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    1.97%*          10.46%          2.56%*

NET ASSETS AT END OF PERIOD (000'S)           $     848       $     501       $     101
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.69%**           1.63%         1.64%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           3.70%**           3.71%         4.08%**
PORTFOLIO TURNOVER RATE                        52.97%**           9.83%        10.52%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   10.95       $   10.53       $   10.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.23            0.46            0.12
   Net Realized and Unrealized Gain on
     Investments                                   0.05            0.42            0.09
                                                 ------          ------          ------
     Total from Investment Operations              0.28            0.88            0.21

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.23)          (0.46)          (0.12)
   Distributions from Realized Gains                 --              --           (0.01)
                                                 ------          ------          ------
     Total Distributions                          (0.23)          (0.46)          (0.13)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   11.00       $   10.95       $   10.53
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    2.56%*           8.64%          1.94%*

NET ASSETS AT END OF PERIOD (000'S)           $     203       $     360       $     336
RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.44%**           1.32%         1.31%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           4.25%**           4.39%         4.49%**
PORTFOLIO TURNOVER RATE                        85.85%**          11.67%        15.96%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $   10.97       $   10.55       $   10.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.19            0.38            0.10
   Net Realized and Unrealized Gain on
     Investments                                   0.04            0.42            0.11
                                                 ------          ------          ------
     Total from Investment Operations              0.23            0.80            0.21

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.19)          (0.38)          (0.10)
   Distributions from Realized Gains                 --              --           (0.01)
                                                 ------          ------          ------
     Total Distributions                          (0.19)          (0.38)          (0.11)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $   11.01       $   10.97       $   10.55
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN+                                    2.11%*           7.75%          1.94%*

NET ASSETS AT END OF PERIOD (000'S)           $     243       $     239       $     211
RATIO OF EXPENSES TO AVERAGE NET ASSETS         2.19%**           2.13%         2.06%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           3.48%**           3.58%         3.71%**
PORTFOLIO TURNOVER RATE                        85.85%**          11.67%        15.96%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MONEY MARKET FUND
   CLASS A

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $    1.00       $    1.00       $    1.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.02            0.05            0.01

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.02)          (0.05)          (0.01)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $    1.00       $    1.00       $    1.00
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN                                     2.35%*           4.97%          1.21%*

NET ASSETS AT END OF PERIOD (000'S)           $     840       $     537       $     295
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.97%**           0.72%         0.55%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           4.71%**           4.91%         5.01%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------

------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

8.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MONEY MARKET FUND
   CLASS B

                                              SIX-MONTH         FOR THE     THREE-MONTH
                                           PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                                JUNE 30     DECEMBER 31     DECEMBER 31
                                          ---------------------------------------------
                                                   1998            1997            1996
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $    1.00       $    1.00       $    1.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.02            0.05            0.01

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.02)          (0.05)          (0.01)
                                                 ------          ------          ------
NET ASSET VALUE AT END OF PERIOD              $    1.00       $    1.00       $    1.00
                                                 ------          ------          ------
                                                 ------          ------          ------
TOTAL RETURN                                     2.30%*           4.94%          1.21%*

NET ASSETS AT END OF PERIOD (000'S)           $     323       $     414       $     106
RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.96%**           0.78%         0.54%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                           4.71%**           4.85%         4.96%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

SAFECO MUTUAL FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm, Pacific Time

NATIONWIDE: 1-800-528-6501

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718
*All telephone calls are tape-recorded
for your protection.

MAILING ADDRESS:

SAFECO Mutual Funds
Advisor Class Shares
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

E-MAIL: invest@safeco.com

GMF 4068 8/98

RECYCLE LOGO                  Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

-TM-A trademark of SAFECO Corporation.